                               UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-7822
                                  ---------------------------------------------

                        AMERICAN CENTURY INVESTMENT TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                        64111
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
-------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:       816-531-5575
                                                   ----------------------------

Date of fiscal year end:   03-31
                          ------------------------------------------------------
Date of reporting period:  09-30-2004
                          ------------------------------------------------------

ITEM 1.  REPORTS TO STOCKHOLDERS

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of wooden covered bridge]

Prime Money Market Fund

[american century investments logo and text logo]

Our Message to You......................................................    1

PRIME MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.

                JAMES E. STOWERS III
              WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Prime Money
Market fund for the six months ended September 30, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Prime Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004

                                 -----------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                      1 YEAR     5 YEARS    10 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
INVESTOR CLASS         0.64%      2.72%       3.96%        3.96%      11/17/93
--------------------------------------------------------------------------------
90-DAY U.S.
TREASURY BILL INDEX    1.11%      2.83%       3.97%       3.96%(1)       --
--------------------------------------------------------------------------------
LIPPER MONEY MARKET
INSTRUMENT FUNDS
AVERAGE RETURN         0.42%      2.42%       3.73%       3.70%(1)       --
--------------------------------------------------------------------------------
Fund's Lipper
Ranking(2)           86 of 400  56 of 298   38 of 168   26 of 156(1)     --
--------------------------------------------------------------------------------
Advisor Class          0.40%      2.46%        --          2.82%       8/28/98
--------------------------------------------------------------------------------
A Class                0.41%       --          --         0.46%(3)     1/31/03
--------------------------------------------------------------------------------
B Class(3)                                                             1/31/03
  No sales charge*     0.06%       --          --          0.22%
  With sales charge*  -3.94%       --          --         -2.20%
--------------------------------------------------------------------------------
C Class(3)             0.16%       --          --          0.26%        5/7/02
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. (Please see the Share Class Information page for more about the applicable sales charges for each share class.) The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/93, the date nearest the Investor Class's inception for which data are available.

(2) Lipper rankings are based on average annual total returns for the fund
    (Investor Class only) in a given category for the periods indicated.

(3) If American Century had not voluntarily waived all or a portion of service and distribution fees, class returns would have been lower during these periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

                                                                  (continued)

------
2

Prime Money Market - Performance

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
A-1+                                         78%                   78%
--------------------------------------------------------------------------------
A-1                                          22%                   22%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
                                             INVESTOR CLASS -- 9/30/04
--------------------------------------------------------------------------------
7-Day Current Yield                                    1.11%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  1.12%
--------------------------------------------------------------------------------
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   46 days               70 days
--------------------------------------------------------------------------------

PORTFOLIO COMPOSITION BY MATURITY
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
1--30 days                                   53%                   51%
--------------------------------------------------------------------------------
31--90 days                                  34%                   26%
--------------------------------------------------------------------------------
91--180 days                                  9%                    9%
--------------------------------------------------------------------------------
More than 180 days                            4%                   14%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.

------
3

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                   (continued)

------
4

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-----------------------------------------------------------------------------
                                                  EXPENSES PAID
                      BEGINNING        ENDING     DURING PERIOD*  ANNUALIZED
                    ACCOUNT VALUE  ACCOUNT VALUE     4/1/04 -      EXPENSE
                       4/1/04         9/30/04        9/30/04        RATIO*
-----------------------------------------------------------------------------
PRIME MONEY MARKET
SHAREHOLDER
FEE EXAMPLE
-----------------------------------------------------------------------------
ACTUAL
-----------------------------------------------------------------------------
Investor Class         $1,000        $1,003.70       $3.01          0.60%
-----------------------------------------------------------------------------
Advisor Class          $1,000        $1,002.50       $4.27          0.85%
-----------------------------------------------------------------------------
A Class                $1,000        $1,002.60       $4.27          0.85%
-----------------------------------------------------------------------------
B Class                $1,000        $1,000.30       $6.72          1.34%
-----------------------------------------------------------------------------
C Class                $1,000        $1,001.30       $5.47          1.09%
-----------------------------------------------------------------------------
HYPOTHETICAL
-----------------------------------------------------------------------------
Investor Class         $1,000        $1,022.06       $3.04          0.60%
-----------------------------------------------------------------------------
Advisor Class          $1,000        $1,020.81       $4.31          0.85%
-----------------------------------------------------------------------------
A Class                $1,000        $1,020.81       $4.31          0.85%
-----------------------------------------------------------------------------
B Class                $1,000        $1,018.35       $6.78          1.34%
-----------------------------------------------------------------------------
C Class                $1,000        $1,019.60       $5.52          1.09%
-----------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by
 365 which reflects the one-half year period.

------
5

Prime Money Market - Portfolio Commentary

PORTFOLIO MANAGER: DENISE LATCHFORD

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, Prime Money Market's total return of 0.37%* ranked in the top quarter of Lipper Inc.'s money market instrument funds category (#85 out of 402 funds). Over the long term, the fund has produced consistently similar results--Prime Money Market's one-, five-, and
10-year returns all ranked in the top quarter of the Lipper group. (See page 2 for additional performance information.)

ECONOMIC AND MARKET REVIEW

Economic data was mixed during the six-month period. The news was initially positive as job growth increased sharply and retail sales surged in the second quarter of the year. In the latter part of the period, however, evidence of moderating economic growth appeared, including slowing manufacturing activity and a drop in consumer confidence. Soaring oil and commodity prices also served as a drag on the economy.

Nonetheless, the U.S. economy grew at an annualized rate of more than 3% during the six-month period, higher than the average annual growth rate over the past
30 years. In June, the Federal Reserve embarked on a series of short-term interest rate increases. The Fed raised rates by a quarter-point three times during the period, boosting the federal funds rate target from a 46-year low of
1% to 1.75%--its highest level in two years.

Money market yields tracked the Fed's rate-raising activity--for example, the three-month Treasury bill yield rose from 0.93% to 1.68% during the six-month period.

PORTFOLIO STRATEGY

Prime Money Market's seven-day current yield increased from 0.54% at the beginning of the six-month period to 1.11% as of September 30, 2004. Unlike yields in the money market, the fund's yield does not immediately reflect Fed rate hikes; the yield increases gradually as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.
Consequently, the Fed's last rate increase on September 21 was not fully reflected in Prime Money Market's yield by the end of the period. It's also worth remembering that the fund's yield is impacted by expenses.

We shortened the fund's average maturity--from around 70 days at the beginning of the period to about 45 days by September 30--to enable its yield to more quickly reflect higher short-term interest rates.

At the end of 2001, commercial paper comprised two-thirds of Prime Money
Market's portfolio, but it has gradually declined to a much smaller portion of the portfolio since then as a result of reduced commercial paper issuance. We continued to reduce Prime Money Market's position in commercial paper during the past six months, from 34% to 30% of the portfolio. We replaced the commercial paper with certificates of deposit, which increased from 6% to 10%
of the portfolio.

*All fund returns and yields referenced in this commentary are for Investor
Class shares.

------
6

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                    Value
------------------------------------------------------------------------------
COMMERCIAL PAPER(1) -- 30.3%

  $ 9,100,000  American Family Financial
               Services, Inc., 1.72%,
               11/23/04                                       $    9,076,957
------------------------------------------------------------------------------
   18,000,000  Amstel Funding Corp., 1.80%,
               12/30/04 (Acquired 8/30/04,
               Cost $17,890,200)(2)                               17,919,000
------------------------------------------------------------------------------
   15,000,000  Amstel Funding Corp., 1.96%,
               1/24/05 (Acquired 9/24/04,
               Cost $14,903,633)(2)                               14,906,083
------------------------------------------------------------------------------
   40,000,000  CRC Funding LLC, 1.51%,
               10/12/04                                           39,981,545
------------------------------------------------------------------------------
   31,000,000  Crown Point Capital
               Company, 1.54%, 10/18/04
               (Acquired 7/16/04-7/20/04,
               Cost $30,878,939)(2)                               30,977,456
------------------------------------------------------------------------------
   30,000,000  Crown Point Capital
               Company, 1.64%, 11/4/04
               (Acquired 8/11/04,
               Cost $29,883,833)(2)                               29,953,534
------------------------------------------------------------------------------
   12,100,000  CXC LLC, 1.75%, 12/1/04
               (Acquired 9/3/04, Cost
               $12,047,651)(2)                                    12,064,120
------------------------------------------------------------------------------
   40,000,000  Dakota Notes of the Citibank,
               1.74%, 12/2/04 (Acquired
               9/2/04, Cost $39,824,067)(2)                       39,880,133
------------------------------------------------------------------------------
   23,200,000  Dexia Delaware LLC, 1.50%,
               10/7/04                                            23,194,200
------------------------------------------------------------------------------
   23,000,000  Emerald Notes of the MBNA,
               1.56%, 10/20/04                                    22,981,064
------------------------------------------------------------------------------
   20,000,000  Emerald Notes of the MBNA,
               1.64%, 11/2/04                                     19,970,844
------------------------------------------------------------------------------
   17,000,000  Emerald Notes of the MBNA,
               1.72%, 11/18/04 (Acquired
               8/27/04, Cost $16,932,586)(2)                      16,961,013
------------------------------------------------------------------------------
   46,600,000  Fortis Funding LLC, 1.75%,
               12/29/04 (Acquired 9/1/04,
               Cost $46,330,432)(2)                               46,398,391
------------------------------------------------------------------------------
   55,000,000  Govco Incorporated, 1.80%,
               12/7/04 (Acquired 9/7/04,
               Cost $54,749,750)(2)                               54,815,749
------------------------------------------------------------------------------
   15,000,000  HBOS Treasury Services plc,
               1.55%, 10/22/04                                    14,986,481
------------------------------------------------------------------------------
   39,000,000  ING (U.S.) Funding LLC,
               1.70%, 12/6/04                                     38,878,449
------------------------------------------------------------------------------
   14,200,000  Legacy Capital Company
               LLC, 1.60%, 10/4/04                                14,198,107
------------------------------------------------------------------------------
   16,000,000  Lexington Parker Capital,
               1.51%, 10/12/04                                    15,992,618
------------------------------------------------------------------------------
   10,000,000  Lexington Parker Capital,
               1.54%, 10/19/04                                     9,992,300
------------------------------------------------------------------------------
   35,000,000  Lexington Parker Capital,
               1.30%, 11/10/04                                    34,949,445
------------------------------------------------------------------------------

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $41,200,000  Newcastle Certificates,
               1.61%, 10/19/04                                $   41,166,834
------------------------------------------------------------------------------
   29,237,000  Prefco, 1.72%, 11/29/04
               (Acquired 8/30/04, Cost
               $29,109,884)(2)                                    29,154,584
------------------------------------------------------------------------------
   14,000,000  Receivables Capital Co. LLC,
               1.78%, 12/1/04 (Acquired
               9/3/04, Cost $13,938,392)(2)                       13,957,774
------------------------------------------------------------------------------
    3,600,000  Spintab AB, 1.75%, 12/3/04                          3,588,975
------------------------------------------------------------------------------
    5,100,000  Tannehill Capital Co. LLC,
               1.62%, 10/4/04 (Acquired
               8/27/04, Cost $5,091,279)(2)                        5,099,312
------------------------------------------------------------------------------
   20,000,000  Thunder Bay Funding Inc.,
               1.88%, 12/21/04 (Acquired
               9/22/04, Cost $19,906,000)(2)                      19,915,400
------------------------------------------------------------------------------
   37,100,000  UBS Finance Delaware LLC,
               1.88%, 10/1/04                                     37,100,000
------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                           658,060,368
------------------------------------------------------------------------------

CORPORATE BONDS -- 20.5%

    9,790,000  215 Jane Investors LLC,
               Series 2002, VRN, 1.90%,
               10/6/04 (Acquired 6/11/02,
               Cost $9,790,000)(2)                                 9,790,000
------------------------------------------------------------------------------
   16,000,000  American Honda Finance
               Corp., VRN, 1.72%, 10/13/04,
               resets quarterly off the
               3-month LIBOR plus 0.13%
               with no caps (Acquired
               9/30/04, Cost $16,006,848)(2)                      16,006,848
------------------------------------------------------------------------------
   15,000,000  Banque Nationale de Paris,
               VRN, 1.67%, 11/26/04, resets
               quarterly off the 3-month
               LIBOR minus 0.08%
               with no caps                                       14,997,492
------------------------------------------------------------------------------
   26,200,000  Barclays Bank plc, VRN,
               1.89%, 12/30/04, resets
               quarterly off the 3-month
               LIBOR minus 0.09%
               with no caps                                       26,194,064
------------------------------------------------------------------------------
   41,000,000  Blue Heron Funding Limited,
               VRN, 1.85%, 10/21/04, resets
               monthly off the 1-month
               LIBOR minus 0.03% with
               no caps (Acquired 5/20/03,
               Cost $41,000,000)(2)                               41,000,000
------------------------------------------------------------------------------
    5,710,000  Bowie Assisted Living LLC,
               VRN, 1.90%, 10/6/04                                 5,710,000
------------------------------------------------------------------------------
    5,370,000  Dormitory Partnership
               Phase I, VRN, 1.89%, 10/7/04                        5,370,000
------------------------------------------------------------------------------
   32,000,000  General Electric Capital Corp.,
               VRN, 2.01%, 12/15/04,
               resets quarterly off the
               3-month LIBOR plus 0.13%
               with no caps                                       32,024,988
------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

------
7

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $ 6,000,000  Herman & Kittle Capital LLC,
               VRN, 1.89%, 10/7/04                            $    6,000,000
------------------------------------------------------------------------------
    1,565,000  Herman & Kittle Capital LLC,
               VRN, 1.89%, 10/7/04                                 1,565,000
------------------------------------------------------------------------------
    4,150,000  Mark-Lynn Foods Inc., VRN,
               1.89%, 10/7/04, resets
               weekly with a cap of 15.00%                         4,150,000
------------------------------------------------------------------------------
    7,100,000  Mullenix-St. Charles Properties
               LP, VRN, 1.83%, 10/7/04                             7,100,000
------------------------------------------------------------------------------
    6,100,000  Oklahoma Christian University
               Inc., VRN, 1.89%, 10/7/04                           6,100,000
------------------------------------------------------------------------------
   20,000,000  Procter & Gamble Co.,
               VRN, 1.83%, 12/9/04,
               resets quarterly off the
               3-month LIBOR minus 0.03%
               with no caps                                       20,000,000
------------------------------------------------------------------------------
   45,000,000  Rabobank Nederland N.V.,
               VRN, 1.62%, 11/8/04, resets
               quarterly of the 3-month
               LIBOR minus 0.095%
               with no caps                                       44,994,926
------------------------------------------------------------------------------
    8,000,000  Salvation Army, VRN, 1.84%,
               10/7/04                                             8,000,000
------------------------------------------------------------------------------
   10,000,000  Salvation Army, VRN, 1.84%,
               10/7/04                                            10,000,000
------------------------------------------------------------------------------
   40,000,000  Toyota Motor Credit Corp.,
               VRN, 1.99%, 10/1/04, resets
               daily off the Federal Funds
               Rate plus 0.23% with no caps                       40,031,660
------------------------------------------------------------------------------
   20,000,000  Toyota Motor Credit Corp.,
               VRN, 1.90%, 12/31/04, resets
               quarterly off the 3-month
               LIBOR minus 0.08% with
               no caps                                            20,000,000
------------------------------------------------------------------------------
   50,000,000  Transamerica Occidental Life
               Insurance Co., VRN, 1.80%,
               11/1/04, resets quarterly off
               the 3-month LIBOR plus
               0.11% with no caps (Acquired
               11/9/99, Cost $50,000,000)(2)                      50,000,000
------------------------------------------------------------------------------
   41,000,000  Travelers Insurance Co. Group,
               VRN, 1.79%, 11/7/04, resets
               quarterly off the 3-month
               LIBOR plus 0.08% with no
               caps (Acquired 8/7/03, Cost
               $41,000,000)(2)                                    41,000,000
------------------------------------------------------------------------------
   20,000,000  U.S. Bank National Association,
               VRN, 1.78%, 10/25/04,
               resets monthly off the
               1-month LIBOR minus
               0.06% with no caps                                 20,000,000
------------------------------------------------------------------------------
   15,000,000  Wells Fargo & Co., VRN,
               1.98%, 12/24/04, resets
               quarterly off the 3-month
               plus 0.04% with no caps                            15,008,322
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                            445,043,300
------------------------------------------------------------------------------

Principal Amount                                                    Value
------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 19.2%

  $ 3,725,000  Acworth Downtown
               Development Auth. Rev.,
               (Cable/Fiber Project),
               VRDN, 1.80%, 10/7/04
               (AMBAC) (SBBPA: Bank
               of America N.A.)                               $    3,725,000
------------------------------------------------------------------------------
    7,115,000  Association of Bay Area
               Governments Finance Auth.
               for Nonprofit Corporations
               Rev., Series 2002 B, (Colma
               Bart), VRDN, 1.80%, 10/7/04
               (LOC: Bank of America N.A.)                         7,115,000
------------------------------------------------------------------------------
    3,700,000  Athens-Clarke County
               Industrial Development Auth.
               Rev., (Allen Properties Inc.),
               VRDN, 1.80%, 10/6/04
               (LOC: SunTrust Bank)                                3,700,000
------------------------------------------------------------------------------
    5,275,000  Babylon Industrial
               Development Agency Rev.,
               Series 2004 A, (Topiderm
               Inc.), VRDN, 1.89%, 10/7/04
               (LOC: Citibank N.A.)                                5,275,000
------------------------------------------------------------------------------
    5,990,000  Calexico Unified School
               District COP, (Refinancing
               Project), VRDN, 1.87%,
               10/7/04 (XLCA) (SBBPA:
               Wachovia Bank N.A.)                                 5,990,000
------------------------------------------------------------------------------
   12,810,000  California Housing Finance
               Agency Rev., Series 2000 R,
               VRDN, 1.85%, 10/6/04
               (AMBAC/FHA)                                        12,810,000
------------------------------------------------------------------------------
   15,595,000  California Housing Finance
               Agency Rev., Series 2001 H,
               VRDN, 1.85%, 10/6/04
               (SBBPA: FNMA)                                      15,595,000
------------------------------------------------------------------------------
   62,700,000  Catholic Health Initiatives
               Rev., Series 1997 C, VRDN,
               1.93%, 10/6/04 (SBBPA:
               Landesbank Hessen-Thuringen
               Girozentrale)                                      62,700,000
------------------------------------------------------------------------------
   20,000,000  Concordia College Rev.,
               VRDN, 1.84%, 10/1/04
               (LOC: Bank of America N.A.)                        20,000,000
------------------------------------------------------------------------------
    5,000,000  Connecticut GO, Series
               2000 A, 6.45%, 12/1/04                              5,039,896
------------------------------------------------------------------------------
   20,000,000  Cook County GO,
               Series 2004 D, VRDN,
               1.87%, 10/6/04                                     20,000,000
------------------------------------------------------------------------------
    7,000,000  County of Cuyahoga Rev.,
               Series 2004 B, (Gateway),
               VRDN, 1.85%, 10/6/04
               (SBBPA: Wachovia Bank N.A.)                         7,000,000
------------------------------------------------------------------------------
    3,180,000  El Monte COP, Series 2003 B,
               (Community Improvement),
               VRDN, 1.92%, 10/7/04 (LOC:
               California State Teacher's
               Retirement System)                                  3,180,000
------------------------------------------------------------------------------

See Notes to Financial Statements.                               (continued)

------
8

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $ 6,905,000  Gadsden Airport Auth. Rev.,
               VRDN, 1.84%, 10/7/04
               (LOC: SouthTrust Bank N.A.)                    $    6,905,000
------------------------------------------------------------------------------
    8,380,000  Georgia Municipal Gas
               Auth. Rev., Series 2004 A,
               (Gas Portfolio III), VRDN,
               1.87%, 10/7/04 (LOC:
               Wachovia Bank N.A.)                                 8,380,000
------------------------------------------------------------------------------
    7,600,000  Grand Traverse Band
               Economic Development Corp.
               Rev., VRDN, 1.80%, 10/7/04
               (LOC: Bank of America N.A.)                         7,600,000
------------------------------------------------------------------------------
    9,165,000  Houston Higher Education
               Finance Corp. Rev., Series
               2004 A, (University Parking
               Systems), VRDN, 1.94%,
               10/7/04 (LOC: BNP
               Paribas Group)                                      9,165,000
------------------------------------------------------------------------------
      335,000  Houston Higher Education
               Finance Corp. Rev., Series
               2004 B, (University Parking
               Systems), VRDN, 1.94%,
               10/7/04 (LOC: BNP
               Paribas Group)                                        335,000
------------------------------------------------------------------------------
   10,000,000  Illinois Finance Auth. Rev.,
               (Windsor Park), VRDN,
               1.85%, 10/7/04
               (LOC: Lasalle Bank N.A.)                           10,000,000
------------------------------------------------------------------------------
    8,650,000  Jackson Energy Auth. Rev.,
               Series 2003 A, VRDN, 1.80%,
               10/6/04 (FGIC) (SBBPA:
               Bank of America N.A.)                               8,650,000
------------------------------------------------------------------------------
    9,000,000  Jackson Energy Auth. Rev.,
               Series 2003 B, VRDN, 1.80%,
               10/7/04 (FGIC) (SBBPA:
               Bank of America N.A.)                               9,000,000
------------------------------------------------------------------------------
    6,000,000  Kankakee GO, (Exit 308),
               VRDN, 1.85%, 10/7/04
               (RADIAN) (SBBPA: Bank
               One N.A.)                                           6,000,000
------------------------------------------------------------------------------
    1,852,000  Kern Water Bank Auth. Rev.,
               Series 2003 B, VRDN,
               1.85%, 10/7/04 (LOC:
               Wells Fargo Bank N.A.)                              1,852,000
------------------------------------------------------------------------------
    2,000,000  Las Cruces Industrial Rev.,
               (F&A Dairy Products), VRDN,
               1.84%, 12/1/04 (LOC: Wells
               Fargo Bank N.A.)                                    2,000,000
------------------------------------------------------------------------------
    3,000,000  Long Beach Rev., Series
               2004 A, (Towne Center Site),
               VRDN, 1.92%, 10/7/04
               (LOC: Allied Irish Bank plc)                        3,000,000
------------------------------------------------------------------------------
   10,000,000  Michigan State Housing
               Development Auth. Rev.,
               Series 2002 C, VRDN, 1.84%,
               10/6/04 (MBIA) (SBBPA:
               Landesbank Hessen-Thurigen
               Girozentrale)                                      10,000,000
------------------------------------------------------------------------------
    4,000,000  Michigan State University
               Rev., Series 2002 B, VRDN,
               1.83%, 10/6/04 (SBBPA:
               Dexia Credit Local)                                 4,000,000
------------------------------------------------------------------------------

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $10,000,000  Mississippi Business Finance
               Corporation Industrial
               Development Rev., (VC
               Regional Assembly), VRDN,
               1.84%, 10/6/04 (LOC:
               JPMorgan Chase Bank)                           $   10,000,000
------------------------------------------------------------------------------
    9,005,000  Montgomery County
               Redevelopment Auth.
               Multifamily Housing Rev.,
               Series 2001 A, (Kingswood
               Apartments), VRDN, 1.83%,
               10/7/04 (LOC: FNMA)                                 9,005,000
------------------------------------------------------------------------------
    4,800,000  Newton Economic
               Development Rev., (Medical
               Office Plaza), VRDN, 1.80%,
               10/7/04 (LOC: Bank of
               America N.A.)                                       4,800,000
------------------------------------------------------------------------------
   14,305,000  North Carolina Housing
               Finance Agency Rev., Series
               2003 D, (Multifamily), VRDN,
               1.83%, 10/6/04 (SBBPA:
               Wachovia Bank N.A.)                                14,305,000
------------------------------------------------------------------------------
   14,475,000  North Miami Special
               Obligation Rev., (Pension
               Funding), VRDN, 1.80%,
               10/7/04 (AMBAC)                                    14,475,000
------------------------------------------------------------------------------
   17,766,000  Oaks Christian School Rev.,
               VRDN, 1.84%, 10/7/04 (LOC:
               U.S. Bank N.A.)                                    17,766,000
------------------------------------------------------------------------------
    9,865,000  Oklahoma Development
               Finance Auth. Rev., Series
               2003 A, (Langston
               Development Inc.), VRDN,
               1.89%, 10/7/04 (LOC: FHLB)                          9,865,000
------------------------------------------------------------------------------
    1,900,000  Olathe Industrial Rev.,
               (Zschoche Family),
               VRDN, 1.89%, 10/7/04
               (LOC: U.S. Bank N.A.)                               1,900,000
------------------------------------------------------------------------------
    7,000,000  Olathe Industrial Rev., Series
               1997 B, (Diamant Boart Inc.),
               VRDN, 1.98%, 10/7/04 (LOC:
               Svenska Handelsbanken)
               (Acquired 12/2/02,
               Cost $7,000,000)(2)                                 7,000,000
------------------------------------------------------------------------------
    5,000,000  Omaha Special Obligation Rev.,
               (Riverfront Redevelopment),
               VRDN,1.94%, 10/6/04
               (AMBAC) (SBBPA: Dexia
               Credit Local)                                       5,000,000
------------------------------------------------------------------------------
    3,100,000  Orange County Industrial
               Development Auth. Rev.,
               (Jewish Federation of Greater
               Orlando), VRDN, 1.80%,
               10/7/04 (LOC: Bank of
               America N.A.)                                       3,100,000
------------------------------------------------------------------------------
   12,680,000  Pasadena COP, (Los Robles
               Avenue Parking Facilities),
               VRDN, 1.84%, 10/5/04
               (LOC: Bank of New York &
               California State Teachers
               Retirement System)                                 12,680,000
------------------------------------------------------------------------------

See Notes to Financial Statements.                                (continued)

------
9

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $ 1,405,000  Plymouth Rev., (Carlson
               Center), VRDN, 1.89%,
               10/7/04 (LOC: U.S. Bank
               Trust N.A.)                                    $    1,405,000
------------------------------------------------------------------------------
    6,900,000  Roman Catholic Diocese of
               Raleigh Rev., Series 2002 A,
               VRDN, 1.89%, 10/7/04
               (LOC: Bank of America N.A.)                         6,900,000
------------------------------------------------------------------------------
    8,000,000  San Jose Financing Auth.
               Lease Rev., Series 2001 B,
               (Hayes Mansion Phase),
               VRDN, 1.83%, 10/6/04
               (AMBAC) (SBBPA: Bank
               of Nova Scotia)                                     8,000,000
------------------------------------------------------------------------------
    5,250,000  Santa Rosa Pension Obligation
               Rev., Series 2003 A, VRDN,
               1.92%, 10/7/04 (LOC:
               Landesbank Hessen-Thurigen
               Girozentrale)                                       5,250,000
------------------------------------------------------------------------------
    8,000,000  Savannah College of Art &
               Design Inc. Rev., Series 2004
               BD, VRDN, 1.84%, 10/7/04
               (LOC: Bank of America N.A.)                         8,000,000
------------------------------------------------------------------------------
   14,760,000  Southeast Alabama Gas
               District Rev., Series 2003 A,
               VRDN, 1.89%, 10/7/04 (XLCA)                        14,760,000
------------------------------------------------------------------------------
    4,245,000  Sterling Tax Allocation Rev.,
               (Rock River Redevelopment),
               VRDN, 1.91%, 10/6/04
               (LOC: Wachovia Bank N.A.)                           4,245,000
------------------------------------------------------------------------------
 TOTAL MUNICIPAL SECURITIES                                      417,472,896
------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
SECURITIES -- 18.9%

   30,000,000  FHLB, 1.42%, 11/26/04                              30,000,000
------------------------------------------------------------------------------
   50,000,000  FHLB, 1.50%, 12/3/04                               50,000,000
------------------------------------------------------------------------------
   25,000,000  FHLB, 1.51%, 12/8/04                               25,000,000
------------------------------------------------------------------------------
   25,000,000  FHLB, 1.60%, 12/30/04                              25,000,000
------------------------------------------------------------------------------
   20,000,000  FHLB, 1.50%, 2/4/05                                20,000,000
------------------------------------------------------------------------------
   35,000,000  FHLB, 1.46%, 3/1/05                                35,000,000
------------------------------------------------------------------------------
   15,000,000  FHLB, 1.40%, 4/1/05                                15,000,000
------------------------------------------------------------------------------
   10,000,000  FHLB, 1.40%, 4/4/05                                10,000,000
------------------------------------------------------------------------------
   12,000,000  FHLB, 1.66%, 5/16/05                               12,000,000
------------------------------------------------------------------------------
   30,000,000  FHLB, VRN, 1.48%, 10/5/04,
               resets quarterly off the
               3-month LIBOR minus 0.12%
               with no caps                                       29,984,006
------------------------------------------------------------------------------

Principal Amount                                                    Value
------------------------------------------------------------------------------
  $40,000,000  FHLB, VRN, 1.53%, 10/5/04,
               resets quarterly off the
               3-month LIBOR minus
               0.07% with no caps                             $   39,999,473
------------------------------------------------------------------------------
   20,000,000  FHLMC, VRN, 1.50%,
               10/21/04, resets quarterly
               off the 3-month LIBOR plus
               0.07% with no caps                                 20,000,000
------------------------------------------------------------------------------
   20,000,000  FNMA, 1.50%, 2/15/05                               20,002,277
------------------------------------------------------------------------------
    8,000,000  FNMA, 1.61%, 5/13/05                                8,000,000
------------------------------------------------------------------------------
   40,000,000  FNMA, 1.80%, 5/27/05                               40,000,000
------------------------------------------------------------------------------
   32,000,000  FNMA, VRN, 1.51%, 10/21/04,
               resets quarterly off the
               3-month LIBOR minus 0.13%
               with no caps                                       31,978,248
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                411,964,004
------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT -- 10.3%

   28,000,000  Canadian Imperial Bank of
               Commerce, 1.50%, 10/8/04
               (Acquired 7/8/04,
               Cost $28,000,000)(2)                               28,000,000
------------------------------------------------------------------------------
   40,000,000  HBOS Treasury Services plc,
               1.41%, 1/7/05 (Acquired
               1/5/04, Cost $40,000,000)(2)                       40,000,000
------------------------------------------------------------------------------
   42,000,000  Societe Generale, 1.62%,
               11/12/04 (Acquired 8/17/04,
               Cost $41,996,930)(2)                               41,998,517
------------------------------------------------------------------------------
   25,000,000  Svenska Handelsbanken,
               1.19%, 10/15/04 (Acquired
               4/15/04, Cost $25,000,000)(2)                      25,000,000
------------------------------------------------------------------------------
   49,800,000  Washington Mutual Bank FA,
               1.76%, 10/27/04 (Acquired
               9/27/04, Cost $49,800,000)(2)                      49,800,000
------------------------------------------------------------------------------
   10,000,000  Westdeutsche Landesbank,
               1.19%, 10/18/04 (Acquired
               4/14/04, Cost $10,000,000)(2)                      10,000,000
------------------------------------------------------------------------------
   30,000,000  Westdeutsche Landesbank,
               1.60%, 10/26/04 (Acquired
               7/26/04, Cost $30,000,000)(2)                      30,000,000
------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT                                    224,798,517
------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES -- 99.2%                                            2,157,339,085
------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.8%                              18,158,457
------------------------------------------------------------------------------
TOTAL NET ASSETS -- 100.0%                                    $2,175,497,542
==============================================================================

See Notes to Financial Statements.                                (continued)

------
10

Prime Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS

AMBAC = AMBAC Assurance Corporation

COP = Certificates of Participation

FGIC = Financial Guaranty Insurance Co.

FHA = Federal Housing Authority

FHLB = Federal Home Loan Bank

FHLMC = Federal Home Loan Mortgage Corporation

FNMA = Federal National Mortgage Association

GO = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

MBIA = MBIA Insurance Corporation

RADIAN = Radian Asset Assurance, Inc.

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2004.

VRN = Variable Rate Note. Interest reset date is indicated. Rate shown is effective September 30, 2004.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the Securities
    Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
    2004, was $721,597,914, which represented 33.2% of net assets. None of the restricted securities were considered illiquid.

See Notes to Financial Statements.

------
11

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
--------------------------------------------------------------------------------
Investment securities, at value (amortized cost
and cost for federal income tax purposes)                        $2,157,339,085
---------------------------------------------------------
Cash                                                                 63,917,965
---------------------------------------------------------
Receivable for capital shares sold                                        1,815
---------------------------------------------------------
Interest receivable                                                   4,012,544
---------------------------------------------------------
Prepaid portfolio insurance                                             132,021
--------------------------------------------------------------------------------
                                                                  2,225,403,430
--------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------
Payable for investments purchased                                    48,873,166
---------------------------------------------------------
Accrued management fees                                               1,007,815
---------------------------------------------------------
Distribution fees payable                                                 3,373
---------------------------------------------------------
Service fees (and distribution fees A Class) payable                      2,001
---------------------------------------------------------
Dividends payable                                                        19,533
--------------------------------------------------------------------------------
                                                                     49,905,888
--------------------------------------------------------------------------------

NET ASSETS                                                       $2,175,497,542
================================================================================
NET ASSETS CONSIST OF:
Capital paid in                                                  $2,175,512,672
---------------------------------------------------------
Accumulated net realized loss on investment transactions                (15,130)
--------------------------------------------------------------------------------
                                                                 $2,175,497,542
================================================================================
INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                                       $2,171,275,327
---------------------------------------------------------
Shares outstanding                                                2,171,291,018
---------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                                           $3,412,542
---------------------------------------------------------
Shares outstanding                                                    3,411,982
---------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
A CLASS
--------------------------------------------------------------------------------
Net assets                                                             $165,007
---------------------------------------------------------
Shares outstanding                                                      165,007
---------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
B CLASS
--------------------------------------------------------------------------------
Net assets                                                              $96,588
---------------------------------------------------------
Shares outstanding                                                       96,591
---------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------
C CLASS
--------------------------------------------------------------------------------
Net assets                                                             $548,078
---------------------------------------------------------
Shares outstanding                                                      548,074
---------------------------------------------------------
Net asset value per share                                                 $1.00
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
12

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
---------------------------------------------------------
Interest                                                            $14,481,985
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------
Management fees                                                       6,284,947
---------------------------------------------------------
Distribution fees:
---------------------------------------------------------
  Advisor Class                                                           4,143
---------------------------------------------------------
  B Class                                                                   301
---------------------------------------------------------
  C Class                                                                   499
---------------------------------------------------------
Service fees:
---------------------------------------------------------
  Advisor Class                                                           4,143
---------------------------------------------------------
  B Class                                                                   100
---------------------------------------------------------
  C Class                                                                   250
---------------------------------------------------------
Service and distribution fees -- A Class                                     71
---------------------------------------------------------
Trustees' fees and expenses                                              44,511
---------------------------------------------------------
Portfolio insurance and other expenses                                  196,508
--------------------------------------------------------------------------------
                                                                      6,535,473
Amount waived                                                              (360)
--------------------------------------------------------------------------------
                                                                      6,535,113
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,946,872
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                             (7,348)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 7,939,524
================================================================================

See Notes to Financial Statements.

------
13

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS          SEPT. 30, 2004      MARCH 31, 2004
--------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------
Net investment income                      $    7,946,872     $   14,171,419
---------------------------------------
Net realized loss                                  (7,348)               437
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                       7,939,524         14,171,856
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment income:
---------------------------------------
    Investor Class                             (7,938,056)       (14,154,600)
---------------------------------------
    Advisor Class                                  (8,324)           (16,133)
---------------------------------------
    A Class                                          (208)              (566)
---------------------------------------
    B Class                                           (14)               (55)
---------------------------------------
    C Class                                          (270)               (65)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                             (7,946,872)       (14,171,419)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions                45,822,533       (450,533,318)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS          45,815,185       (450,532,881)
--------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------
Beginning of period                         2,129,682,357      2,580,215,238
--------------------------------------------------------------------------------
End of period                              $2,175,497,542     $2,129,682,357
================================================================================

See Notes to Financial Statements.

------
14

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Prime Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

MULTIPLE CLASS -- The fund is authorized to issue the Investor Class, the
Advisor Class, the A Class, the B Class and the C Class. The A Class may incur an initial sales charge. The A Class, B Class and C Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the fund represent an equal pro rata interest in the assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

SECURITY VALUATIONS -- Securities are valued at amortized cost, which approximates current market value.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS -- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

(continued)

------
15

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act
(including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of the fund and paid monthly in arrears. The fee consists of (1)
an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the
Investment Category Fee range from 0.2370% to 0.3500% and the rates for the
Complex Fee (Investor Class, A Class, B Class and C Class) range from 0.2500% to
0.3100%. The Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fee for the fund for the six months ended
September 30, 2004 was 0.58% for the Investor, A, B and C Classes, and 0.33% for
the Advisor Class.

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide the Advisor Class, B Class and C Class will pay American Century
Investment Services, Inc. (ACIS) the following annual distribution and service fees:
--------------------------------------------------------------------------------
                        ADVISOR                  B                      C
--------------------------------------------------------------------------------
Distribution Fee         0.25%                 0.75%                  0.50%
--------------------------------------------------------------------------------
Service Fee              0.25%                 0.25%                  0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the fund. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/ dealers or other independent financial intermediaries for A, B and C Class shares. All or a portion of the fees may have been voluntarily waived during the period. For the six months ended
September 30, 2004, the B Class and C Class waived $107 and $253, respectively, of distribution and service fees. Fees incurred under the plans during the six months ended September 30, 2004, are detailed in the Statement of Operations.

MONEY MARKET INSURANCE -- The fund, along with certain other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance
Corporation (MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums equal to 0.018%
to MBIA based on participating money market funds' market value at January 31,
2004. The premiums are amortized daily over one year.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., (ACC) the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation. JPMorgan Chase
Bank (JPMCB) is a custodian of the fund and is a wholly owned subsidiary of J.P.
Morgan Chase & Co. (JPM). JPM is an equity investor in ACC.

(continued)

------
16

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

                                                 SHARES             AMOUNT
-------------------------------------------------------------------------------
INVESTOR CLASS
-----------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------------
Sold                                           948,412,740       $ 948,412,740
-----------------------------------------
Issued in reinvestment of distributions          7,808,520           7,808,520
-----------------------------------------
Redeemed                                      (911,371,257)       (911,371,257)
-------------------------------------------------------------------------------
Net increase                                    44,850,003       $  44,850,003
===============================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------------
Sold                                         2,042,157,206     $ 2,042,157,206
-----------------------------------------
Issued in reinvestment of distributions         13,903,073          13,903,073
-----------------------------------------
Redeemed                                    (2,504,322,430)     (2,504,322,430)
-------------------------------------------------------------------------------
Net decrease                                  (448,262,151)    $  (448,262,151)
===============================================================================
ADVISOR CLASS
-----------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------------
Sold                                             2,026,205         $ 2,026,205
-----------------------------------------
Issued in reinvestment of distributions              8,060               8,060
-----------------------------------------
Redeemed                                        (1,676,873)         (1,676,873)
-------------------------------------------------------------------------------
Net increase                                       357,392         $   357,392
===============================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------------
Sold                                             5,004,026         $ 5,004,026
-----------------------------------------
Issued in reinvestment of distributions             15,828              15,828
-----------------------------------------
Redeemed                                        (7,395,568)         (7,395,568)
-------------------------------------------------------------------------------
Net decrease                                    (2,375,714)        $(2,375,714)
===============================================================================
A CLASS
-----------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
-----------------------------------------
Sold                                               148,859            $148,859
-----------------------------------------
Issued in reinvestment of distributions                208                 208
-----------------------------------------
Redeemed                                            (9,180)             (9,180)
-------------------------------------------------------------------------------
Net increase                                       139,887            $139,887
===============================================================================
YEAR ENDED MARCH 31, 2004
-----------------------------------------
Sold                                             1,738,942         $ 1,738,942
-----------------------------------------
Issued in reinvestment of distributions                135                 135
-----------------------------------------
Redeemed                                        (1,738,982)         (1,738,982)
-------------------------------------------------------------------------------
Net increase                                            95         $        95
===============================================================================

(continued)

------
17

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

3. CAPITAL SHARE TRANSACTIONS (CONTINUED)

                                                      SHARES          AMOUNT
------------------------------------------------------------------------------
B CLASS
----------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
----------------------------------------------
Sold                                                  24,166          $24,166
----------------------------------------------
Issued in reinvestment of distributions                    8                8
----------------------------------------------
Redeemed                                              (1,410)          (1,410)
------------------------------------------------------------------------------
Net increase                                          22,764          $22,764
==============================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------------
Sold                                                  69,434         $ 69,434
----------------------------------------------
Issued in reinvestment of distributions                   54               54
----------------------------------------------
Redeemed                                             (20,686)         (20,686)
------------------------------------------------------------------------------
Net increase                                          48,802         $ 48,802
==============================================================================
C CLASS
----------------------------------------------
SIX MONTHS ENDED SEPTEMBER 30, 2004
----------------------------------------------
Sold                                                 648,772        $ 648,772
----------------------------------------------
Issued in reinvestment of distributions                  270              270
----------------------------------------------
Redeemed                                            (196,555)        (196,555)
------------------------------------------------------------------------------
Net increase                                         452,487        $ 452,487
==============================================================================
YEAR ENDED MARCH 31, 2004
----------------------------------------------
Sold                                                 311,773        $ 311,773
----------------------------------------------
Issued in reinvestment of distributions                   54               54
----------------------------------------------
Redeemed                                            (256,177)        (256,177)
------------------------------------------------------------------------------
Net increase                                          55,650       $   55,650
==============================================================================

4. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of March 31, 2004, accumulated net realized capital loss carryovers for federal income tax purposes of $13,508 (expiring in 2010) may be used to offset future taxable realized gains.

------
18

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------------------------------------
                                                            INVESTOR CLASS
--------------------------------------------------------------------------------------------------------------
                          2004(1)       2004        2003       2002(2)       2002         2001        2000(3)
--------------------------------------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period         $1.00       $1.00       $1.00       $1.00        $1.00        $1.00        $1.00
--------------------------------------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment
  Income                       --(4)     0.01        0.01          --(4)      0.03         0.06         0.05
--------------------------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment
  Income                       --(4)    (0.01)      (0.01)         --(4)     (0.03)       (0.06)       (0.05)
--------------------------------------------------------------------------------------------------------------
  Net Asset Value,
  End of Period             $1.00       $1.00       $1.00       $1.00        $1.00        $1.00        $1.00
==============================================================================================================
  TOTAL RETURN(5)            0.37%       0.58%       1.19%       0.13%        3.16%        6.05%        4.92%

RATIOS/SUPPLEMENTAL DATA

Ratio of Operating
Expenses to Average
Net Assets                0.60%(6)       0.61%       0.61%    0.60%(6)        0.60%        0.60%        0.60%
------------------------
Ratio of Net
Investment Income
to Average
Net Assets                0.75%(6)       0.58%       1.19%    1.48%(6)        3.13%        5.88%        4.81%
------------------------
Net Assets,
End of Period
(in thousands)          $2,171,275  $2,126,433  $2,574,694  $2,756,147   $2,796,914   $2,875,876   $2,921,825
--------------------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Year ended February 29, 2000.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-----------------------------------------------------------------------------------------------------
                                                       ADVISOR CLASS
-----------------------------------------------------------------------------------------------------
                          2004(1)     2004       2003      2002(2)     2002       2001      2000(3)
-----------------------------------------------------------------------------------------------------
PER-SHARE DATA
-----------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $1.00      $1.00      $1.00       $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income                    --(4)      --(4)      0.01        --(4)      0.03       0.06        0.05
-----------------------------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment
  Income                    --(4)      --(4)     (0.01)       --(4)     (0.03)     (0.06)      (0.05)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period              $1.00      $1.00      $1.00       $1.00      $1.00      $1.00       $1.00
=====================================================================================================
  TOTAL RETURN(5)           0.25%      0.33%      0.93%       0.10%      2.90%      5.79%       4.66%
-----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets               0.85%(6)      0.86%      0.86%    0.85%(6)      0.85%      0.85%       0.85%
----------------------
Ratio of Net
Investment Income
to Average
Net Assets               0.50%(6)      0.33%      0.94%    1.23%(6)      2.88%      5.63%       4.56%
----------------------
Net Assets,
End of Period
(in thousands)             $3,413     $3,055     $5,431     $14,329    $13,609     $7,784      $4,799
-----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) One-month period ended March 31, 2002. The fund's fiscal year end was changed from February 28 to March 31, resulting in a one-month reporting period. For years prior, the fund's fiscal year end was February 28.

(3) Year ended February 29, 2000.

(4) Per-share amount was less than $0.005.

(5) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(6) Annualized.

See Notes to Financial Statements.

------
20

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                         A CLASS
--------------------------------------------------------------------------------
                                              2004(1)     2004        2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                            $1.00      $1.00         $1.00
--------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                         --(3)      --(3)        --(3)
--------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net Investment Income                    --(3)      --(3)        --(3)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                  $1.00      $1.00         $1.00
================================================================================
  TOTAL RETURN(4)                                0.26%      0.38%         0.12%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating  Expenses to
Average Net Assets(5)                         0.85%(6)      0.83%      0.61%(6)
------------------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)                       0.85%(6)      0.86%      0.86%(6)
------------------------------------
Ratio of Net Investment
Income to Average Net Assets(5)               0.50%(6)      0.36%      0.76%(6)
------------------------------------
Ratio of Net Investment
Income to Average
Net Assets
(Before Expense Waiver)                       0.50%(6)      0.33%      0.51%(6)
------------------------------------
Net Assets,
End of Period
(in thousands)                                    $165        $25           $25
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges. Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived a portion of the service and distribution fees.

(6) Annualized.

See Notes to Financial Statements.

------
21

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------
                                                      B CLASS
-------------------------------------------------------------------------------
                                        2004(1)         2004          2003(2)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $1.00          $1.00           $1.00
-------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                  --(3)          --(3)           --(3)
-------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net
  Investment Income                      --(3)          --(3)           --(3)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $1.00          $1.00           $1.00
===============================================================================
  TOTAL RETURN(4)                         0.03%          0.22%           0.12%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)               1.34%(6)          0.99%        0.61%(6)
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                1.60%(6)          1.61%        1.61%(6)
------------------------------------
Ratio of Net Investment
Income to Average Net Assets(5)        0.01%(6)          0.20%        0.76%(6)
------------------------------------
Ratio of Net Investment
Loss to Average Net
Assets (Before Expense Waiver)       (0.25)%(6)        (0.42)%      (0.24)%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                              $97            $74             $25
-------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

------
22

Prime Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------
                                                    C CLASS
-------------------------------------------------------------------------------
                                        2004(1)         2004          2003(2)
-------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                      $1.00          $1.00           $1.00
-------------------------------------------------------------------------------
Income From Investment Operations
------------------------------------
  Net Investment Income                  --(3)          --(3)            --(3)
-------------------------------------------------------------------------------
Distributions
------------------------------------
  From Net
  Investment Income                      --(3)          --(3)            --(3)
-------------------------------------------------------------------------------
Net Asset Value,
End of Period                            $1.00          $1.00           $1.00
===============================================================================
  TOTAL RETURN(4)                         0.13%          0.09%           0.40%
-------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(5)               1.09%(6)          1.10%        1.34%(6)
------------------------------------
Ratio of Operating Expenses
to Average Net Assets
(Before Expense Waiver)                1.35%(6)          1.36%        1.36%(6)
------------------------------------
Ratio of Net Investment
Income to Average Net Assets(5)        0.26%(6)          0.09%        0.47%(6)
------------------------------------
Ratio of Net Investment
Income (Loss) to Average
Net Assets (Before Expense Waiver)     0.00%(6)        (0.17)%        0.45%(6)
------------------------------------
Net Assets, End of Period
(in thousands)                             $548            $96             $40
-------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) May 7, 2002 (commencement of sale) through March 31, 2003.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized.

(5) The distributor voluntarily waived a portion of the distribution and service fees.

(6) Annualized.

See Notes to Financial Statements.

------
23

Share Class Information

Five classes of shares are authorized for sale by the fund: Investor Class,
Advisor Class, A Class, B Class, and C Class. The total expense ratios for
Advisor, A, B, and C Class shares are higher than that of Investor Class
Shares.

INVESTOR CLASS shares are available for purchase in two ways: 1) directly from
American Century without any commissions or other fees; or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their net asset value. If you purchase A Class shares of the fund directly, a sales charge will apply when you exchange into the A Class shares of another American Century Advisor Fund, in accordance with the schedule set forth in that fund's prospectus. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. A Class shares also are subject to a 0.25% annual Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. C Class shares redeemed within 12 months of purchase are subject to a CDSC of 0.75%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 0.75%.

All classes of shares represent a pro rata interest in the fund and generally have the same rights and preferences.

------
24

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The fund's Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

------
25

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
26

Notes

------
27

Notes

------
28

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

American Century Investments                                     PRSRT STD
P.O. Box 419200                                              U.S. POSTAGE PAID
Kansas City, MO 64141-6200                                   AMERICAN CENTURY
                                                                 COMPANIES

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Services Corporation.

0411                             American Century Investment Services, Inc.
SH-SAN-40410S                    (c)2004 American Century Services Corporation

[front cover]

SEPTEMBER 30, 2004

American Century Investments
Semiannual Report

[graphic of market line chart]
[graphic of starfish]
[graphic of bridge over creek]

Diversified Bond Fund
High-Yield Fund

[american century investments logo and text logo]

Our Message to You. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1

DIVERSIFIED BOND

HIGH-YIELD

FINANCIAL STATEMENTS

OTHER INFORMATION

The opinions expressed in each of the Portfolio Commentaries reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American
Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.]

                          JAMES E. STOWERS III
                        WITH JAMES E. STOWERS, JR.

To help you monitor your investment, we are pleased to provide the semiannual report for the Diversified Bond and High-Yield funds for the six months ended
September 30, 2004.

You'll find details about your fund's return and holdings as well as data and analysis that provide insight into the market conditions affecting the fund's performance.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.
We also have many resources available in the Education & Planning section of our site to help you with your investment strategy.

Your next shareholder report for these funds will be the annual report dated
March 31, 2005, available in approximately six months.

We remain committed to our guiding belief that the ultimate measure of our performance is our customers' success. Thank you for investing with us.

Sincerely,

      /s/James E. Stowers, Jr.
      James E. Stowers, Jr.
      FOUNDER AND CHAIRMAN

      /s/James E. Stowers III
      James E. Stowers III
      CO-CHAIRMAN OF THE BOARD

------
1

Diversified Bond - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                   --------------------------------
                                       AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE    INCEPTION
                           1 YEAR   5 YEARS   10 YEARS   INCEPTION     DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS             2.66%     --         --        4.80%      12/3/01
--------------------------------------------------------------------------------
 LEHMAN BROTHERS U.S.
 AGGREGATE INDEX            3.68%     --         --        5.98%(1)     --
--------------------------------------------------------------------------------
 Institutional Class        2.86%    6.75%      7.14%      6.18%      4/1/93
--------------------------------------------------------------------------------
 Advisor Class              2.40%     --         --        4.54%      12/3/01
--------------------------------------------------------------------------------
 A Class                                                              1/31/03
  No sales charge*          2.40%     --         --        3.45%(2)
  With sales charge*       -2.17%     --         --        0.62%(2)
--------------------------------------------------------------------------------
 B Class                                                              1/31/03
  No sales charge*          1.63%     --         --        2.71%(2)
  With sales charge*       -2.37%     --         --        0.33%(2)
--------------------------------------------------------------------------------
 C Class                    1.70%     --         --        2.83%(2)   1/31/03
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Since 11/30/01, the date nearest the Investor Class's inception for which data are available.

(2) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the period.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
2

Diversified Bond - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made December 3, 2001

ONE-YEAR RETURNS OVER LIFE OF CLASS
Periods ended September 30
--------------------------------------------------------------------------------
                                                 2002*      2003       2004
--------------------------------------------------------------------------------
 Investor Class                                  5.60%      5.19%      2.66%
--------------------------------------------------------------------------------
 Lehman Brothers U.S. Aggregate Index            7.86%      5.41%      3.68%
--------------------------------------------------------------------------------

*Fund data from 12/3/01, the Investor Class's inception date. Index data from
 11/30/01, the date nearest the Investor Class's inception for which data are available.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
3

Diversified Bond - Portfolio Commentary

PORTFOLIO MANAGER: JEFF HOUSTON

RETURN SUMMARY & PERSPECTIVE

Diversified Bond declined 0.04%* for the six months ended September 30, 2004, as the U.S. bond market slumped in the second quarter of 2004, then recovered in the third quarter. The fund's broad market benchmark, the Lehman Brothers U.S.
Aggregate Index (LBA), gained 0.68% for the six months after experiencing a similar decline-recovery pattern. Diversified Bond's performance resembled that of the 10-year Treasury note, which fell 0.06%.

It was a volatile period for the bond market. In the first three months, the LBA declined 2.44%, its worst quarter since the first quarter of 1994. In the following three months, the LBA gained 3.20%, its best quarter since the third quarter of 2002. That helped the LBA outperform the major U.S. stock market indices -- the S&P 500 Index, the Dow Jones Industrial Average,  and the Nasdaq
Composite Index fell 0.18%, 1.69%, and 4.64%, respectively, for the full six months.

ECONOMIC & MARKET PERSPECTIVE

The U.S. stock and bond markets dipped and rose as economic and interest rate outlooks shifted. In the second quarter of 2004, government data caused revisions to predictions that the Federal Reserve's (the Fed's) overnight rate target would remain at 1% until year-end 2004. Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004 contributed to a spike in Treasury yields and influenced the
Fed's decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87% on June 14, and the Fed's federal funds rate target rose to 1.25% on June 30.

Remarkably, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. Increasing energy costs (as crude oil surpassed $50 a barrel) softened the economic outlook and boosted bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004 -- the three-month Treasury yield ROSE 44 basis points (0.44 percentage point) as the
Fed raised its overnight interest rate target by another 50 basis points to
1.75%, but the 10-year Treasury yield FELL 46 basis points to finish at 4.12%.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  4.6 years             4.8 years
--------------------------------------------------------------------------------
Average Duration
(modified)                                4.2 years             4.2 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                           2.94%
--------------------------------------------------------------------------------
Institutional                                      3.14%
--------------------------------------------------------------------------------
Advisor                                            2.69%
--------------------------------------------------------------------------------
A Class                                            2.57%
--------------------------------------------------------------------------------
B Class                                            1.95%
--------------------------------------------------------------------------------
C Class                                            1.93%
--------------------------------------------------------------------------------

*All fund returns and yields referenced
 in this commentary are for Investor Class shares.                   (continued)

------
4

Diversified Bond - Portfolio Commentary

YIELD & SECTOR SUMMARY

Diversified Bond's investment objective is to seek a high level of income by investing in non-money-market debt securities that may include high- and medium-grade corporate bonds and notes, government securities, and securities backed by mortgages or other assets (see the Types of Investments table). During the six-month reporting period, yields generally rose -- the  10-year Treasury yield climbed from 3.84% to 4.12%. The fund's 30-day SEC yield rose from 2.76%
on March 31, 2004, to 2.94% on September 30.

Higher-yielding bond sectors, including mortgage-backed and corporate securities, generally outperformed lower-yielding U.S. government debt. In addition, longer-maturity/duration bonds generally outperformed shorter maturity/duration notes.

PORTFOLIO POSITIONING & STRATEGY

Conservative duration management factored into Diversified Bond's underperformance vs. the LBA during the six months. In anticipation of stronger economic growth and rising interest rates, we kept the portfolio's duration shorter than the LBA's to reduce price volatility. That strategy detracted from performance, particularly when bonds rallied in the third quarter of 2004.

As the Types of Investments table shows, we favored mortgage securities
(mortgage-backeds and CMOs) over corporate bonds or Treasury securities. We reduced our corporate exposure and increased our CMOs during the reporting period -- we liked the attractive yields and high credit quality that mortgage securities offered compared with corporates. Also, compared with the LBA, we moved from a very underweight position in Treasurys to a slightly underweight/more neutral position.

In conclusion, we remained committed to pursuing the fund's investment objective, as demonstrated by our portfolio positioning and strategy during the reporting period.

TYPES OF INVESTMENTS IN PORTFOLIO
--------------------------------------------------------------------------------
                                            % OF                  % OF
                                         NET ASSETS            NET ASSETS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Mortgage-Backed
Securities                                  31.8%                 33.1%
--------------------------------------------------------------------------------
Corporate Bonds                             24.5%                 29.0%
--------------------------------------------------------------------------------
U.S. Treasury Securities                    23.2%                 12.8%
--------------------------------------------------------------------------------
Asset-Backed Securities                     14.7%                  5.0%
--------------------------------------------------------------------------------
U.S. Government
Agency Securities                           10.4%                 11.6%
--------------------------------------------------------------------------------
CMOs                                         8.1%                  2.4%
--------------------------------------------------------------------------------
Sovereign Governments
& Agencies                                   0.4%                  0.3%
--------------------------------------------------------------------------------
Other(1)                                     4.6%                 28.6%
--------------------------------------------------------------------------------
TOTAL INVESTMENT
SECURITIES                                 117.7%                122.8%
--------------------------------------------------------------------------------
Other Assets
and Liabilities(2)                         (17.7)%               (22.8)%
--------------------------------------------------------------------------------
(1) Includes Temporary Cash Investments.
(2) Includes payables for forward commitments.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                          % OF FUND             % OF FUND
                                         INVESTMENTS           INVESTMENTS
                                            AS OF                 AS OF
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
AAA                                          71%                   69%
--------------------------------------------------------------------------------
AA                                            4%                    3%
--------------------------------------------------------------------------------
A                                             9%                   10%
--------------------------------------------------------------------------------
BBB                                          13%                   14%
--------------------------------------------------------------------------------
BB                                            3%                    4%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

------
5

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES(1) -- 31.8%
--------------------------------------------------------------------------------
      $ 9,500,000  FHLMC, 5.00%, settlement
                   date 10/19/04(2)                                $  9,648,437
--------------------------------------------------------------------------------
           67,115  FHLMC, 6.50%, 2/1/09                                  71,087
--------------------------------------------------------------------------------
           59,209  FHLMC, 6.50%, 12/1/12                                 62,729
--------------------------------------------------------------------------------
          554,817  FHLMC, 6.00%, 1/1/13                                 582,941
--------------------------------------------------------------------------------
           80,375  FHLMC, 7.00%, 11/1/13                                 85,247
--------------------------------------------------------------------------------
          159,602  FHLMC, 7.00%, 6/1/14                                 169,288
--------------------------------------------------------------------------------
          277,397  FHLMC, 6.50%, 6/1/16                                 293,635
--------------------------------------------------------------------------------
          431,779  FHLMC, 6.50%, 6/1/16                                 457,054
--------------------------------------------------------------------------------
        4,861,987  FHLMC, 5.00%, 11/1/17                              4,952,430
--------------------------------------------------------------------------------
        7,389,047  FHLMC, 4.50%, 1/1/19                               7,382,168
--------------------------------------------------------------------------------
            3,620  FHLMC, 8.50%, 10/1/26                                  3,981
--------------------------------------------------------------------------------
           53,545  FHLMC, 7.00%, 9/1/27                                  56,949
--------------------------------------------------------------------------------
           85,631  FHLMC, 6.50%, 1/1/28                                  90,122
--------------------------------------------------------------------------------
           13,990  FHLMC, 7.00%, 2/1/28                                  14,879
--------------------------------------------------------------------------------
          480,371  FHLMC, 6.50%, 3/1/29                                 505,200
--------------------------------------------------------------------------------
          343,266  FHLMC, 6.50%, 6/1/29                                 360,793
--------------------------------------------------------------------------------
           51,347  FHLMC, 7.00%, 8/1/29                                  54,546
--------------------------------------------------------------------------------
          236,453  FHLMC, 7.50%, 8/1/29                                 253,877
--------------------------------------------------------------------------------
            9,434  FHLMC, 6.50%, 5/1/31                                   9,905
--------------------------------------------------------------------------------
          521,471  FHLMC, 6.50%, 5/1/31                                 547,465
--------------------------------------------------------------------------------
           16,003  FHLMC, 6.50%, 6/1/31                                  16,800
--------------------------------------------------------------------------------
           24,133  FHLMC, 6.50%, 6/1/31                                  25,336
--------------------------------------------------------------------------------
           13,439  FHLMC, 6.50%, 6/1/31                                  14,109
--------------------------------------------------------------------------------
            5,277  FHLMC, 6.50%, 6/1/31                                   5,540
--------------------------------------------------------------------------------
          273,660  FHLMC, 6.50%, 6/1/31                                 287,301
--------------------------------------------------------------------------------
            8,017  FHLMC, 6.50%, 6/1/31                                   8,416
--------------------------------------------------------------------------------
        4,436,887  FHLMC, 5.50%, 12/1/33                              4,507,354
--------------------------------------------------------------------------------
        3,722,300  FNMA, 5.50%, settlement
                   date 10/14/04(2)                                   3,772,320
--------------------------------------------------------------------------------
        7,500,000  FNMA, 6.00%, settlement
                   date 10/14/04(2)                                   7,757,812
--------------------------------------------------------------------------------
        6,000,000  FNMA, 6.50%, settlement
                   date 10/14/04(2)                                   6,294,372
--------------------------------------------------------------------------------
        5,400,000  FNMA, 5.50%, settlement
                   date 10/19/04(2)                                   5,580,565
--------------------------------------------------------------------------------
       14,000,000  FNMA, 6.50%, settlement
                   date 11/15/04(2)                                  14,651,867
--------------------------------------------------------------------------------
       34,499,700  FNMA, 6.00%, settlement
                   date 12/13/04(2)                                  35,438,816
--------------------------------------------------------------------------------
          162,368  FNMA, 6.00%, 2/1/09                                  170,655
--------------------------------------------------------------------------------
           52,322  FNMA, 6.00%, 5/1/13                                   54,990
--------------------------------------------------------------------------------
           56,369  FNMA, 6.00%, 5/1/13                                   59,256
--------------------------------------------------------------------------------
          172,188  FNMA, 6.00%, 7/1/13                                  181,004
--------------------------------------------------------------------------------
          289,041  FNMA, 6.00%, 12/1/13                                 303,842
--------------------------------------------------------------------------------
          230,916  FNMA, 6.00%, 1/1/14                                  242,739
--------------------------------------------------------------------------------
          484,652  FNMA, 6.00%, 2/1/14                                  509,468
--------------------------------------------------------------------------------
          410,960  FNMA, 6.00%, 4/1/14                                  432,003
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 1,419,932  FNMA, 5.50%, 12/1/16                            $  1,471,316
--------------------------------------------------------------------------------
        2,506,272  FNMA, 5.50%, 12/1/16                               2,596,969
--------------------------------------------------------------------------------
          272,978  FNMA, 6.50%, 1/1/26                                  287,567
--------------------------------------------------------------------------------
           50,391  FNMA, 7.00%, 12/1/27                                  53,581
--------------------------------------------------------------------------------
           16,495  FNMA, 6.50%, 1/1/28                                   17,356
--------------------------------------------------------------------------------
           22,594  FNMA, 7.00%, 1/1/28                                   24,024
--------------------------------------------------------------------------------
           91,772  FNMA, 7.50%, 4/1/28                                   98,512
--------------------------------------------------------------------------------
          215,766  FNMA, 7.00%, 5/1/28                                  229,281
--------------------------------------------------------------------------------
           18,883  FNMA, 7.00%, 6/1/28                                   20,066
--------------------------------------------------------------------------------
           63,094  FNMA, 6.50%, 1/1/29                                   66,340
--------------------------------------------------------------------------------
          206,569  FNMA, 6.50%, 4/1/29                                  217,083
--------------------------------------------------------------------------------
          112,416  FNMA, 7.00%, 7/1/29                                  119,492
--------------------------------------------------------------------------------
          112,980  FNMA, 7.00%, 7/1/29                                  120,026
--------------------------------------------------------------------------------
          186,277  FNMA, 7.50%, 7/1/29                                  199,775
--------------------------------------------------------------------------------
           74,826  FNMA, 7.00%, 5/1/30                                   79,416
--------------------------------------------------------------------------------
          313,191  FNMA, 7.50%, 8/1/30                                  335,680
--------------------------------------------------------------------------------
          177,123  FNMA, 7.50%, 9/1/30                                  189,841
--------------------------------------------------------------------------------
        1,253,866  FNMA, 7.00%, 9/1/31                                1,330,493
--------------------------------------------------------------------------------
          443,286  FNMA, 6.50%, 1/1/32                                  465,294
--------------------------------------------------------------------------------
        4,031,008  FNMA, 7.00%, 6/1/32                                4,276,174
--------------------------------------------------------------------------------
        1,669,879  FNMA, 6.50%, 8/1/32                                1,752,785
--------------------------------------------------------------------------------
        5,838,287  FNMA, 5.50%, 6/1/33                                5,928,389
--------------------------------------------------------------------------------
        6,222,862  FNMA, 5.50%, 8/1/33                                6,318,900
--------------------------------------------------------------------------------
        6,606,591  FNMA, 5.50%, 9/1/33(3)                             6,708,551
--------------------------------------------------------------------------------
       11,541,033  FNMA, 5.50%, 1/1/34(3)                            11,719,145
--------------------------------------------------------------------------------
           56,351  GNMA, 7.50%, 8/20/17                                  60,711
--------------------------------------------------------------------------------
          183,968  GNMA, 7.00%, 11/15/22                                197,272
--------------------------------------------------------------------------------
           78,977  GNMA, 8.75%, 3/15/25                                  88,412
--------------------------------------------------------------------------------
           39,574  GNMA, 7.00%, 4/20/26                                  42,238
--------------------------------------------------------------------------------
           76,394  GNMA, 7.50%, 8/15/26                                  82,510
--------------------------------------------------------------------------------
           39,976  GNMA, 8.00%, 8/15/26                                  43,858
--------------------------------------------------------------------------------
            6,366  GNMA, 7.50%, 4/15/27                                   6,867
--------------------------------------------------------------------------------
           95,809  GNMA, 7.50%, 5/15/27                                 103,343
--------------------------------------------------------------------------------
           54,010  GNMA, 8.00%, 6/15/27                                  59,062
--------------------------------------------------------------------------------
            5,495  GNMA, 7.50%, 11/15/27                                  5,927
--------------------------------------------------------------------------------
           74,689  GNMA, 7.00%, 2/15/28                                  79,763
--------------------------------------------------------------------------------
           66,550  GNMA, 7.50%, 2/15/28                                  71,757
--------------------------------------------------------------------------------
           75,908  GNMA, 6.50%, 3/15/28                                  80,329
--------------------------------------------------------------------------------
           92,131  GNMA, 7.00%, 4/15/28                                  98,390
--------------------------------------------------------------------------------
            4,219  GNMA, 6.50%, 5/15/28                                   4,465
--------------------------------------------------------------------------------
           42,112  GNMA, 6.50%, 5/15/28                                  44,566
--------------------------------------------------------------------------------
          293,964  GNMA, 6.50%, 5/15/28                                 311,088
--------------------------------------------------------------------------------
          135,540  GNMA, 7.00%, 12/15/28                                144,748
--------------------------------------------------------------------------------
           20,565  GNMA, 8.00%, 12/15/29                                 22,461
--------------------------------------------------------------------------------
          452,205  GNMA, 7.00%, 5/15/31                                 482,452
--------------------------------------------------------------------------------
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $151,387,807)                                                 152,573,573
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
6

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 24.5%
--------------------------------------------------------------------------------
AUTO COMPONENTS -- 0.5%
--------------------------------------------------------------------------------
      $   700,000  Dana Corp., 6.50%, 3/1/09                       $    743,750
--------------------------------------------------------------------------------
          600,000  Lear Corp., 8.11%, 5/15/09                           693,434
--------------------------------------------------------------------------------
          930,000  Lear Corp., 5.75%, 8/1/14
                   (Acquired 7/29/04,
                   Cost $928,121)(4)                                    959,853
--------------------------------------------------------------------------------
                                                                      2,397,037
--------------------------------------------------------------------------------

AUTOMOBILES -- 0.8%
--------------------------------------------------------------------------------
        3,250,000  DaimlerChrysler N.A. Holding
                   Corp., 7.30%, 1/15/12                              3,696,813
--------------------------------------------------------------------------------

BEVERAGES -- 0.3%
--------------------------------------------------------------------------------
        1,500,000  Miller Brewing Co.,
                   4.25%, 8/15/08
                   (Acquired 8/6/03,
                   Cost $1,494,855)(4)                                1,526,166
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
        1,200,000  Goldman Sachs Group Inc.,
                   5.70%, 9/1/12                                      1,270,033
--------------------------------------------------------------------------------
        1,500,000  Goldman Sachs Group Inc.,
                   5.25%, 10/15/13                                    1,512,997
--------------------------------------------------------------------------------
          900,000  Morgan Stanley,
                   4.25%, 5/15/10                                       905,763
--------------------------------------------------------------------------------
                                                                      3,688,793
--------------------------------------------------------------------------------

COMMERCIAL BANKS -- 1.4%
--------------------------------------------------------------------------------
        3,100,000  Bank of America Corp.,
                   4.375%, 12/1/10                                    3,128,083
--------------------------------------------------------------------------------
        1,500,000  Marshall & Ilsley Bank,
                   4.125%, 9/4/07                                     1,542,576
--------------------------------------------------------------------------------
        2,000,000  U.S. Bancorp, Series N, MTN,
                   2.75%, 3/30/06                                     2,001,522
--------------------------------------------------------------------------------
                                                                      6,672,181
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 0.8%
--------------------------------------------------------------------------------
        2,250,000  Allied Waste North
                   America, Inc., Series 1998 B,
                   7.625%, 1/1/06                                     2,359,688
--------------------------------------------------------------------------------
          850,000  Quebecor World Capital Corp.,
                   6.125%, 11/15/13                                     842,982
--------------------------------------------------------------------------------
          650,000  R.R. Donnelley & Sons Co.,
                   3.75%, 4/1/09                                        640,887
--------------------------------------------------------------------------------
                                                                      3,843,557
--------------------------------------------------------------------------------

CONSUMER FINANCE -- 0.2%
--------------------------------------------------------------------------------
          900,000  American Express Centurion
                   Bank, 4.375%, 7/30/09                                920,552
--------------------------------------------------------------------------------

CONTAINERS & PACKAGING -- 0.4%
--------------------------------------------------------------------------------
        2,000,000  Ball Corp., 7.75%, 8/1/06                          2,135,000
--------------------------------------------------------------------------------

DIVERSIFIED -- 1.4%
--------------------------------------------------------------------------------
        5,775,000  Morgan Stanley TRACERS(reg.sm),
                   7.72%, 3/1/32 (Acquired
                   3/15/02-8/28/02,
                   Cost $6,129,842)(4)                                6,869,368
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES -- 2.6%
--------------------------------------------------------------------------------
      $ 1,500,000  American General Finance
                   Corp., Series 2002 H,
                   4.50%, 11/15/07                                 $  1,544,612
--------------------------------------------------------------------------------
        1,240,000  CIT Group Inc.,
                   5.125%, 9/30/14                                    1,240,919
--------------------------------------------------------------------------------
        3,570,000  Citigroup Inc., 5.00%,
                   9/15/14 (Acquired
                   5/6/03-9/9/04,
                   Cost $3,532,073)(4)                                3,581,384
--------------------------------------------------------------------------------
        1,500,000  Ford Motor Credit Co.,
                   5.80%, 1/12/09                                     1,556,201
--------------------------------------------------------------------------------
        2,000,000  Ford Motor Credit Co.,
                   7.375%, 10/28/09                                   2,192,997
--------------------------------------------------------------------------------
        1,100,000  Ford Motor Credit Co.,
                   7.00%, 10/1/13                                     1,164,962
--------------------------------------------------------------------------------
        1,550,000  J.P. Morgan Chase & Co.,
                   6.75%, 2/1/11                                      1,746,109
--------------------------------------------------------------------------------
                                                                     13,027,184
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION
SERVICES -- 1.9%
--------------------------------------------------------------------------------
        1,400,000  Ameritech Capital Funding,
                   6.25%, 5/18/09                                     1,516,644
--------------------------------------------------------------------------------
        1,465,000  British Telecommunications plc,
                   7.00%, 5/23/07                                     1,588,787
--------------------------------------------------------------------------------
          600,000  Deutsche Telekom
                   International Finance BV,
                   5.25%, 7/22/13                                       615,076
--------------------------------------------------------------------------------
          650,000  France Telecom,
                   8.50%, 3/1/11                                        779,091
--------------------------------------------------------------------------------
        2,600,000  Sprint Capital Corp.,
                   8.375%, 3/15/12                                    3,153,466
--------------------------------------------------------------------------------
        1,380,000  Telecom Italia Capital SA,
                   4.95%, 9/30/14 (Acquired
                   9/28/04-9/29/04,
                   Cost $1,372,548)(2)(4)                             1,365,647
--------------------------------------------------------------------------------
                                                                      9,018,711
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 1.0%
--------------------------------------------------------------------------------
        1,800,000  CenterPoint Energy
                   Resources Corp.,
                   6.50%, 2/1/08                                      1,937,639
--------------------------------------------------------------------------------
          650,000  Pacific Gas & Electric Co.,
                   6.05%, 3/1/34                                        663,859
--------------------------------------------------------------------------------
          600,000  Tampa Electric Co.,
                   6.375%, 8/15/12(5)                                   656,547
--------------------------------------------------------------------------------
        1,550,000  Virginia Electric and
                   Power Co., 5.25%, 12/15/15                         1,563,728
--------------------------------------------------------------------------------
                                                                      4,821,773
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
7

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
FOOD & STAPLES RETAILING -- 0.6%
--------------------------------------------------------------------------------
      $   800,000  CVS Corp., 4.00%, 9/15/09
                   (Acquired 9/9/04, Cost
                   $797,880)(4)                                    $    801,229
--------------------------------------------------------------------------------
        1,700,000  Safeway Inc., 6.50%, 3/1/11                        1,860,483
--------------------------------------------------------------------------------
                                                                      2,661,712
--------------------------------------------------------------------------------

GAS UTILITIES -- 0.1%
--------------------------------------------------------------------------------
          500,000  Columbia Energy Group,
                   6.80%, 11/28/05                                      520,978
--------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
--------------------------------------------------------------------------------
        1,500,000  Beckman Coulter Inc.,
                   7.45%, 3/4/08                                      1,678,956
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 1.8%
--------------------------------------------------------------------------------
        1,150,000  Mandalay Resort Group,
                   6.45%, 2/1/06                                      1,190,250
--------------------------------------------------------------------------------
        1,700,000  MGM Mirage, 6.00%, 10/1/09                         1,731,875
--------------------------------------------------------------------------------
        1,900,000  Park Place Entertainment
                   Corp., 7.875%, 12/15/05                            2,004,500
--------------------------------------------------------------------------------
        1,100,000  Royal Caribbean Cruises Ltd.,
                   6.875%, 12/1/13                                    1,177,000
--------------------------------------------------------------------------------
        2,150,000  Yum! Brands Inc.,
                   8.875%, 4/15/11                                    2,676,662
--------------------------------------------------------------------------------
                                                                      8,780,287
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 0.3%
--------------------------------------------------------------------------------
        1,180,000  KB HOME, 6.375%, 8/15/11
                   (Acquired 9/24/04,
                   Cost $1,246,375)(4)                                1,244,900
--------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 0.4%
--------------------------------------------------------------------------------
        1,800,000  Dial Corp., 7.00%, 8/15/06                         1,925,433
--------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES -- 0.7%
--------------------------------------------------------------------------------
        1,230,000  General Electric Capital Corp.,
                   4.25%, 12/1/10                                     1,236,303
--------------------------------------------------------------------------------
        2,000,000  General Electric Co.,
                   5.00%, 2/1/13                                      2,060,370
--------------------------------------------------------------------------------
                                                                      3,296,673
--------------------------------------------------------------------------------

INSURANCE -- 1.5%
--------------------------------------------------------------------------------
        2,000,000  Allstate Financial Global Funding,
                   4.25%, 9/10/08 (Acquired
                   9/3/03, Cost $1,996,080)(4)                        2,039,784
--------------------------------------------------------------------------------
        1,500,000  American International
                   Group Inc., 4.25%, 5/15/13                         1,448,475
--------------------------------------------------------------------------------
        1,450,000  Genworth Financial Inc.,
                   5.75%, 6/15/14                                     1,530,781
--------------------------------------------------------------------------------
        2,200,000  Monumental Global Funding II,
                   3.85%, 3/3/08 (Acquired 2/5/03,
                   Cost $2,199,956)(4)                                2,236,472
--------------------------------------------------------------------------------
                                                                      7,255,512
--------------------------------------------------------------------------------

INTERNET & CATALOG RETAIL -- 0.1%
--------------------------------------------------------------------------------
          350,000  IAC/InterActiveCorp,
                   7.00%, 1/15/13                                       383,643
--------------------------------------------------------------------------------

MACHINERY -- 0.4%
--------------------------------------------------------------------------------
        2,000,000  Caterpillar Financial Services
                   Corp., 2.59%, 7/15/06                              1,991,124
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MEDIA -- 1.3%
--------------------------------------------------------------------------------
      $   700,000  Comcast Cable
                   Communications,
                   8.375%, 5/1/07                                  $    782,410
--------------------------------------------------------------------------------
          260,000  Comcast Cable
                   Communications Holdings
                   Inc., 8.375%, 3/15/13                                315,352
--------------------------------------------------------------------------------
        3,000,000  Comcast Corp., 5.50%, 3/15/11                      3,131,343
--------------------------------------------------------------------------------
        1,050,000  CSC Holdings Inc.,
                   6.75%, 4/15/12 (Acquired
                   3/30/04-8/5/04, Cost
                   $1,030,750)(4)                                     1,057,875
--------------------------------------------------------------------------------
        1,000,000  News America Holdings,
                   7.75%, 1/20/24                                     1,170,406
--------------------------------------------------------------------------------
                                                                      6,457,386
--------------------------------------------------------------------------------

MULTI-UTILITIES &
UNREGULATED POWER -- 0.5%
--------------------------------------------------------------------------------
        2,300,000  Dominion Resources Inc.,
                   4.125%, 2/15/08                                    2,332,359
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.6%
--------------------------------------------------------------------------------
          600,000  May Department Stores
                   Co. (The), 3.95%, 7/15/07
                   (Acquired 7/13/04,
                   Cost $599,202)(4)                                    605,069
--------------------------------------------------------------------------------
        1,600,000  May Department Stores
                   Co. (The), 4.80%, 7/15/09
                   (Acquired 7/13/04-7/15/04,
                   Cost $1,604,824)(4)                                1,632,840
--------------------------------------------------------------------------------
          500,000  Saks Inc., 7.375%, 2/15/19                           502,500
--------------------------------------------------------------------------------
                                                                      2,740,409
--------------------------------------------------------------------------------

OIL & GAS -- 1.4%
--------------------------------------------------------------------------------
          800,000  Anadarko Petroleum Corp.,
                   7.95%, 4/15/29                                     1,009,328
--------------------------------------------------------------------------------
        1,600,000  Devon Energy Corp.,
                   2.75%, 8/1/06                                      1,589,868
--------------------------------------------------------------------------------
        1,400,000  Kerr-McGee Corp.,
                   6.875%, 9/15/11                                    1,568,280
--------------------------------------------------------------------------------
        1,400,000  Kinder Morgan Energy
                   Partners L.P., 5.00%, 12/15/13                     1,392,257
--------------------------------------------------------------------------------
        1,150,000  XTO Energy Inc.,
                   6.25%, 4/15/13                                     1,261,757
--------------------------------------------------------------------------------
                                                                      6,821,490
--------------------------------------------------------------------------------

PHARMACEUTICALS -- 0.2%
--------------------------------------------------------------------------------
          800,000  Schering-Plough Corp.,
                   5.30%, 12/1/13                                       829,392
--------------------------------------------------------------------------------

ROAD & RAIL -- 1.0%
--------------------------------------------------------------------------------
        1,500,000  Canadian National Railway Co.,
                   6.25%, 8/1/34                                      1,587,114
--------------------------------------------------------------------------------
        1,150,000  Norfolk Southern Corp.,
                   7.80%, 5/15/27                                     1,410,627
--------------------------------------------------------------------------------
        1,400,000  Norfolk Southern Corp.,
                   7.05%, 5/1/37                                      1,588,016
--------------------------------------------------------------------------------
                                                                      4,585,757
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
8

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
SPECIALTY RETAIL -- 0.3%
--------------------------------------------------------------------------------
      $   620,000  Home Depot Inc.,
                   3.75%, 9/15/09
                   (Acquired 9/13/04,
                   Cost $616,875)(4)                               $    618,190
--------------------------------------------------------------------------------
          750,000  Toys "R" Us, Inc.,
                   7.375%, 10/15/18                                     699,375
--------------------------------------------------------------------------------
                                                                      1,317,565
--------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE -- 0.3%
--------------------------------------------------------------------------------
        1,400,000  Washington Mutual Bank FA,
                   5.65%, 8/15/14                                     1,454,006
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
--------------------------------------------------------------------------------
        1,850,000  AT&T Wireless Services Inc.,
                   7.875%, 3/1/11                                     2,194,692
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $113,442,046)                                                 117,089,409
--------------------------------------------------------------------------------

U.S. TREASURY SECURITIES -- 23.2%
--------------------------------------------------------------------------------
        4,700,000  U.S. Treasury Bonds,
                   8.00%, 11/15/21(3)                                 6,461,950
--------------------------------------------------------------------------------
        7,300,000  U.S. Treasury Bonds,
                   6.25%, 8/15/23(3)                                  8,526,743
--------------------------------------------------------------------------------
        4,650,000  U.S. Treasury Bonds,
                   5.375%, 2/15/31(5)                                 4,982,768
--------------------------------------------------------------------------------
        4,722,748  U.S. Treasury Inflation
                   Indexed Notes,
                   2.00%, 7/15/14                                     4,829,015
--------------------------------------------------------------------------------
       35,000,000  U.S. Treasury Notes,
                   2.00%, 8/31/05(3)                                 34,957,649
--------------------------------------------------------------------------------
        5,575,000  U.S. Treasury Notes,
                   1.50%, 3/31/06(3)                                  5,504,008
--------------------------------------------------------------------------------
       19,500,000  U.S. Treasury Notes,
                   2.25%, 4/30/06(3)                                 19,449,728
--------------------------------------------------------------------------------
       10,000,000  U.S. Treasury Notes,
                   2.50%, 5/31/06(3)                                 10,007,430
--------------------------------------------------------------------------------
        3,750,000  U.S. Treasury Notes,
                   4.00%, 6/15/09(3)                                  3,860,453
--------------------------------------------------------------------------------
        4,700,000  U.S. Treasury Notes,
                   4.375%, 8/15/12(3)                                 4,846,880
--------------------------------------------------------------------------------
        4,000,000  U.S. Treasury Notes,
                   4.75%, 5/15/14(3)                                  4,200,004
--------------------------------------------------------------------------------
        3,300,000  U.S. Treasury Notes,
                   4.25%, 8/15/14                                     3,335,581
--------------------------------------------------------------------------------
TOTAL U.S. TREASURY SECURITIES
(Cost $110,250,696)                                                 110,962,209
--------------------------------------------------------------------------------

Principal Amount                                                    Value
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES(1) -- 14.7%
--------------------------------------------------------------------------------
      $   689,713  ABSC Non-Improvement Trust,
                   Series 2004 HE5, Class A1,
                   5.00%, 8/27/34 (Acquired
                   6/22/04, Cost $687,869)(4)                      $    689,858
--------------------------------------------------------------------------------
          750,000  ABSC Non-Improvement Trust,
                   Series 2004 HE7, 5.00%,
                   10/27/34 (Acquired 9/1/04,
                   Cost $746,793)(2)(4)                                 746,790
--------------------------------------------------------------------------------
        2,053,139  Ameriquest Mortgage
                   Securities Inc., Series 2004 R8,
                   Class A2, VRN, 2.00%,
                   10/25/04, resets monthly
                   off the 1-month LIBOR
                   plus 0.16% with no caps                            2,054,554
--------------------------------------------------------------------------------
          169,379  AQ Finance Non-Improvement
                   Trust, Series 2003 N11A,
                   7.14%, 11/25/33                                      168,969
--------------------------------------------------------------------------------
          603,391  AQ Finance Non-Improvement
                   Trust, Series 2004 RN4, Class A,
                   4.60%, 7/25/34                                       602,616
--------------------------------------------------------------------------------
          438,933  AQ Finance Non-Improvement
                   Trust, Series 2004 RN5, Class A,
                   5.19%, 6/29/34 (Acquired
                   6/24/04, Cost $438,933)(4)                           439,233
--------------------------------------------------------------------------------
          339,266  Argent Non-Improvement
                   Trust, Series 2004 WN2,
                   Class A, 4.55%, 4/25/34                              338,862
--------------------------------------------------------------------------------
          515,750  Argent Non-Improvement
                   Trust, Series 2004 WN8,
                   Class A, 4.70%, 7/25/34                              515,555
--------------------------------------------------------------------------------
          250,000  Argent Non-Improvement
                   Trust, Series 2004 WN9,
                   Class A, 5.19%, 10/25/34
                   (Acquired 9/9/04,
                   Cost $249,992)(4)                                    249,844
--------------------------------------------------------------------------------
          178,460  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2003-1, Class N1,
                   6.90%, 7/26/33                                       178,450
--------------------------------------------------------------------------------
          355,210  Asset Backed Funding Corp.
                   Non-Improvement Trust,
                   Series 2004 OPT4, Class N1,
                   4.45%, 5/26/34                                       354,844
--------------------------------------------------------------------------------
        1,008,743  Bayview Financial Acquisition
                   Trust, Series 1998 B, Class M1,
                   VRN, 3.24%, 10/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 1.40% with a cap of
                   13.00% (Acquired 6/13/03,
                   Cost $1,012,762)(4)                                1,011,517
--------------------------------------------------------------------------------
          749,157  Bayview Financial Acquisition
                   Trust, Series 2002 DA, Class M1,
                   VRN, 2.69%, 10/25/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.85% with no caps
                   (Acquired 9/19/03,
                   Cost $750,943)(4)                                    752,777
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
9

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 5,100,000  Capital One Prime Auto
                   Receivables Trust,
                   Series 2004-2, Class A4,
                   VRN, 1.85%, 10/15/04,
                   resets monthly off the
                   1-month LIBOR plus
                   0.06% with no caps                            $    5,105,884
--------------------------------------------------------------------------------
        2,794,193  Centex Home Equity,
                   Series 2004 C, Class AF1,
                   VRN, 2.82%, 10/1/04                                2,793,905
--------------------------------------------------------------------------------
          820,176  Chase Funding Mortgage
                   Loan, Series 2001-1,
                   Class 2M2, VRN, 2.69%,
                   10/25/04, resets monthly off
                   the 1-month LIBOR
                   plus 0.93% with no caps                              823,220
--------------------------------------------------------------------------------
           86,357  CIT RV Trust, Series 1997 A,
                   Class A6 SEQ, 6.35%, 4/15/11                          86,968
--------------------------------------------------------------------------------
          114,929  CIT RV Trust, Series 1998 A,
                   Class A4 SEQ, 6.09%, 2/15/12                         116,063
--------------------------------------------------------------------------------
        4,900,000  CNH Equipment Trust,
                   Series 2004 A, Class A3A,
                   VRN, 1.88%, 10/15/04,
                   resets monthly off the
                   1-month LIBOR plus 0.07%
                   with no caps                                       4,900,000
--------------------------------------------------------------------------------
          400,458  Countrywide Asset-Backed
                   Certificates, Series 2004 5N,
                   Class N1, 5.50%, 10/25/35                            400,458
--------------------------------------------------------------------------------
        1,300,000  Detroit Edison Securitization
                   Funding LLC, Series 2001-1,
                   Class A4 SEQ, 6.19%, 3/1/13                        1,433,907
--------------------------------------------------------------------------------
          351,203  Finance America
                   Non-Improvement
                   Trust, Series 2004-1,
                   Class A, 5.25%, 6/27/34                              351,232
--------------------------------------------------------------------------------
          498,084  First Franklin
                   Non-Improvement Trust,
                   Series 2004 FF1, Class N1,
                   4.50%, 9/25/05                                       497,990
--------------------------------------------------------------------------------
        1,500,000  Ford Credit Auto Owner Trust,
                   Series 2002 A, Class B,
                   4.79%, 11/15/06                                    1,526,306
--------------------------------------------------------------------------------
       14,900,000  Ford Credit Floorplan Master
                   Owner Trust, Series 2004-1,
                   Class A, VRN, 1.80%, 10/15/04,
                   resets monthly off the 1-month
                   LIBOR plus 0.04%
                   with no caps(3)                                   14,912,904
--------------------------------------------------------------------------------
          466,329  Fremont Non-Improvement
                   Trust, Series 2004 B,
                   4.70%, 5/25/34
                   (Acquired 5/20/04,
                   Cost $466,329)(4)                                    465,528
--------------------------------------------------------------------------------
          485,000  GSAMP Non-Improvement
                   Trust, Series 2004, Class N1,
                   5.50%, 9/25/34 (Acquired
                   9/20/04, Cost $485,216)(4)                           485,218
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $   836,219  Household Mortgage Loan Trust,
                   Series 2002 HC1, Class M,
                   VRN, 2.28%, 10/20/04,
                   resets monthly off the
                   1-month LIBOR plus 0.65%
                   with no caps                                    $    837,846
--------------------------------------------------------------------------------
          378,563  Long Beach Asset Holdings
                   Corporation, Series 2004-5,
                   Class C and P, 5.00%, 9/25/34
                   (Acquired 9/15/04,
                   Cost $379,385)(4)                                    378,444
--------------------------------------------------------------------------------
        2,400,000  Long Beach Mortgage Loan
                   Trust, Series 2001-2, Class M2,
                   VRN, 2.78%, 10/25/04,
                   resets monthly off the
                   1-month LIBOR plus 0.95%
                   with no caps                                       2,400,650
--------------------------------------------------------------------------------
          189,085  MASTR Non-Improvement
                   Trust, Series 2004 CI3,
                   Class N1, 4.45%, 2/26/34
                   (Acquired 5/18/04,
                   Cost $189,076)(4)                                    188,527
--------------------------------------------------------------------------------
          213,873  Merrill Lynch Mortgage
                   Investors Inc., Series 2003 OP1N,
                   Class N1, 7.25%, 7/25/34                             215,054
--------------------------------------------------------------------------------
           64,296  Morgan Stanley ABS Capital I,
                   Series 2003 NC9N, Class X
                   and P, 7.60%, 7/25/33
                   (Acquired 10/29/03,
                   Cost $64,296)(4)                                      64,536
--------------------------------------------------------------------------------
          233,792  Morgan Stanley ABS Capital I,
                   Series 2004 NC2N, Class X
                   and P, 6.25%, 12/25/33
                   (Acquired 3/16/04,
                   Cost $234,961)(4)                                    234,013
--------------------------------------------------------------------------------
          594,662  Novastar Non-Improvement
                   Trust, Series 2004 N2, Class X,
                   O and P, 4.46%, 6/27/34
                   (Acquired 7/20/04,
                   Cost $594,662)(4)                                    592,948
--------------------------------------------------------------------------------
          590,000  Residential Asset Securities
                   Corp., Series 2004 KS2,
                   Class MI1, 4.71%, 3/25/34                            585,229
--------------------------------------------------------------------------------
        8,076,753  Residential Asset Securities
                   Corp., Series 2004 KS7,
                   Class A2B1, VRN, 1.96%,
                   10/25/04, resets monthly off
                   the 1-month LIBOR plus
                   0.14% with no caps                                 8,082,496
--------------------------------------------------------------------------------
          422,205  Sail Net Interest Margin Notes,
                   Series 2004-8A, Class A,
                   5.00%, 9/27/34 (Acquired
                   9/13/04, Cost $423,127)(4)                           421,941
--------------------------------------------------------------------------------
          332,051  Sail Net Interest Margin Notes,
                   Series 2004 BNCA, Class A,
                   5.00%, 9/27/34                                       331,843
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
10

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 9,700,000  SLMA Student Loan Trust,
                   Series 2004-8, Class A1,
                   VRN, 1.69%, 10/25/04,
                   resets quarterly off the
                   3-month LIBOR minus 0.01%
                   with no caps                                    $  9,696,968
--------------------------------------------------------------------------------
        4,162,135  WFS Financial Owner Trust,
                   Series 2004-3, Class A1 SEQ,
                   1.73%, 8/17/05                                     4,164,012
--------------------------------------------------------------------------------

TOTAL ASSET-BACKED SECURITIES
(Cost $69,985,475)                                                   70,197,959
--------------------------------------------------------------------------------

U.S. GOVERNMENT
AGENCY SECURITIES -- 10.4%
--------------------------------------------------------------------------------
        7,990,000  FHLMC, 3.75%, 8/3/07                               8,046,393
--------------------------------------------------------------------------------
       15,900,000  FNMA, 3.75%, 5/17/07(3)                           15,984,143
--------------------------------------------------------------------------------
        2,300,000  FNMA, 3.00%, 8/15/07                               2,291,729
--------------------------------------------------------------------------------
        3,500,000  FNMA, 6.625%, 10/15/07                             3,844,803
--------------------------------------------------------------------------------
       14,400,000  FNMA, 5.75%, 2/15/08                              15,517,656
--------------------------------------------------------------------------------
        4,100,000  FNMA, 3.25%, 8/15/08                               4,069,348
--------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
AGENCY SECURITIES
(Cost $49,575,654)                                                   49,754,072
--------------------------------------------------------------------------------

COLLATERALIZED MORTGAGE
OBLIGATIONS(1) -- 8.1%
--------------------------------------------------------------------------------
       29,404,150  Banc of America Commercial
                   Mortgage Inc. STRIPS - INTEREST,
                   Series 2004-1, Class XP, VRN,
                   0.83%, 10/1/04                                       943,609
--------------------------------------------------------------------------------
        8,819,326  Citigroup Commercial Mortgage
                   Trust, Series 2004 FL1, Class A1,
                   VRN, 1.89%, 10/15/04                               8,824,538
--------------------------------------------------------------------------------
       25,335,609  Commercial Mortgage
                   Acceptance Corp. STRIPS -
                   INTEREST, Series 1998 C2,
                   Class X, VRN, 1.02%, 10/1/04                         998,958
--------------------------------------------------------------------------------
        3,800,000  Commercial Mortgage
                   Pass-Through Certificates,
                   Series 2004 HTL1, Class A1,
                   VRN, 2.03%, 10/15/04, resets
                   monthly off the 1-month LIBOR
                   plus 0.24% with no caps                            3,802,246
--------------------------------------------------------------------------------
           68,051  Fannie Mae REMIC, Series
                   1989-35, Class G,
                   9.50%, 7/25/19                                        74,747
--------------------------------------------------------------------------------
          577,310  First Union National Bank
                   Commercial Mortgage,
                   Series 2001 C3, Class A1 SEQ,
                   5.20%, 8/15/33                                       589,621
--------------------------------------------------------------------------------
        1,745,503  GMAC Commercial Mortgage
                   Securities Inc., Series 2002 C2,
                   Class A1 SEQ, 4.32%, 10/15/38                      1,779,521
--------------------------------------------------------------------------------
        5,400,000  LB-UBS Commercial Mortgage
                   Trust, Series 2003 C5, Class A2
                   SEQ, 3.48%, 7/15/27                                5,363,955
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
      $ 1,678,269  MASTR Alternative Loans Trust,
                   Series 2003-8, Class 4A1,
                   7.00%, 12/25/33                                 $  1,707,794
--------------------------------------------------------------------------------
        1,328,768  Nationslink Funding Corp.,
                   Series 1998-2, Class A1 SEQ,
                   6.00%, 8/20/30                                     1,364,638
--------------------------------------------------------------------------------
          564,827  Sharps SP I LLC Net Interest
                   Margin Trust, Series 2004 OP1N,
                   Class NA, 5.19%, 4/25/34
                   (Acquired 6/9/04,
                   Cost $564,812)(4)                                    564,702
--------------------------------------------------------------------------------
        3,750,000  Washington Mutual, Series
                   2004 AR4, Class A6,
                   3.81%, 6/25/34                                     3,699,900
--------------------------------------------------------------------------------
        3,500,000  Washington Mutual, Series
                   2004 AR9, Class A6,
                   4.28%, 8/25/34                                     3,486,375
--------------------------------------------------------------------------------
        5,500,000  Washington Mutual, Series
                   2004 AR9, Class A7, VRN,
                   4.27%, 10/1/04                                     5,528,177
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED
MORTGAGE OBLIGATIONS
(Cost $38,512,611)                                                   38,728,781
--------------------------------------------------------------------------------

SOVEREIGN GOVERNMENTS
& AGENCIES -- 0.4%
--------------------------------------------------------------------------------
        2,000,000  Province of Ontario,
                   3.50%, 9/17/07
(Cost $1,991,774)                                                     2,014,268
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES -- 0.3%
--------------------------------------------------------------------------------
        1,650,000  Illinois GO, (Taxable Pension),
                   5.10%, 6/1/33
(Cost $1,650,000)                                                     1,566,362
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 4.1%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
8.00%, 11/15/21, valued at $20,277,792), in a
joint trading account at 1.63%, dated 9/30/04,
due 10/1/04 (Delivery value $19,765,895)(3)
(Cost $19,765,000)                                                   19,765,000
--------------------------------------------------------------------------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(6) -- 0.2%
--------------------------------------------------------------------------------
Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency
obligations), 1.875%, dated 9/30/04,
due 10/1/04 (delivery value $832,716)
(Cost $832,672)                                                         832,672
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 117.7%
(Cost $557,393,735)                                                 563,484,305
--------------------------------------------------------------------------------

OTHER ASSETS
AND LIABILITIES -- (17.7)%                                         (84,794,120)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                         $478,690,185
================================================================================

See Notes to Financial Statements.                                   (continued)

------
11

Diversified Bond - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

FUTURES CONTRACTS*
                                                  Underlying Face   Unrealized
        Contracts Purchased     Expiration Date   Amount at Value       Loss
--------------------------------------------------------------------------------
131 U.S. Treasury 10-Year Notes  December 2004      $14,753,875      $(83,607)
                                                 ===============================

*FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By investing its cash assets in futures, the fund has increased exposure to certain markets while maintaining easy access to cash.

SHORT FUTURES CONTRACTS**
                                                  Underlying Face   Unrealized
        Contracts Sold          Expiration Date   Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
260 U.S. Treasury 2-Year Notes   December 2004      $54,920,938      $ 97,918
--------------------------------------------------------------------------------
 62 U.S. Treasury 5-Year Notes   December 2004        6,866,500       (14,671)
--------------------------------------------------------------------------------
                                                    $61,787,438      $ 83,247
                                                 ===============================

**SHORT FUTURES CONTRACTS typically are based on an index or specific securities and tend to track the performance of the index or specific securities while remaining very liquid (easy to buy and sell). By selling futures, the fund hedges its investments against price fluctuations.

SWAP AGREEMENTS***

Notional Amount   Description of Agreement   Expiration Date    Unrealized Loss
--------------------------------------------------------------------------------
$9,500,000        Receive semiannually a     September 2007         $(2,609)
                  fixed rate equal                             =================
                  to 3.24375% and pay
                  quarterly a variable
                  rate based on the
                  3-month LIBOR with
                  Deutsche Bank Securities, Inc.

***SWAP AGREEMENTS are contracts in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The fund may enter into swap agreements in order to manage interest, credit, or market risk or to gain exposure to certain markets.

NOTES TO SCHEDULE OF INVESTMENTS

FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GMAC = General Motors Acceptance Corporation
GNMA = Government National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
MASTR = Mortgage Asset Securitization Transactions, Inc.
MTN = Medium Term Note
REMIC = Real Estate Mortgage Investment Conduit
resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
SEQ = Sequential Payer
SLMA = Student Loan Marketing Association
STRIPS = Separate Trading of Registered Interest and Principal of Securities
TRACERS(reg.sm) = Traded Custody Receipts(reg.sm). Rate indicated is the weighted-average coupon of the underlying securities held.
VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

(1) Final maturity indicated, unless otherwise noted.

(2) When-issued security or forward commitment.

(3) Security, or a portion thereof, has been segregated for a when-issued security, forward commitment, futures contract,
    or swap agreement.

(4) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30, 2004, was
    $31,824,653, which represented 6.6% of net assets.

(5) Security, or a portion thereof, was on loan as of September 30, 2004.

(6) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in
    Notes to Financial Statements.)

See Notes to Financial Statements.

------
12

High-Yield - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                           ------------------------
                                            AVERAGE ANNUAL RETURNS
--------------------------------------------------------------------------------
                                                           SINCE     INCEPTION
                                1 YEAR       5 YEARS     INCEPTION      DATE
--------------------------------------------------------------------------------
 INVESTOR CLASS                 10.67%        3.47%        2.89%       9/30/97
--------------------------------------------------------------------------------
 CSFB HIGH YIELD INDEX II       13.32%        7.64%        5.95%         --
--------------------------------------------------------------------------------
 LIPPER HIGH CURRENT YIELD
 FUNDS AVERAGE RETURN           11.26%        4.47%        3.18%         --
--------------------------------------------------------------------------------
 Investor Class's
 Lipper Ranking 9/30/04(1)    257 of 420   206 of 276   114 of 175       --
--------------------------------------------------------------------------------
 Institutional Class              --           --          2.95%(2)    8/2/04
--------------------------------------------------------------------------------
 Advisor Class(3)               10.39%         --          9.90%       3/8/02
--------------------------------------------------------------------------------
 A Class                                                              1/31/03
  No sales charge*              10.39%         --         13.71%(3)
  With sales charge*             5.43%         --         10.62%(3)
--------------------------------------------------------------------------------
 B Class                                                              1/31/03
  No sales charge*               9.57%         --         12.87%(3)
  With sales charge*             5.57%         --         10.64%(3)
--------------------------------------------------------------------------------
 C Class                         9.64%         --          8.58%      12/10/01
--------------------------------------------------------------------------------

*Sales charges include initial sales charges and contingent deferred sales charges (CDSCs), as applicable. A Class shares have a 4.50% maximum initial sales charge for fixed income funds and may be subject to a maximum CDSC of
 1.00%. B Class shares redeemed within six years of purchase are subject to a
 CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%. Please see the Share Class Information
 pages for more about the applicable sales charges for each share class. The SEC requires that mutual funds provide performance information net of maximum sales charges in all cases where charges could be applied.

(1) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

(2) Returns for periods less than one year are not annualized.

(3) Class returns would have been lower if American Century had not voluntarily waived all or a portion of service and distribution fees during the periods.

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

(continued)

------
13

High-Yield - Performance

GROWTH OF $10,000 OVER LIFE OF CLASS
$10,000 investment made September 30, 1997

ONE-YEAR RETURNS OVER LIFE OF CLASS

Periods ended September 30
--------------------------------------------------------------------------------
                   1998    1999     2000      2001    2002     2003     2004
--------------------------------------------------------------------------------
 Investor Class   -0.45%   3.37%   -1.80%   -11.54%   3.86%   18.81%   10.67%
--------------------------------------------------------------------------------
 CSFB High Yield
 Index II         -0.71%   4.48%    1.47%    -4.59%   2.85%   28.05%   13.32%
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. Investment return and principal value will fluctuate, and redemption value may be more or less than original cost. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit
americancentury.com. As interest rates rise, bond values will decline. In addition, the lower rated securities in which the fund invests are subject to greater credit risk, default risk, and liquidity risk.

Unless otherwise indicated, performance reflects Investor Class shares;
performance for other share classes will vary due to differences in fee structure. For information about other share classes available, please consult the prospectus. Data assumes reinvestment of dividends and capital gains, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Returns for the index are provided for comparison. The fund's total returns include operating expenses
(such as transaction costs and management fees) that reduce returns, while the total returns of the index do not.

------
14

High-Yield - Portfolio Commentary

PORTFOLIO MANAGER: MICHAEL DIFLEY

PERFORMANCE SUMMARY

High-Yield returned 3.69%* for the six months ended September 30, 2004, reflecting a respectable performance by corporate high-yield bonds during a volatile stretch for U.S. financial markets. The fund's gain for the performance period outpaced the 3.43% average total return of the 426 High Current Yield funds tracked by Lipper. (Please see pages 13 and 14 for additional performance-related information.)

ECONOMIC & MARKET PERSPECTIVE

The U.S. stock and bond markets dipped and rose as economic and interest rate outlooks shifted. In the second quarter of 2004, government data caused revisions to predictions that the Federal Reserve's (the Fed's) overnight rate target would remain at 1% until year-end 2004. Three consecutive stronger-than-expected monthly job growth reports and higher consumer prices in the spring of 2004  contributed to a spike in Treasury yields and influenced the
Fed's decision to start raising interest rates. The 10-year Treasury yield jumped from 3.84% on March 31, 2004 to 4.87% on June 14, and the Fed's federal funds rate target rose to 1.25% on June 30.

Remarkably, bonds followed their second-quarter selloff with a rally in the third quarter of 2004, even though the Fed continued to raise rates. Increasing energy costs (as crude oil surpassed $50 a barrel) softened the economic outlook and boosted bond prices.

The Treasury yield curve "twisted" in the third quarter of 2004 -- the three-month Treasury yield ROSE 44 basis points (0.44 percentage point) as the
Fed raised its overnight interest rate target by another 50 basis points to
1.75%, but the 10-year Treasury yield FELL 46 basis points to finish at 4.12%.

HIGH-YIELD MARKET PERSPECTIVE

Corporate high-yield bonds--which tend to act like a mix of stocks and bonds--provided respectable returns. Within the corporate high-yield universe, bonds carrying C or lower ratings returned approximately 4.5% for the six months, outpacing corporate high-yield bonds with single-B ratings by approximately 30 basis points (0.30%). Both categories turned in better performances than bonds rated double-B, which returned approximately 2.7%.

PORTFOLIO AT A GLANCE
--------------------------------------------------------------------------------
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                  6.8 years             6.8 years
--------------------------------------------------------------------------------
Average Duration
(modified)                                4.8 years             4.7 years
--------------------------------------------------------------------------------

YIELDS AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
30-DAY SEC YIELD
--------------------------------------------------------------------------------
Investor                                           6.39%
--------------------------------------------------------------------------------
Institutional                                      6.87%
--------------------------------------------------------------------------------
Advisor                                            6.13%
--------------------------------------------------------------------------------
A Class                                            5.85%
--------------------------------------------------------------------------------
B Class                                            5.39%
--------------------------------------------------------------------------------
C Class                                            5.38%
--------------------------------------------------------------------------------

*All fund returns and yields referenced
 in this commentary are for Investor Class shares.                   (continued)

------
15

High-Yield - Portfolio Commentary

Defaults by corporate high-yield issuers remained at low levels, reflecting the accommodative credit environment, while the supply of newly issued bonds grew.
Moody's trailing 12-month global bond default rate finished at 2.3% in
September, down from 5.2% at the end of 2003. On the supply front, the amount of new corporate high-yield securities grew at the fastest year-to-date rate since
1998.

PORTFOLIO POSITIONING & STRATEGIES

High-Yield seeks high current income by investing in a diversified portfolio of high-yield corporate bonds and other debt instruments with an emphasis on securities that are rated below investment grade.

From an industry standpoint, one of our best calls was to avoid airlines. As a group, corporate high-yield bonds in this category tumbled more than 20% for the six months. On the other end of the performance spectrum, bonds issued by textile/apparel companies posted gains of approximately 14%, while chemical-related bonds gained more than 7%. Within those industries, we owned securities from Perry Ellis International, Huntsman ICI Chemicals, and Lyondell
Chemical Co.

The results of our strategies on the portfolio's composition by credit rating show up in the accompanying table at bottom left. As the table illustrates, corporate high-yield bonds with single-B ratings represented approximately 55%
of the portfolio at the end of September, while bonds with either C or BB ratings represented approximately 36%.

In conclusion, we remained committed to meeting the fund's investment objective by investing in a diversified portfolio of high-yield corporate bonds and other debt securities.

PORTFOLIO COMPOSITION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
AAA                                         8%                    8%
--------------------------------------------------------------------------------
BBB                                         1%                    --
--------------------------------------------------------------------------------
BB                                         28%                   22%
--------------------------------------------------------------------------------
B                                          55%                   59%
--------------------------------------------------------------------------------
CCC or lower                                8%                   11%
--------------------------------------------------------------------------------
Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

TOP FIVE INDUSTRIES*
AS OF SEPTEMBER 30, 2004
--------------------------------------------------------------------------------
                                          % OF                  % OF
                                       NET ASSETS            NET ASSETS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
Hotels, Restaurants
& Leisure                                 11.9%                 11.5%
--------------------------------------------------------------------------------
Media                                     10.0%                 10.0%
--------------------------------------------------------------------------------
Household Durables                         6.6%                  9.1%
--------------------------------------------------------------------------------
Oil & Gas                                  5.9%                  2.7%
--------------------------------------------------------------------------------
Chemicals                                  5.0%                  4.3%
--------------------------------------------------------------------------------
*Excludes securities in the Diversified industry category.  These securities represent investments in diversified pools of underlying securities in multiple industry categories.

------
16

High-Yield - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CORPORATE BONDS -- 89.3%
--------------------------------------------------------------------------------
AEROSPACE & DEFENSE -- 0.9%
--------------------------------------------------------------------------------
       $  500,000  K&F Industries, Series B,
                   9.625%, 12/15/10                                 $   558,750
--------------------------------------------------------------------------------

BUILDING PRODUCTS -- 1.2%
--------------------------------------------------------------------------------
          500,000  Maax Corp., 9.75%, 6/15/12
                   (Acquired 5/27/04,
                   Cost $512,500)(1)                                    532,500
--------------------------------------------------------------------------------
          250,000  THL Buildco Inc., 8.50%,
                   9/1/14 (Acquired 8/12/04,
                   Cost $250,000)(1)                                    263,125
--------------------------------------------------------------------------------
                                                                        795,625
--------------------------------------------------------------------------------

CAPITAL MARKETS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Refco Finance Holdings LLC,
                   9.00%, 8/1/12 (Acquired
                   7/22/04, Cost $500,000)(1)                           536,250
--------------------------------------------------------------------------------

CHEMICALS -- 5.0%
--------------------------------------------------------------------------------
          850,000  Huntsman ICI Chemicals,
                   10.125%, 7/1/09(2)                                   896,750
--------------------------------------------------------------------------------
        1,000,000  Huntsman International
                   Holdings LLC, 13.17%,
                   12/31/09(3)                                          535,000
--------------------------------------------------------------------------------
          750,000  Lyondell Chemical Co.,
                   9.50%, 12/15/08                                      822,188
--------------------------------------------------------------------------------
          900,000  United Industries Corp.,
                   9.875%, 4/1/09                                       945,000
--------------------------------------------------------------------------------
                                                                      3,198,938
--------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES -- 4.1%
--------------------------------------------------------------------------------
          500,000  Allied Waste North America,
                   6.375%, 4/15/11                                      488,750
--------------------------------------------------------------------------------
          650,000  Casella Waste Systems Inc.,
                   9.75%, 2/1/13(2)                                     711,750
--------------------------------------------------------------------------------
          600,000  Cenveo Corp., 7.875%, 12/1/13                        588,000
--------------------------------------------------------------------------------
          900,000  United Rentals North
                   America Inc., 6.50%, 2/15/12                         870,750
--------------------------------------------------------------------------------
                                                                      2,659,250
--------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING -- 1.2%
--------------------------------------------------------------------------------
          182,000  Integrated Electrical
                   Services Inc., Series 1999 B,
                   9.375%, 2/1/09                                       179,270
--------------------------------------------------------------------------------
          400,000  Integrated Electrical
                   Services Inc., Series 2001 C,
                   9.375%, 2/1/09                                       394,000
--------------------------------------------------------------------------------
          160,000  URS Corp., 12.25%, 5/1/09                            171,200
--------------------------------------------------------------------------------
                                                                        744,470
--------------------------------------------------------------------------------

CONSTRUCTION MATERIALS -- 0.9%
--------------------------------------------------------------------------------
          500,000  Associated Materials Inc.,
                   9.75%, 4/15/12                                       576,250
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
CONTAINERS & PACKAGING -- 1.6%
--------------------------------------------------------------------------------
       $  250,000  BWAY Corp., 10.00%, 10/15/10                     $   275,000
--------------------------------------------------------------------------------
          250,000  Graham Packaging Co. Inc.,
                   8.50%, 10/15/12 (Acquired
                   9/29/04, Cost $250,000)(1)(4)                        256,250
--------------------------------------------------------------------------------
          500,000  Graham Packaging Co. Inc.,
                   9.875%, 10/15/14 (Acquired
                   9/29/04, Cost $505,625)(1)(4)                        514,375
--------------------------------------------------------------------------------
                                                                      1,045,625
--------------------------------------------------------------------------------

DISTRIBUTORS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Amscan Holdings Inc.,
                   8.75%, 5/1/14 (Acquired
                   4/27/04, Cost $503,438)(1)                           512,500
--------------------------------------------------------------------------------

DIVERSIFIED -- 6.7%
--------------------------------------------------------------------------------
        3,953,488  Lehman Brothers TRAINS(reg.sm),
                   Series 2004-1, 8.21%, 8/1/15
                   (Acquired 4/28/04,
                   Cost $4,235,214)(1)                                4,259,563
--------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.7%
--------------------------------------------------------------------------------
          250,000  Intelsat Ltd., 6.50%, 11/1/13                        205,330
--------------------------------------------------------------------------------
          250,000  Qwest Capital Funding Inc.,
                    7.75%, 8/15/06                                      252,188
--------------------------------------------------------------------------------
          550,000  Qwest Services Corp.,
                   14.00%, 12/15/04 (Acquired
                   5/21/03-7/24/03,
                   Cost $618,500)(1)                                    644,875
--------------------------------------------------------------------------------
                                                                      1,102,393
--------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.4%
--------------------------------------------------------------------------------
          800,000  MSW Energy Holdings LLC,
                   8.50%, 9/1/10                                        880,000
--------------------------------------------------------------------------------
          600,000  NRG Energy Inc., 8.00%,
                   12/15/13 (Acquired
                   12/17/03-12/19/03,
                   Cost $603,500)(1)                                    645,750
--------------------------------------------------------------------------------
                                                                      1,525,750
--------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT
& INSTRUMENTS -- 0.7%
--------------------------------------------------------------------------------
          400,000  Solectron Corp.,
                   9.625%, 2/15/09                                      445,000
--------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES -- 3.8%
--------------------------------------------------------------------------------
          650,000  BRL Universal Equipment,
                   8.875%, 2/15/08                                      695,500
--------------------------------------------------------------------------------
          600,000  Hanover Compressor Co.,
                   8.625%, 12/15/10                                     654,000
--------------------------------------------------------------------------------
        1,070,000  Newpark Resources,
                   8.625%, 12/15/07                                   1,096,750
--------------------------------------------------------------------------------
                                                                      2,446,250
--------------------------------------------------------------------------------

FOOD & STAPLES RETAILING -- 0.8%
--------------------------------------------------------------------------------
          500,000  Stater Brothers Holdings,
                   8.125%, 6/15/12                                      523,750
--------------------------------------------------------------------------------

FOOD PRODUCTS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Hines Nurseries Inc.,
                   10.25%, 10/1/11                                      532,500
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
17

High-Yield - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.3%
--------------------------------------------------------------------------------
       $  760,000  Sybron Dental Specialties Inc.,
                   8.125%, 6/15/12                                  $   826,500
--------------------------------------------------------------------------------
          650,000  Universal Hospital Services Inc.,
                   10.125%, 11/1/11                                     663,000
--------------------------------------------------------------------------------
                                                                      1,489,500
--------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES -- 3.0%
--------------------------------------------------------------------------------
          500,000  Alliance Imaging Inc.,
                   10.375%, 4/15/11                                     545,625
--------------------------------------------------------------------------------
          750,000  Genesis HealthCare Corp.,
                   8.00%, 10/15/13                                      821,250
--------------------------------------------------------------------------------
          500,000  Mariner Health Care Inc.,
                   8.25%, 12/15/13 (Acquired
                   2/6/04, Cost $501,875)(1)                            540,000
--------------------------------------------------------------------------------
                                                                      1,906,875
--------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE -- 11.9%
--------------------------------------------------------------------------------
          500,000  Equinox Holdings Inc.,
                   9.00%, 12/15/09                                      517,500
--------------------------------------------------------------------------------
          550,000  Friendly Ice Cream Corp.,
                   8.375%, 6/15/12                                      530,750
--------------------------------------------------------------------------------
          500,000  Herbst Gaming Inc.,
                   8.125%, 6/1/12 (Acquired
                   9/15/04, Cost $511,250)(1)                           515,000
--------------------------------------------------------------------------------
          500,000  Intrawest Corp., 7.50%,
                   10/15/13 (Acquired 9/22/04,
                   Cost $514,218)(1)(4)                                 520,625
--------------------------------------------------------------------------------
          650,000  Park Place Entertainment Corp.,
                   9.375%, 2/15/07                                      726,375
--------------------------------------------------------------------------------
          250,000  Penn National Gaming Inc.,
                   11.125%, 3/1/08                                      271,250
--------------------------------------------------------------------------------
          650,000  Penn National Gaming Inc.,
                   8.875%, 3/15/10                                      715,813
--------------------------------------------------------------------------------
          650,000  Poster Financial Group Inc.,
                   8.75%, 12/1/11                                       680,063
--------------------------------------------------------------------------------
          900,000  Resorts International Hotel
                   and Casino Inc.,
                   11.50%, 3/15/09                                    1,039,499
--------------------------------------------------------------------------------
          500,000  Starwood Hotels & Resorts
                   Worldwide Inc., 7.875%, 5/1/12                       568,125
--------------------------------------------------------------------------------
          850,000  Trump Holdings & Funding,
                   12.625%, 3/15/10                                     888,250
--------------------------------------------------------------------------------
          500,000  Venetian Casino Resort LLC,
                   11.00%, 6/15/10                                      581,250
--------------------------------------------------------------------------------
                                                                      7,554,500
--------------------------------------------------------------------------------

HOUSEHOLD DURABLES -- 6.6%
--------------------------------------------------------------------------------
          655,000  Atrium Companies Inc.,
                   Series B, 10.50%, 5/1/09                             691,025
--------------------------------------------------------------------------------
          250,000  Beazer Homes USA Inc.,
                   8.375%, 4/15/12                                      277,500
--------------------------------------------------------------------------------
          500,000  KB HOME, 6.375%, 8/15/11
                   (Acquired 9/24/04,
                   Cost $528,125)(1)                                    527,500
--------------------------------------------------------------------------------
          650,000  Meritage Corporation,
                   9.75%, 6/1/11                                        732,875
--------------------------------------------------------------------------------

Principal Amount                                                       Value
--------------------------------------------------------------------------------
       $  500,000  Sealy Mattress Co.,
                   8.25%, 6/15/14                                   $   506,250
--------------------------------------------------------------------------------
          750,000  WCI Communities Inc.,
                   10.625%, 2/15/11                                     849,375
--------------------------------------------------------------------------------
          550,000  William Lyon Homes Inc.,
                   10.75%, 4/1/13                                       638,000
--------------------------------------------------------------------------------
                                                                      4,222,525
--------------------------------------------------------------------------------

MACHINERY -- 1.2%
--------------------------------------------------------------------------------
          750,000  Key Components, Inc.,
                   10.50%, 6/1/08                                       772,500
--------------------------------------------------------------------------------

MEDIA -- 10.0%
--------------------------------------------------------------------------------
          200,000  Cablevision Systems Corp.,
                   8.00%, 4/15/12 (Acquired
                   3/30/04, Cost $200,000)(1)                           210,000
--------------------------------------------------------------------------------
          350,000  Cadmus Communications Corp.,
                   8.375%, 6/15/14 (Acquired
                   6/9/04, Cost $350,000)(1)                            378,875
--------------------------------------------------------------------------------
          250,000  Charter Communications
                   Holdings LLC/Charter
                   Capital, 0.00%, 1/15/05(5)                           203,125
--------------------------------------------------------------------------------
          952,000  Charter Communications
                   Holdings LLC/Charter Capital,
                   9.92%, 4/1/11(5)                                     737,800
--------------------------------------------------------------------------------
          500,000  Cinemark Inc., 0.00%, 3/15/09(5)                     346,250
--------------------------------------------------------------------------------
          500,000  CSC Holdings Inc.,
                   7.875%, 12/15/07                                     533,125
--------------------------------------------------------------------------------
          250,000  CSC Holdings Inc.,
                   6.75%, 4/15/12 (Acquired
                   8/5/04, Cost $241,250)(1)                            251,875
--------------------------------------------------------------------------------
          500,000  Dex Media Inc.,
                   0.00%, 11/15/08(5)                                   368,750
--------------------------------------------------------------------------------
          500,000  Dex Media Inc.,
                   8.00%, 11/15/13                                      527,500
--------------------------------------------------------------------------------
          500,000  Echostar DBS Corp.,
                   6.375%, 10/1/11                                      508,750
--------------------------------------------------------------------------------
          250,000  Fisher Communications Inc.,
                   8.625%, 9/15/14 (Acquired
                   9/15/04, Cost $250,000)(1)                           261,250
--------------------------------------------------------------------------------
          800,000  Imax Corp., 9.625%, 12/1/10
                   (Acquired 11/19/03,
                   Cost $803,125)(1)                                    802,000
--------------------------------------------------------------------------------
          500,000  Mediacom LLC,
                   9.50%, 1/15/13(2)                                    483,750
--------------------------------------------------------------------------------
          500,000  PanAmSat Corp.,
                   9.00%, 8/15/14 (Acquired
                   9/24/04, Cost $528,750)(1)                           522,500
--------------------------------------------------------------------------------
          250,000  Primedia Inc., 8.875%, 5/15/11                       251,250
--------------------------------------------------------------------------------
                                                                      6,386,800
--------------------------------------------------------------------------------

METALS & MINING -- 1.6%
--------------------------------------------------------------------------------
          550,000  IPSCO Inc., 8.75%, 6/1/13                            629,750
--------------------------------------------------------------------------------
          400,000  Massey Energy Co.,
                   6.625%, 11/15/10                                     419,000
--------------------------------------------------------------------------------
                                                                      1,048,750
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
18

High-Yield - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                       Value
--------------------------------------------------------------------------------
MULTI-UTILITIES & UNREGULATED POWER -- 1.6%
--------------------------------------------------------------------------------
       $  400,000  AES Corp. (The),
                   8.875%, 2/15/11                                  $   447,000
--------------------------------------------------------------------------------
          500,000  AES Corp. (The), 8.75%,
                   5/15/13 (Acquired
                   5/1/03, Cost $500,000)(1)                            566,250
--------------------------------------------------------------------------------
                                                                      1,013,250
--------------------------------------------------------------------------------

MULTILINE RETAIL -- 0.8%
--------------------------------------------------------------------------------
          500,000  Saks Inc., 7.375%, 2/15/19                           502,500
--------------------------------------------------------------------------------

OFFICE ELECTRONICS -- 0.8%
--------------------------------------------------------------------------------
          500,000  Xerox Corp., 6.875%, 8/15/11                         525,000
--------------------------------------------------------------------------------

OIL & GAS -- 5.9%
--------------------------------------------------------------------------------
          850,000  El Paso Corp., 7.875%, 6/15/12                       847,875
--------------------------------------------------------------------------------
          650,000  Forest Oil Corp., 7.75%, 5/1/14                      710,125
--------------------------------------------------------------------------------
          390,000  Magnum Hunter Resources Inc.,
                   9.60%, 3/15/12                                       442,650
--------------------------------------------------------------------------------
          400,000  Pacific Energy Partners L.P. /
                   Pacific Energy Finance Corp.,
                   7.125%, 6/15/14 (Acquired
                   6/10/04, Cost $393,016)(1)                           435,000
--------------------------------------------------------------------------------
          500,000  Range Resources Corp.,
                   7.375%, 7/15/13                                      527,500
--------------------------------------------------------------------------------
          500,000  Williams Cos Inc.,
                   8.125%, 3/15/12(2)                                   578,750
--------------------------------------------------------------------------------
          250,000  Williams Cos Inc.,
                   7.875%, 9/1/21                                       278,750
--------------------------------------------------------------------------------
                                                                      3,820,650
--------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS -- 1.8%
--------------------------------------------------------------------------------
          500,000  Georgia-Pacific Corp.,
                   7.70%, 6/15/15                                       572,500
--------------------------------------------------------------------------------
          250,000  Tembec Industries Inc.,
                   8.625%, 6/30/09(2)                                   257,500
--------------------------------------------------------------------------------
          350,000  Tembec Industries Inc.,
                   7.75%, 3/15/12                                       353,500
--------------------------------------------------------------------------------
                                                                      1,183,500
--------------------------------------------------------------------------------

PERSONAL PRODUCTS -- 1.0%
--------------------------------------------------------------------------------
          600,000  WH Holdings Ltd./WH Capital
                   Corp., 9.50%, 4/1/11                                 652,500
--------------------------------------------------------------------------------

REAL ESTATE -- 0.3%
--------------------------------------------------------------------------------
          162,000  CB Richard Ellis Services Inc.,
                   9.75%, 5/15/10 (Acquired
                   5/8/03, Cost $162,000)(1)                            184,275
--------------------------------------------------------------------------------

SPECIALTY RETAIL -- 4.2%
--------------------------------------------------------------------------------
          700,000  Asbury Automotive Group Inc.,
                   9.00%, 6/15/12                                       742,000
--------------------------------------------------------------------------------
          600,000  Couche-Tard U.S. L.P./
                   Couche-Tard Finance Corp.,
                   7.50%, 12/15/13                                      642,000
--------------------------------------------------------------------------------

Principal Amount/Shares                                                Value
--------------------------------------------------------------------------------
       $  850,000  Toys "R" Us, Inc.,
                   7.375%, 10/15/18                                 $   792,625
--------------------------------------------------------------------------------
          500,000  United Auto Group, Inc.,
                   9.625%, 3/15/12                                      553,750
--------------------------------------------------------------------------------
                                                                      2,730,375
--------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
--------------------------------------------------------------------------------
          550,000  Perry Ellis International Inc.,
                   8.875%, 9/15/13                                      585,750
--------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
--------------------------------------------------------------------------------
          500,000  Nextel Communications Inc.,
                   7.375%, 8/1/15                                       540,000
--------------------------------------------------------------------------------
          400,000  Nextel Partners Inc.,
                   8.125%, 7/1/11                                       426,000
--------------------------------------------------------------------------------
          300,000  Ubiquitel Inc., 9.875%, 3/1/11                       313,875
--------------------------------------------------------------------------------
                                                                      1,279,875
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(Cost $54,224,155)                                                   57,321,989
--------------------------------------------------------------------------------

ASSET-BACKED SECURITIES(6) -- 0.8%
--------------------------------------------------------------------------------
          500,000  ABSC Non-Improvement Trust,
                   Series 2004 HE7, 5.00%,
                   10/27/34 (Acquired 9/1/04,
                   Cost $497,862)(1)(4)
(Cost $497,862)                                                         497,860
--------------------------------------------------------------------------------

WARRANTS(7)
--------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES(7)
--------------------------------------------------------------------------------
              875  Jazztel Plc Warrants(8)
(Cost $-)                                                                    --
--------------------------------------------------------------------------------

TEMPORARY CASH INVESTMENTS -- 8.0%
--------------------------------------------------------------------------------
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 8.00%, 11/15/21, valued at
$3,295,334), in a joint trading account
at 1.63%, dated 9/30/04, due 10/1/04
(Delivery value $3,212,145)(9)                                        3,212,000
--------------------------------------------------------------------------------
Repurchase Agreement, Merrill Lynch
& Co., Inc., (collateralized by various
U.S. Treasury obligations, 8.125%, 8/15/21,
valued at $1,977,877), in a joint trading
account at 1.62%, dated 9/30/04,
due 10/1/04 (Delivery value $1,944,087)                               1,944,000
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $5,156,000)                                                     5,156,000
--------------------------------------------------------------------------------

See Notes to Financial Statements.                                   (continued)

------
19

High-Yield - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

                                                                       Value
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(10) -- 4.4%
--------------------------------------------------------------------------------
Repurchase Agreement, UBS Securities LLC,
(collateralized by U.S. Government Agency
obligations), 1.875%, dated 9/30/04,
due 10/1/04 (delivery value $2,846,298)
(Cost $2,846,150)                                                   $ 2,846,150
--------------------------------------------------------------------------------

TOTAL INVESTMENT SECURITIES -- 102.5%
(Cost $62,724,167)                                                   65,821,999
--------------------------------------------------------------------------------

OTHER ASSETS AND
LIABILITIES -- (2.5)%                                               (1,586,523)
--------------------------------------------------------------------------------

TOTAL NET ASSETS -- 100.0%                                          $64,235,476
================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

TRAINS(reg.sm) = Target Return Index Securities(reg.sm). Rate indicated is the weighted average coupon of the underlying securities held.

(1)  Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at September 30,
     2004, was $14,378,198, which represented 22.4% of net assets. None of the securities were considered illiquid.

(2)  Security, or a portion thereof, was on loan as of September 30, 2004.

(3)  Security is a zero-coupon bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)  When-issued security.

(5)  Step-coupon security. These securities are issued with a zero-coupon and become interest bearing at a predetermined rate and date and are issued at a substantial discount from their value at maturity. Rate shown is effective September 30, 2004.

(6)  The rate indicated is the yield to maturity at purchase.

(7)  Category is less than 0.05% of net assets.

(8)  Non-income producing.

(9)  Security, or a portion thereof, has been segregated for a when-issued security.

(10) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions. (See Note 5 in Notes to Financial Statements.)

See Notes to Financial Statements.

------
20

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by
$1,000  (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During
Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

(continued)

------
21

Shareholder Fee Example (Unaudited)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                     BEGINNING        ENDING       DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      4/1/04 -        EXPENSE
                      4/1/04          9/30/04          9/30/04        RATIO*
--------------------------------------------------------------------------------
DIVERSIFIED BOND SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class        $1,000          $999.60           $3.16         0.63%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,000.60           $2.16         0.43%
--------------------------------------------------------------------------------
Advisor Class         $1,000          $998.40           $4.41         0.88%
--------------------------------------------------------------------------------
A Class               $1,000          $998.40           $4.41         0.88%
--------------------------------------------------------------------------------
B Class               $1,000          $994.60           $8.15         1.63%
--------------------------------------------------------------------------------
C Class               $1,000          $994.60           $8.15         1.63%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,021.91           $3.19         0.63%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,022.91           $2.18         0.43%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,020.66           $4.46         0.88%
--------------------------------------------------------------------------------
A Class               $1,000        $1,020.66           $4.46         0.88%
--------------------------------------------------------------------------------
B Class               $1,000        $1,016.90           $8.24         1.63%
--------------------------------------------------------------------------------
C Class               $1,000        $1,016.90           $8.24         1.63%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

(continued)

------
22

Shareholder Fee Example (Unaudited)

--------------------------------------------------------------------------------
                                                   EXPENSES PAID
                    BEGINNING         ENDING       DURING PERIOD*   ANNUALIZED
                   ACCOUNT VALUE   ACCOUNT VALUE      4/1/04 -        EXPENSE
                      4/1/04          9/30/04          9/30/04        RATIO*
--------------------------------------------------------------------------------
HIGH-YIELD SHAREHOLDER FEE EXAMPLE
--------------------------------------------------------------------------------
ACTUAL:
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,036.90           $4.49         0.88%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,029.50           $3.46         0.68%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,035.60           $5.77         1.13%
--------------------------------------------------------------------------------
A Class               $1,000        $1,035.60           $5.77         1.13%
--------------------------------------------------------------------------------
B Class               $1,000        $1,031.80           $9.58         1.88%
--------------------------------------------------------------------------------
C Class               $1,000        $1,031.70           $9.58         1.88%
--------------------------------------------------------------------------------
HYPOTHETICAL:
--------------------------------------------------------------------------------
Investor Class        $1,000        $1,020.66           $4.46         0.88%
--------------------------------------------------------------------------------
Institutional Class   $1,000        $1,021.66           $3.45         0.68%
--------------------------------------------------------------------------------
Advisor Class         $1,000        $1,019.40           $5.72         1.13%
--------------------------------------------------------------------------------
A Class               $1,000        $1,019.40           $5.72         1.13%
--------------------------------------------------------------------------------
B Class               $1,000        $1,015.64           $9.50         1.88%
--------------------------------------------------------------------------------
C Class               $1,000        $1,015.64           $9.50         1.88%
--------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
23

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------
Investment securities, at value
(cost of $556,561,063 and $59,878,017,
respectively) -- including $812,625 and
$2,769,998 of securities
loaned, respectively                              $562,651,633     $62,975,849
-----------------------------------------------
Investments made with cash
collateral received for securities
on loan, at value (cost of $832,672
and $2,846,150, respectively)                          832,672       2,846,150
--------------------------------------------------------------------------------
Total investment securities,
at value (cost of $557,393,735
and $62,724,167, respectively)                     563,484,305      65,821,999
-----------------------------------------------
Cash                                                        --          78,047
-----------------------------------------------
Receivable for investments sold                      1,702,924       1,780,935
-----------------------------------------------
Receivable for capital shares sold                      21,485          12,250
-----------------------------------------------
Interest receivable                                  3,575,585       1,307,615
--------------------------------------------------------------------------------
                                                   568,784,299      69,000,846
--------------------------------------------------------------------------------

LIABILITIES
--------------------------------------------------------------------------------
Disbursements in excess
of demand deposit cash                                 785,484              --
-----------------------------------------------
Payable for collateral received
on securities loaned                                   832,672       2,846,150
-----------------------------------------------
Payable for investments purchased                   87,801,735       1,767,704
-----------------------------------------------
Payable for variation margin
on futures contracts                                    59,515              --
-----------------------------------------------
Unrealized depreciation
on swap agreements                                       2,609              --
-----------------------------------------------
Accrued management fees                                192,646          45,756
-----------------------------------------------
Distribution fees payable                                2,582           2,728
-----------------------------------------------
Service fees (and distribution
fees A Class) payable                                    2,506           4,037
-----------------------------------------------
Dividends payable                                       414,365         98,995
--------------------------------------------------------------------------------
                                                     90,094,114      4,765,370
--------------------------------------------------------------------------------

NET ASSETS                                         $478,690,185    $64,235,476
================================================================================

See Notes to Financial Statements.                                   (continued)

------
24

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------
Capital paid in                                    $469,968,477   $ 74,803,335
-----------------------------------------------
Accumulated undistributed
net realized gain (loss)
on investment transactions                            2,639,049    (13,665,691)
-----------------------------------------------
Net unrealized appreciation
on investments                                        6,082,659      3,097,832
--------------------------------------------------------------------------------
                                                   $478,690,185   $ 64,235,476
================================================================================

INVESTOR CLASS
--------------------------------------------------------------------------------
Net assets                                         $161,898,727    $44,320,219
-----------------------------------------------
Shares outstanding                                   15,687,383      6,781,734
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
--------------------------------------------------------------------------------

INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
Net assets                                         $304,410,237       $214,244
-----------------------------------------------
Shares outstanding                                   29,496,333         32,783
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
--------------------------------------------------------------------------------

ADVISOR CLASS
--------------------------------------------------------------------------------
Net assets                                           $6,464,301       $476,208
-----------------------------------------------
Shares outstanding                                      626,367         72,868
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
--------------------------------------------------------------------------------

A CLASS
--------------------------------------------------------------------------------
Net assets                                           $3,782,363    $14,826,498
-----------------------------------------------
Shares outstanding                                      366,498      2,268,700
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
-----------------------------------------------
Maximum offering price
(net asset value divided by 0.955)                       $10.81          $6.85
--------------------------------------------------------------------------------

B CLASS
--------------------------------------------------------------------------------
Net assets                                             $659,677     $1,037,253
-----------------------------------------------
Shares outstanding                                       63,920        158,717
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
--------------------------------------------------------------------------------

C CLASS
--------------------------------------------------------------------------------
Net assets                                           $1,474,880     $3,361,054
-----------------------------------------------
Shares outstanding                                      142,910        514,298
-----------------------------------------------
Net asset value per share                                $10.32          $6.54
--------------------------------------------------------------------------------

See Notes to Financial Statements.

------
25

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                   DIVERSIFIED
                                                      BOND         HIGH-YIELD
--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
INCOME:
-----------------------------------------------
Interest                                           $ 8,781,940     $ 2,669,082
-----------------------------------------------
Securities lending                                       5,808           6,592
--------------------------------------------------------------------------------
                                                     8,787,748       2,675,674
--------------------------------------------------------------------------------

EXPENSES:
-----------------------------------------------
Management fees                                      1,176,504         277,424
-----------------------------------------------
Distribution fees:
-----------------------------------------------
  Advisor Class                                          8,217             482
-----------------------------------------------
  B Class                                                2,264           3,381
-----------------------------------------------
  C Class                                                5,119          12,554
-----------------------------------------------
Service fees:
-----------------------------------------------
  Advisor Class                                          8,217             482
-----------------------------------------------
  B Class                                                  755           1,127
-----------------------------------------------
  C Class                                                1,706           4,185
-----------------------------------------------
Service and distribution
fees -- A Class                                          4,404          16,999
-----------------------------------------------
Trustees' fees and expenses                              9,827           1,357
-----------------------------------------------
Other expenses                                             604              82
--------------------------------------------------------------------------------
                                                     1,217,617         318,073
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                7,570,131       2,357,601
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
Net realized gain (loss)
on investment transactions                          (2,615,932)        785,344
-----------------------------------------------
Change in net unrealized
appreciation on investments                         (5,067,525)     (1,091,807)
--------------------------------------------------------------------------------

NET REALIZED AND
UNREALIZED LOSS                                     (7,683,457)       (306,463)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS RESULTING
FROM OPERATIONS                                    $  (113,326)    $ 2,051,138
================================================================================

See Notes to Financial Statements.

------
26

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
                                           DIVERSIFIED BOND                       HIGH-YIELD
--------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS   SEPT. 30, 2004   MARCH 31, 2004    SEPT. 30, 2004   MARCH 31, 2004
--------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------
Net investment income                $  7,570,131     $ 17,098,620       $ 2,357,601     $  5,967,638
----------------------------------
Net realized gain (loss)               (2,615,932)      10,512,736           785,344        3,229,686
----------------------------------
Change in net
unrealized appreciation                (5,067,525)      (3,793,030)       (1,091,807)       1,745,408
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net
assets resulting from operations         (113,326)      23,818,326         2,051,138       10,942,732
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
From net investment income:
----------------------------------
  Investor Class                       (2,629,219)      (6,662,832)       (1,705,062)      (5,211,165)
----------------------------------
  Institutional Class                  (4,928,583)     (10,853,638)             (927)              --
----------------------------------
  Advisor Class                           (96,005)        (304,268)          (14,101)         (20,150)
----------------------------------
  A Class                                 (51,455)         (69,043)         (497,712)        (529,918)
----------------------------------
  B Class                                  (6,550)         (12,067)          (29,636)         (42,287)
----------------------------------
  C Class                                 (14,778)         (26,496)         (110,163)        (164,118)
----------------------------------
From net realized gains:
---------------------------------
  Investor Class                               --       (1,916,400)               --               --
----------------------------------
  Institutional Class                          --       (3,041,361)               --               --
----------------------------------
  Advisor Class                                --          (78,187)               --               --
----------------------------------
  A Class                                      --          (28,699)               --               --
----------------------------------
  B Class                                      --           (6,365)               --               --
----------------------------------
  C Class                                      --          (13,119)               --               --
--------------------------------------------------------------------------------------------------------
Decrease in net assets
from distributions                     (7,726,590)     (23,012,475)       (2,357,601)      (5,967,638)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
--------------------------------------------------------------------------------------------------------
Net increase (decrease)
in net assets from capital
share transactions                    (13,532,585)       6,137,397        (6,667,526)     (13,092,318)
--------------------------------------------------------------------------------------------------------

NET INCREASE (DECREASE)
IN NET ASSETS                         (21,372,501)       6,943,248        (6,973,989)      (8,117,224)
--------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------------------------------
Beginning of period                   500,062,686      493,119,438        71,209,465       79,326,689
--------------------------------------------------------------------------------------------------------
End of period                        $478,690,185     $500,062,686       $64,235,476     $ 71,209,465
========================================================================================================

See Notes to Financial Statements.

------
27

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Diversified Bond Fund (Diversified) and
High-Yield Fund (High-Yield) (collectively, the funds) are two funds in a series issued by the trust.  The funds are diversified under the 1940 Act.
Diversified's investment objective is to obtain a high level of income by investing in non-money market debt securities. High-Yield's investment objective is to seek high current income by investing in a diversified portfolio of high-yielding corporate bonds and other debt securities.  High-Yield invests primarily in lower-rated debt securities, which are subject to greater credit risk and consequently offer higher yield. The following is a summary of the funds' significant accounting policies.

MULTIPLE CLASS -- The funds are authorized to issue the Investor Class, the
Institutional Class, the Advisor Class, the A Class, the B Class and the C
Class. The A Class may incur an initial sales charge. The A Class, B Class and C
Class may be subject to a contingent deferred sales charge. The share classes differ principally in their respective sales charges and shareholder servicing and distribution expenses and arrangements. All shares of the funds represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the funds are allocated to each class of shares based on their relative net assets.
Sale of High-Yield's Institutional Class commenced on August 2, 2004.  On
January 31, 2003, the Investor Class became unavailable to new investors.

SECURITY VALUATIONS -- Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days may be valued at cost, plus or minus any amortized discount or premium. If the investment manager, American Century Investment
Management, Inc. (ACIM), determines that the current market price of a security owned by a non-money market fund is not readily available, the investment manager may determine its fair value in accordance with procedures adopted by the Board of Trustees if such fair value determination would materially impact a fund's net asset value. Valuations may not be readily available if, for example:
an event occurred after the close of the exchange on which a portfolio security principally trades (but before the close of the New York Stock Exchange) that was likely to have changed the value of the security; a security has been declared in default; trading in a security has been halted during the trading day; or the demand for the security (as reflected by its trading volume) is insufficient for quoted prices to be reliable.

SECURITY TRANSACTIONS -- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME -- Interest income is recorded on the accrual basis and includes paydown gain/loss and accretion of discounts and amortization of premiums.

SECURITIES ON LOAN -- The funds may lend portfolio securities through their lending agent to certain approved borrowers in order to earn additional income.
The funds continue to recognize any gain or loss in the market price of the securities loaned and record any interest earned or dividends declared.

WHEN-ISSUED AND FORWARD COMMITMENTS -- The funds may engage in securities transactions on a when-issued or forward commitment basis. In these transactions, the securities' prices and yields are fixed on the date of the commitment.  In a when-issued transaction the payment and delivery are scheduled for a future date and during this period, securities are subject to market fluctuations. In a forward commitment transaction, the funds may sell a security and at the same time make a commitment to purchase the same security at a future date at a specified price. Conversely, the funds may purchase a security and at the same time make a commitment to sell the same security at a future date at a specified price. These types of transactions are executed simultaneously in what are known as "roll" transactions. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet the purchase price. The funds account for "roll" transactions as purchases and sales; as such these transactions may increase portfolio turnover.

TRACERS(reg.sm)/TRAINS(reg.sm) -- The funds may invest in TRACERS and TRAINS which represent ownership of a specified percentage of each security in an underlying pool of securities. Owners are entitled to receive a pro rata share of distributions from the underlying securities. In the event an underlying security is downgraded by a rating agency, that portion of the investment product will be redeemed and the underlying security will be distributed to the owner pro rata or the

(continued)

------
28

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

owner may receive cash proceeds. The risk of owning these products are the same as owning the individual securities, but enable each fund to be more diversified by owning a single security.

FUTURES CONTRACTS -- The funds may enter into futures contracts in order to manage the funds' exposure to changes in market conditions. One of the risks of entering into futures contracts is the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the funds are required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the funds. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gains and losses. The funds recognize a realized gain or loss when the contract is closed or expires. Net realized and unrealized gains or losses occurring during the holding period of futures contracts are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

SWAP AGREEMENTS -- The funds may enter into a swap agreement in order to attempt to obtain or preserve a particular return or spread at a lower cost than obtaining a return or spread through purchases and/or sales of instruments in other markets; protect against currency fluctuations; attempt to manage duration to protect against any increase in the price of securities the funds anticipate purchasing at a later date; or gain exposure to certain markets in the most economical way possible. A swap agreement is a contract in which two parties agree to exchange the returns earned or realized on predetermined investments or instruments. The funds will segregate cash, cash equivalents or other appropriate liquid securities on their records in amounts sufficient to meet requirements. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. Swap agreements are valued daily and changes in value, including the periodic amounts of interest to be paid or received on swaps are recorded as unrealized appreciation (depreciation). Realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of swap agreements. The risks of entering into swap agreements include the possible lack of liquidity, failure of the counterparty to meets its obligations, and that there may be unfavorable changes in the underlying investments and instruments.

REPURCHASE AGREEMENTS -- The funds may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
Each fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable each fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis,  the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to each fund under each repurchase agreement.

JOINT TRADING ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, each fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

INCOME TAX STATUS -- It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income for the funds are declared daily and paid monthly. Distributions from net realized gains for the funds, if any, are generally declared and paid annually.

USE OF ESTIMATES -- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the funds with investment advisory and management services in exchange for a single, unified management fee (the fee) per class.
The Agreement provides that all expenses

(continued)

------
29

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES (CONTINUED)

of the funds, except brokerage commissions, taxes, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the
1940 Act (including counsel fees) and extraordinary expenses, will be paid by
ACIM. The fee is computed and accrued daily based on the daily net assets of the specific class of shares of each fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as each fund and  (2) a Complex Fee based on the assets of all the funds in the American Century family of funds. The rates for the Investment Category Fee range from 0.2925% to 0.4100% for
Diversified Bond and from 0.5425% to 0.6600% for High-Yield. The rates for the
Complex Fee (Investor, A, B and C Classes) range from 0.2500% to 0.3100%. The
Institutional Class is 0.2000% less and the Advisor Class is 0.2500% less at each point within the Complex Fee range. The effective annual management fees for the funds for the six months ended September 30, 2004 were as follows:

--------------------------------------------------------------------------------
                                  DIVERSIFIED BOND            HIGH-YIELD
--------------------------------------------------------------------------------
Investor, A, B & C                      0.63%                    0.88%
--------------------------------------------------------------------------------
Institutional                           0.43%                    0.68%
--------------------------------------------------------------------------------
Advisor                                 0.38%                    0.63%
--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE FEES -- The Board of Trustees has adopted a Master
Distribution and Shareholder Services Plan for the Advisor Class (the Advisor
Class plan) and a separate Master Distribution and Individual Shareholder
Services Plan for each of the A Class, B Class and C Class (collectively with the Advisor Class Plan, the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the Advisor Class, B Class and C Class will pay American
Century Investment Services, Inc. (ACIS) the following annual distribution and service fees:

--------------------------------------------------------------------------------
                                       ADVISOR                  B & C
--------------------------------------------------------------------------------
Distribution Fee                        0.25%                   0.75%
--------------------------------------------------------------------------------
Service Fee                             0.25%                   0.25%
--------------------------------------------------------------------------------

The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The fees are computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The distribution fee provides compensation for expenses incurred in connection with distributing shares of the classes including, but not limited to, payments to brokers, dealers, and financial institutions that have entered into sales agreements with respect to shares of the funds. The service fee provides compensation for shareholder and administrative services rendered by ACIS, its affiliates or independent third party providers for Advisor Class shares and for individual shareholder services rendered by broker/dealers or other independent financial intermediaries for A, B and C Class shares. Fees incurred under the plans during the six months ended September 30, 2004, are detailed in the Statement of
Operations.

RELATED PARTIES -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc. (ACC), the parent of the trust's investment manager, ACIM, the distributor of the trust, ACIS, and the trust's transfer agent, American Century
Services Corporation.

The funds have a bank line of credit and securities lending agreement with
JPMorgan Chase Bank (JPMCB). JPMCB is a custodian of the funds and a wholly owned subsidiary of J.P. Morgan Chase & Co. (JPM). JPM is an equity investor in
ACC.

3. INVESTMENT TRANSACTIONS

Investment transactions, excluding short-term investments, for the six months ended September 30, 2004, were as follows:

--------------------------------------------------------------------------------
                                                    DIVERSIFIED
                                                       BOND         HIGH-YIELD
--------------------------------------------------------------------------------
PURCHASES
--------------------------------------------------------------------------------
U.S. Treasury & Government Agency Obligations      $860,708,444            --
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                      $67,768,778   $18,294,731
--------------------------------------------------------------------------------
PROCEEDS FROM SALES
--------------------------------------------------------------------------------
U.S. Treasury & Government
Agency Obligations                                  $833,879,250      $510,000
--------------------------------------------------------------------------------
Investment securities other than U.S. Treasury
& Government Agency Obligations                      $83,015,830   $24,192,757
--------------------------------------------------------------------------------

(continued)

------
30

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

Transactions in shares of the funds were as follows (unlimited number of shares authorized):

----------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                    HIGH-YIELD
----------------------------------------------------------------------------------------------
                               SHARES           AMOUNT             SHARES          AMOUNT
----------------------------------------------------------------------------------------------
INVESTOR CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
---------------------------
Sold                            576,135     $  5,888,651           862,213     $  5,566,092
---------------------------
Issued in reinvestment
of distributions                240,321        2,454,879           181,538        1,170,999
---------------------------
Redeemed                     (2,077,767)     (21,204,600)       (2,517,658)     (16,167,460)
----------------------------------------------------------------------------------------------
Net decrease                 (1,261,311)    $(12,861,070)       (1,473,907)    $ (9,430,369)
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                          1,852,110     $ 19,392,206         5,931,340     $ 37,797,154
---------------------------
Issued in reinvestment
of distributions                762,689        7,936,133           495,304        3,182,662
---------------------------
Redeemed                     (4,654,739)     (48,567,724)      (10,937,203)     (69,665,181)
----------------------------------------------------------------------------------------------
Net decrease                 (2,039,940)    $(21,239,385)       (4,510,559)    $(28,685,365)
==============================================================================================

INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004(1)
---------------------------
Sold                          3,197,373     $ 32,679,306            32,734         $213,063
---------------------------
Issued in reinvestment
of distributions                266,223        2,719,991                49              318
---------------------------
Redeemed                     (3,479,367)     (35,968,147)               --               --
----------------------------------------------------------------------------------------------
Net increase (decrease)         (15,771)    $   (568,850)           32,783         $213,381
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                         10,543,306     $110,321,330               N/A              N/A
---------------------------
Issued in reinvestment
of distributions                767,772        7,990,686
---------------------------
Redeemed                     (8,729,802)     (91,395,707)
----------------------------------------------------------------------------------------------
Net increase                  2,581,276     $ 26,916,309
==============================================================================================

ADVISOR CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
---------------------------
Sold                            124,642      $ 1,273,260            55,627        $ 356,793
---------------------------
Issued in reinvestment
of distributions                  8,665           88,499               751            4,839
---------------------------
Redeemed                       (184,417)      (1,884,742)          (20,396)        (129,723)
----------------------------------------------------------------------------------------------
Net increase (decrease)         (51,110)     $  (522,983)           35,982        $ 231,909
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                            385,420      $ 4,037,688            66,830        $ 427,059
---------------------------
Issued in reinvestment
of distributions                 33,030          343,787             2,427           15,585
---------------------------
Redeemed                       (845,604)      (8,803,119)          (32,549)        (210,807)
----------------------------------------------------------------------------------------------
Net increase (decrease)        (427,154)     $(4,421,644)           36,708        $ 231,837
==============================================================================================

(1) August 2, 2004 (commencement of sale) through September 30, 2004 for High-Yield.

(continued)

------
31

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS (CONTINUED)

----------------------------------------------------------------------------------------------
                                    DIVERSIFIED BOND                    HIGH-YIELD
----------------------------------------------------------------------------------------------
                               SHARES           AMOUNT             SHARES          AMOUNT
----------------------------------------------------------------------------------------------
A CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
---------------------------
Sold                             87,383        $ 893,884           736,208      $ 4,737,913
---------------------------
Issued in reinvestment
of distributions                  4,536           46,344            68,994          445,112
---------------------------
Redeemed                        (70,970)        (722,447)         (437,040)      (2,827,832)
----------------------------------------------------------------------------------------------
Net increase                     20,949        $ 217,781           368,162      $ 2,355,193
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                            536,873      $ 5,655,209         2,689,799      $17,282,661
---------------------------
Issued in reinvestment
of distributions                  8,552           88,682            71,715          464,931
---------------------------
Redeemed                       (227,916)      (2,398,519)         (985,517)      (6,368,479)
----------------------------------------------------------------------------------------------
Net increase                    317,509      $ 3,345,372         1,775,997      $11,379,113
==============================================================================================

B CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
---------------------------
Sold                             17,562        $ 179,569            32,643         $210,976
---------------------------
Issued in reinvestment
of distributions                    451            4,607             3,695           23,828
---------------------------
Redeemed                        (12,688)        (129,930)           (8,079)         (51,840)
----------------------------------------------------------------------------------------------
Net increase                      5,325        $  54,246            28,259         $182,964
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                             66,161        $ 696,095           131,925        $ 839,143
---------------------------
Issued in reinvestment
of distributions                  1,052           10,912             4,994           32,362
---------------------------
Redeemed                        (16,684)        (174,135)          (15,688)        (101,245)
----------------------------------------------------------------------------------------------
Net increase                     50,529        $ 532,872           121,231        $ 770,260
==============================================================================================

C CLASS
----------------------------------------------------------------------------------------------
SIX MONTHS ENDED
SEPTEMBER 30, 2004
---------------------------
Sold                             32,522        $ 331,484            91,473       $  589,651
---------------------------
Issued in reinvestment
of distributions                    677            6,917             5,907           38,105
---------------------------
Redeemed                        (18,718)        (190,110)         (131,233)        (848,360)
----------------------------------------------------------------------------------------------
Net increase (decrease)          14,481        $ 148,291           (33,853)       $(220,604)
==============================================================================================
YEAR ENDED MARCH 31, 2004
---------------------------
Sold                            119,284       $1,249,494           549,735       $3,510,217
---------------------------
Issued in reinvestment
of distributions                  1,618           16,794             8,357           54,101
---------------------------
Redeemed                        (25,117)        (262,415)          (56,055)        (352,481)
----------------------------------------------------------------------------------------------
Net increase                     95,785       $1,003,873           502,037       $3,211,837
==============================================================================================

(continued)

------
32

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

5. SECURITIES LENDING

As of September 30, 2004, securities in Diversified Bond and High-Yield valued at $812,625 and $2,769,998, respectively, were on loan through the lending agent, JPMCB, to certain approved borrowers. JPMCB receives and maintains collateral in the form of cash, and/or acceptable securities as approved by
ACIM. Cash collateral is invested in authorized investments by the lending agent in a pooled account. The value of cash collateral received at period end is disclosed in the Statement of Assets and Liabilities and investments made with the cash by the lending agent are listed in the Schedule of Investments. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. The total value of all collateral received, at this date, was $832,672 and
$2,846,150, respectively. The funds' risks in securities lending are that the borrower may not provide additional collateral when required or return the securities when due. If the borrower defaults, receipt of the collateral by the funds may be delayed or limited.

6. BANK LINE OF CREDIT

The funds, along with certain other funds managed by ACIM, have a $650,000,000 unsecured bank line of credit agreement with JPMCB. The funds may borrow money for temporary or emergency purposes to fund shareholder redemptions. Borrowings under the agreement bear interest at the Federal Funds rate plus 0.50%. The funds did not borrow from the line during the six months ended September 30,
2004.

7. RISK FACTORS

High-Yield invests primarily in lower-rated debt securities, which are subject to substantial risks including price volatility, liquidity risk, and default risk.

8. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of paydown losses, certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. Reclassifications between income and realized gain in Diversified Bond relate primarily to the character of paydown gains and losses.

As of September 30, 2004, the components of investments for federal income tax purposes were as follows:

--------------------------------------------------------------------------------
                                                  DIVERSIFIED
                                                     BOND          HIGH-YIELD
--------------------------------------------------------------------------------
Federal tax cost of investments                  $557,526,186     $62,724,221
================================================================================
Gross tax appreciation of investments              $6,851,657      $3,353,766
--------------------------------------------
Gross tax depreciation of investments                (893,538)       (255,988)
--------------------------------------------------------------------------------
Net tax appreciation of investments                $5,958,119      $3,097,778
================================================================================

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

As of March 31, 2004, High-Yield had net capital losses of $1,413,568,
$2,746,739, and $10,290,674 expiring in 2008, 2009 and 2010, respectively, that may be used to offset future realized capital gains for federal income tax purposes.

------
33

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                              INVESTOR CLASS
--------------------------------------------------------------------------------
                              2004(1)       2004          2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $10.49       $10.47        $9.98       $10.25
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment
  Income                        0.16(3)      0.36(3)      0.48         0.17
---------------------------
  Net Realized and
  Unrealized Gain (Loss)       (0.17)        0.14         0.49        (0.27)
--------------------------------------------------------------------------------
  Total From
  Investment Operations        (0.01)        0.50         0.97        (0.10)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income            (0.16)       (0.37)       (0.48)       (0.17)
---------------------------
  From Net
  Realized Gains                 --         (0.11)         --           --
--------------------------------------------------------------------------------
Total Distributions            (0.16)       (0.48)       (0.48)       (0.17)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $10.32        $10.49      $10.47        $9.98
================================================================================
  TOTAL RETURN(4)              (0.04)%       4.92%        9.93%       (0.99)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.63%(5)       0.64%        0.64%      0.63%(5)
---------------------------
Ratio of Net
Investment Income
to Average Net Assets        3.10%(5)       3.38%        4.67%      5.19%(5)
---------------------------
Portfolio Turnover Rate          204%        324%         151%       136%(6)
---------------------------
Net Assets,
End of Period
(in thousands)               $161,899    $177,791     $198,835     $170,707
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
34

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
-------------------------------------------------------------------------------------------
                                               INSTITUTIONAL CLASS
-------------------------------------------------------------------------------------------
                          2004(1)     2004       2003       2002       2001       2000
-------------------------------------------------------------------------------------------
PER-SHARE DATA
-------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period       $10.49     $10.47      $9.98     $10.12      $9.62     $10.10
-------------------------------------------------------------------------------------------
Income From
Investment
Operations
------------------------
  Net Investment
  Income                    0.17(2)    0.38(2)    0.50       0.56       0.62       0.61
------------------------
  Net Realized
  and Unrealized
  Gain (Loss)              (0.17)      0.14       0.49      (0.09)      0.50      (0.48)
-------------------------------------------------------------------------------------------
  Total From
  Investment
  Operations                 --        0.52       0.99       0.47       1.12       0.13
-------------------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income        (0.17)     (0.39)     (0.50)     (0.56)     (0.62)     (0.61)
------------------------
  From Net
  Realized Gains             --       (0.11)       --       (0.05)       --        --(3)
-------------------------------------------------------------------------------------------
  Total Distributions      (0.17)     (0.50)     (0.50)     (0.61)     (0.62)     (0.61)
-------------------------------------------------------------------------------------------
Net Asset Value,
End of Period             $10.32     $10.49     $10.47      $9.98     $10.12      $9.62
===========================================================================================
  TOTAL RETURN(4)           0.06%      5.13%     10.15%      4.76%     12.03%      1.30%
-------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                0.43%(5)      0.44%      0.44%      0.44%      0.45%      0.45%
------------------------
Ratio of Net
Investment Income
to Average
Net Assets                3.30%(5)      3.58%      4.87%      5.46%      6.31%      6.15%
------------------------
Portfolio Turnover Rate       204%       324%       151%       136%       139%        64%
------------------------
Net Assets,
End of Period
(in thousands)            $304,410   $309,579   $281,998   $202,476   $140,497   $103,192
-------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Computed using average shares outstanding throughout the period.

(3) Per-share amount was less than $0.005.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

See Notes to Financial Statements.

------
35

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                              ADVISOR CLASS
--------------------------------------------------------------------------------
                              2004(1)       2004         2003        2002(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period          $10.49        $10.47       $9.98       $10.25
--------------------------------------------------------------------------------
Income From
Investment
Operations
---------------------------
  Net Investment
  Income                       0.15(3)      0.33(3)      0.46         0.16
---------------------------
  Net Realized
  and Unrealized
  Gain (Loss)                 (0.17)        0.14         0.49        (0.27)
--------------------------------------------------------------------------------
  Total From
  Investment Operations       (0.02)        0.47         0.95        (0.11)
--------------------------------------------------------------------------------
Distributions
---------------------------
  From Net
  Investment Income           (0.15)       (0.34)       (0.46)       (0.16)
---------------------------
  From Net
  Realized Gains                --         (0.11)         --           --
--------------------------------------------------------------------------------
  Total Distributions         (0.15)       (0.45)       (0.46)       (0.16)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                $10.32       $10.49       $10.47        $9.98
================================================================================
  TOTAL RETURN(4)             (0.16)%       4.66%        9.66%       (1.07)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.88%(5)       0.89%        0.89%       0.88%(5)
---------------------------
Ratio of Net
Investment Income
to Average Net Assets        2.85%(5)       3.13%        4.42%       4.94%(5)
---------------------------
Portfolio Turnover Rate          204%        324%         151%        136%(6)
---------------------------
Net Assets,
End of Period
(in thousands)                 $6,464      $7,107      $11,567        $10,291
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) December 3, 2001 (acquisition date) through March 31, 2002.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

See Notes to Financial Statements.

------
36

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     A CLASS
--------------------------------------------------------------------------------
                                      2004(1)         2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.49         $10.47         $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income                 0.15(3)        0.33(3)        0.06
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.17)          0.14           0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations                (0.02)          0.47           0.13
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                    (0.15)         (0.34)         (0.06)
---------------------------------
  From Net Realized Gains                --           (0.11)            --
--------------------------------------------------------------------------------
  Total Distributions                  (0.15)         (0.45)         (0.06)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $10.32         $10.49         $10.47
================================================================================
  TOTAL RETURN(4)                      (0.16)%         4.65%          1.27%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                            0.88%(5)         0.89%        0.88%(5)
---------------------------------
Ratio of Net
Investment Income
to Average Net Assets                 2.85%(5)         3.13%        3.69%(5)
---------------------------------
Portfolio Turnover Rate                   204%          324%         151%(6)
---------------------------------
Net Assets,
End of Period
(in thousands)                          $3,782        $3,625            $294
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
37

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     B CLASS
--------------------------------------------------------------------------------
                                      2004(1)         2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------
Net Asset Value,
Beginning of Period                   $10.49         $10.47         $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment
  Income                                0.11(3)        0.26(3)        0.05
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.17)          0.14           0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations                (0.06)          0.40           0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                    (0.11)         (0.27)         (0.05)
---------------------------------
  From Net
  Realized Gains                         --           (0.11)            --
--------------------------------------------------------------------------------
  Total Distributions                  (0.11)         (0.38)         (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $10.32         $10.49         $10.47
================================================================================
  TOTAL RETURN(4)                      (0.54)%         3.87%          1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                            1.63%(5)         1.64%          1.61%(5)
---------------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)               1.63%(5)         1.64%       1.63%(5)(6)
---------------------------------
Ratio of Net Investment
Income to Average Net Assets          2.10%(5)         2.38%          2.98%(5)
---------------------------------
Ratio of Net Investment
Income to Average
Net Assets
(Before Expense Waiver)               2.10%(5)         2.38%       2.96%(5)(6)
---------------------------------
Portfolio Turnover Rate                   204%          324%           151%(7)
---------------------------------
Net Assets,
End of Period
(in thousands)                            $660          $615               $84
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
38

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     C CLASS
--------------------------------------------------------------------------------
                                       2004(1)         2004          2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                   $10.49         $10.47         $10.40
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income                 0.11(3)        0.28(3)        0.05
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)               (0.17)          0.14           0.07
--------------------------------------------------------------------------------
  Total From
  Investment Operations                (0.06)          0.42           0.12
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                    (0.11)         (0.29)         (0.05)
---------------------------------
  From Net Realized Gains                --           (0.11)           --
--------------------------------------------------------------------------------
  Total Distributions                  (0.11)         (0.40)         (0.05)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                         $10.32         $10.49         $10.47
================================================================================
  TOTAL RETURN(4)                      (0.54)%         4.07%          1.20%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                            1.63%(5)         1.47%        1.38%(5)
---------------------------------
Ratio of Net Investment
Income to Average Net Assets          2.10%(5)         2.55%        3.23%(5)
---------------------------------
Portfolio Turnover Rate                   204%          324%         151%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                          $1,475        $1,347            $342
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Computed using average shares outstanding throughout the period.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
39

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
---------------------------------------------------------------------------------------------------
                                                       INVESTOR CLASS
---------------------------------------------------------------------------------------------------
                              2004(1)    2004     2003(2)    2002      2001      2000      1999
---------------------------------------------------------------------------------------------------
PER-SHARE DATA
---------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period           $6.55     $6.13     $5.76     $6.18     $7.20     $8.54     $8.73
---------------------------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------
  Net Investment Income        0.24      0.50      0.18      0.52      0.74      0.85      0.80
---------------------------
  Net Realized and
  Unrealized Gain (Loss)      (0.01)     0.42      0.37     (0.42)    (0.97)    (1.39)    (0.18)
---------------------------------------------------------------------------------------------------
  Total From
  Investment Operations        0.23      0.92      0.55      0.10     (0.23)    (0.54)     0.62
---------------------------------------------------------------------------------------------------
Distributions
-----------------
  From Net
  Investment Income           (0.24)    (0.50)    (0.18)    (0.52)    (0.79)    (0.80)    (0.80)
---------------------------
  From Net
  Realized Gains                --        --        --        --        --        --      (0.01)
---------------------------------------------------------------------------------------------------
  Total Distributions         (0.24)    (0.50)    (0.18)    (0.52)    (0.79)    (0.80)    (0.81)
---------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                 $6.54     $6.55     $6.13     $5.76     $6.18     $7.20     $8.54
===================================================================================================
  TOTAL RETURN(3)              3.69%    15.53%     9.61%     1.43%    (3.56)%   (7.08)%    7.03%
---------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                  0.88%(4)     0.89%   0.88%(4)     0.90%     0.90%     0.90%     0.90%
---------------------------
Ratio of Net Investment
Income to Average
Net Assets                  7.55%(4)     7.82%   7.22%(4)     8.37%    10.88%    10.09%     8.90%
---------------------------
Portfolio Turnover Rate          33%       80%         9%       80%      131%       77%       95%
---------------------------
Net Assets,
End of Period
(in thousands)               $44,320   $54,074    $78,223   $50,287   $34,150   $25,126   $33,537
---------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was
    October 31.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

See Notes to Financial Statements.

------
40

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Period Indicated
--------------------------------------------------------------------------------
                                                                  INSTITUTIONAL
                                                                      CLASS
--------------------------------------------------------------------------------

                                                                     2004(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $6.43
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------------------------------
 Net Investment Income                                                 0.08
-----------------------------------------------------------------
 Net Realized and Unrealized Gain                                      0.11
--------------------------------------------------------------------------------
 Total From Investment Operations                                      0.19
--------------------------------------------------------------------------------
Distributions
-----------------------------------------------------------------
 From Net Investment Income                                           (0.08)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                                        $6.54
================================================================================
 TOTAL RETURN(2)                                                       2.95%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets                     0.68%(3)
-----------------------------------------------------------------
Ratio of Net Investment Income to Average Net Assets                  7.87%(3)
-----------------------------------------------------------------
Portfolio Turnover Rate                                                 33%(4)
-----------------------------------------------------------------
Net Assets, End of Period (in thousands)                                  $214
--------------------------------------------------------------------------------

(1) August 2, 2004 (commencement of sale) through September 30, 2004
    (unaudited).

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

(4) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the six months ended September 30, 2004.

See Notes to Financial Statements.

------
41

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

--------------------------------------------------------------------------------
                                                 ADVISOR CLASS
--------------------------------------------------------------------------------
                                  2004(1)      2004       2003(2)      2002(3)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period               $6.55       $6.13       $5.76        $6.22
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income            0.24        0.49        0.18         0.30
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)          (0.01)       0.42        0.37        (0.46)
--------------------------------------------------------------------------------
  Total From
  Investment Operations            0.23        0.91        0.55        (0.16)
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income               (0.24)      (0.49)      (0.18)       (0.30)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                     $6.54       $6.55       $6.13         $5.76
================================================================================
  TOTAL RETURN(4)                  3.56%      15.35%       9.63%       (2.72)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                       1.13%(5)      1.12%      0.84%(5)    1.15%(5)
-------------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)          1.13%(5)   1.14%(6)   1.13%(5)(6)    1.15%(5)
-------------------------------
Ratio of Net
Investment Income
to Average Net Assets            7.30%(5)     7.59%       7.27%(5)    7.63%(5)
-------------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)          7.30%(5)   7.57%(6)   6.98%(5)(6)    7.63%(5)
-------------------------------
Portfolio Turnover Rate               33%        80%            9%      80%(7)
-------------------------------
Net Assets,
End of Period
(in thousands)                       $476       $242            $1          $4
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3) March 8, 2002 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) During the period ended March 31, 2003, and the year ended March 31, 2004 the distributor voluntarily waived a portion of the distribution and service fees.

(7) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
42

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     A CLASS
--------------------------------------------------------------------------------
                                        2004(1)        2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $6.55         $6.13         $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income                  0.24          0.49          0.07
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)                (0.01)         0.42          0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations                  0.23          0.91          0.22
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                     (0.24)        (0.49)        (0.07)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                           $6.54         $6.55         $6.13
================================================================================
  TOTAL RETURN(3)                        3.56%        15.24%         3.74%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                            1.13%(4)         1.14%       1.13%(4)
---------------------------------
Ratio of Net
Investment Income
to Average Net Assets                 7.30%(4)         7.57%       8.01%(4)
---------------------------------
Portfolio Turnover Rate                    33%           80%          9%(5)
---------------------------------
Net Assets,
End of Period
(in thousands)                         $14,826       $12,449           $763
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
43

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                     B CLASS
--------------------------------------------------------------------------------
                                        2004(1)        2004         2003(2)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                     $6.55         $6.13         $5.98
--------------------------------------------------------------------------------
Income From
Investment Operations
---------------------------------
  Net Investment Income                  0.21          0.44          0.07
---------------------------------
  Net Realized and
  Unrealized Gain (Loss)                (0.01)         0.42          0.15
--------------------------------------------------------------------------------
  Total From
  Investment Operations                  0.20          0.86          0.22
--------------------------------------------------------------------------------
Distributions
---------------------------------
  From Net
  Investment Income                     (0.21)        (0.44)        (0.07)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                           $6.54         $6.55         $6.13
================================================================================
  TOTAL RETURN(3)                        3.18%        14.38%         3.64%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                             1.88%(4)        1.89%         1.86%(4)
---------------------------------
Ratio of Operating
Expenses to Average
Net Assets
(Before Expense Waiver)                1.88%(4)        1.89%      1.88%(4)(5)
---------------------------------
Ratio of Net Investment
Income to Average Net Assets           6.55%(4)        6.82%         7.27%(4)
---------------------------------
Ratio of Net Investment
Income to Average Net Assets
(Before Expense Waiver)                6.55%(4)        6.82%      7.25%(4)(5)
---------------------------------
Portfolio Turnover Rate                     33%           80%           9%(6)
---------------------------------
Net Assets, End of Period
(in thousands)                           $1,037          $855             $57
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) January 31, 2003 (commencement of sale) through March 31, 2003.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) During the period ended March 31, 2003, the distributor voluntarily waived a portion of the distribution and service fees.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2003.

See Notes to Financial Statements.

------
44

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                    C CLASS
--------------------------------------------------------------------------------
                                    2004(1)     2004      2003(2)    2002(3)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period                 $6.55      $6.13      $5.76      $6.32
--------------------------------------------------------------------------------
Income From
Investment Operations
-------------------------------
  Net Investment Income              0.21       0.45       0.16       0.41
-------------------------------
  Net Realized and
  Unrealized Gain (Loss)            (0.01)      0.42       0.37      (0.56)
--------------------------------------------------------------------------------
  Total From
  Investment Operations              0.20       0.87       0.53      (0.15)
--------------------------------------------------------------------------------
Distributions
-------------------------------
  From Net
  Investment Income                 (0.21)     (0.45)     (0.16)     (0.41)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period                       $6.54      $6.55      $6.13      $5.76
================================================================================
  TOTAL RETURN(4)                    3.17%     14.60%      9.28%     (2.49)%
--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                         1.88%(5)     1.72%    1.63%(5)   1.65%(5)
-------------------------------
Ratio of Net
Investment Income
to Average Net Assets              6.55%(5)     6.99%    6.48%(5)   7.78%(5)
-------------------------------
Portfolio Turnover Rate                 33%       80%          9%     80%(6)
-------------------------------
Net Assets,
End of Period
(in thousands)                       $3,361    $3,590        $283        $31
--------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period.

(3) December 10, 2001 (commencement of sale) through October 31, 2002.

(4) Total return assumes reinvestment of net investment income and capital gains distributions, if any, and does not reflect applicable sales charges.
    Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(5) Annualized.

(6) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended October 31, 2002.

See Notes to Financial Statements.

------
45

Share Class Information

Six classes of shares are authorized for sale by the funds: Investor Class,
Institutional Class, Advisor Class,  A Class, B Class, C Class. The total expense ratios of Advisor, A, B, and C Class shares are higher than that of
Investor Class shares; the total expense ratio of Institutional Class shares is lower than that of Investor Class shares. ON JANUARY 31, 2003, INVESTOR CLASS
SHARES BECAME UNAVAILABLE TO NEW INVESTORS.

INVESTOR CLASS shares are available for purchase by existing shareholders in two ways: 1) directly from American Century without any commissions or other fees;
or 2) through a broker-dealer, which may require payment of a transaction fee to the broker.

INSTITUTIONAL CLASS shares are available to large investors such as endowments, foundations, and retirement plans, and to financial intermediaries serving these investors. This class recognizes the relatively lower cost of serving institutional customers and others who invest at least $5 million ($3 million for endowments and foundations) in an American Century fund or at least  $10 million in multiple funds. In recognition of the larger investments and account balances and comparatively lower transaction costs, the total expense ratio of
Institutional Class shares is 0.20% less than the total expense ratio of
Investor Class shares.

ADVISOR CLASS shares are sold primarily through institutions such as investment advisors, banks, broker-dealers, insurance companies, and financial advisors.
Advisor Class shares are subject to a 0.50% annual Rule 12b-1 service and distribution fee. The total expense ratio of Advisor Class shares is 0.25%
higher than the total expense ratio of Investor Class shares.

A CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies. A Class shares are sold at their offering price, which is net asset value plus an initial sales charge that ranges from 4.50% to 0.00% for fixed-income funds, depending on the amount invested. The initial sales charge is deducted from the purchase amount before it is invested. A Class shares may be subject to a contingent deferred sales charge (CDSC). There is no CDSC on shares acquired through reinvestment of dividends or capital gains. The prospectus contains information regarding reductions and waivers of sales charges for A Class shares. A Class shares also are subject to a 0.25% annual
Rule 12b-1 service and distribution fee.

B CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  B Class shares redeemed within six years of purchase are subject to a CDSC that declines from 5.00% during the first year after purchase to 0.00% the sixth year after purchase. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. B Class shares also are subject to a 1.00% annual Rule 12b-1 service and distribution fee. B Class shares automatically convert to A Class shares (with lower expenses) eight years after their purchase date.

(continued)

------
46

Share Class Information

C CLASS shares are sold primarily through employer-sponsored retirement plans and through institutions such as investment advisors, banks, broker-dealers, and insurance companies.  C Class shares redeemed within 12 months of purchase are subject to a CDSC of 1.00%. There is no CDSC on shares acquired through reinvestment of dividends or capital gains. C Class shares also are subject to a
Rule 12b-1 service and distribution fee of 1.00%.

All classes of shares represent a pro rata interest in the funds and generally have the same rights and preferences.

------
47

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the funds' investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

(continued)

------
48

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The funds file their complete schedules of portfolio holdings with the
Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The funds' Forms N-Q are available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The funds also make their complete schedules of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at americancentury.com and, upon request, by calling
1-800-345-2021.

------
49

Index Definitions

The following indices are used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. They are not investment products available for purchase.

The LEHMAN BROTHERS U.S. AGGREGATE INDEX represents securities that are taxable, registered with the Securities and Exchange Commission, and U.S.
dollar-denominated. The index covers the U.S. investment-grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.

The CREDIT SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt market.
Prior to October 2001, the index was known as the Donaldson, Lufkin, & Jenrette
(DLJ) High-Yield Index.

The NASDAQ COMPOSITE INDEX is a market value-weighted index of all domestic and international common stocks listed on the Nasdaq stock market.

The S&P 500 INDEX is a market value-weighted index of the stocks of 500 publicly traded U.S. companies chosen for market size, liquidity, and industry group representation that are considered to be leading firms in dominant industries.
Each stock's weight in the index is proportionate to its market value. Created by Standard & Poor's, it is considered to be a broad measure of U.S. stock market performance.

The DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue chip stocks,  primarily industrials but including service-oriented firms. Prepared and published by Dow Jones & Co., it is the oldest and most widely quoted of all the market indicators.

------
50

Notes

------
51

Notes

------
52

[back cover]

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

INVESTORS USING ADVISORS:
1-800-378-9878

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century and American Century
Investments are service marks of American Century Services Corporation.

0411                              American Century Investment Services, Inc.
SH-SAN-40415N                     (c)2004 American Century Services Corporation

[front cover]

SEPTEMBER 30, 2004

[graphic of chart]

American Century Investments
Semiannual Report

[graphic of starfish on beach]

[graphic of covered bridge]

Premium Money Market Fund

[american century investments logo and text logo]

Our Message to You......................................................    1

PREMIUM MONEY MARKET

FINANCIAL STATEMENTS

OTHER INFORMATION
Additional Information..................................................   16
Index Definition........................................................   18

The opinions expressed in the Portfolio Commentary reflect those of the portfolio management team as of the date of the report, and do not necessarily represent the opinions of American Century or any other person in the American
Century organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century by third party vendors. To the best of American Century's knowledge, such information is accurate at the time of printing.

Our Message to You

[photo of James E. Stowers III and James E. Stowers, Jr.

                JAMES E. STOWERS III  WITH JAMES E. STOWERS, JR.

We are pleased to provide you with the semiannual report for the Premium Money
Market fund for the six months ended September 30, 2004.

The report includes comparative performance figures, portfolio and market commentary, summary tables, a full list of portfolio holdings, and financial statements and highlights. We hope you find this information helpful in monitoring your investment.

Through our Web site, americancentury.com, we provide quarterly commentaries on all American Century portfolios, the views of our senior investment officers, and other communications about investments, portfolio strategy, and the markets.

Your next shareholder report for this fund will be the annual report dated March
31, 2005, available in approximately six months.

As always, we deeply appreciate your investment with American Century
Investments.

Sincerely,

/s/ of James E. Stowers, Jr.

      James E. Stowers, Jr.  FOUNDER AND CHAIRMAN

/s/ of James E. Stowers III

      James E. Stowers III  CO-CHAIRMAN OF THE BOARD

------
1

Premium Money Market - Performance

TOTAL RETURNS AS OF SEPTEMBER 30, 2004
                                                   ----------------------
                                                   AVERAGE ANNUAL RETURNS
----------------------------------------------------------------------------------------
                                                                             INCEPTION
                                       1 YEAR        5 YEARS    10 YEARS       DATE
----------------------------------------------------------------------------------------
PREMIUM MONEY MARKET                   0.80%         2.88%       4.06%        4/1/93
----------------------------------------------------------------------------------------
90-DAY U.S. TREASURY BILL INDEX        1.11%         2.83%       3.97%          --
----------------------------------------------------------------------------------------
LIPPER MONEY MARKET INSTRUMENT
FUNDS AVERAGE RETURN                   0.42%         2.42%       3.73%          --
----------------------------------------------------------------------------------------
Fund's Lipper Ranking(1)             35 of 400     25 of 298   18 of 168        --
----------------------------------------------------------------------------------------

(1) Lipper rankings are based on average annual total returns for the fund in a given category for the periods indicated.

PORTFOLIO COMPOSTION BY CREDIT RATING
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
A-1+                                       75%                   72%
--------------------------------------------------------------------------------
A-1                                        25%                   28%
--------------------------------------------------------------------------------

Ratings provided by independent research companies. These ratings are listed in
Standard & Poor's format even if they were provided by other sources.

PORTFOLIO COMPOSTION BY MATURITY
--------------------------------------------------------------------------------
                                        % OF FUND             % OF FUND
                                       INVESTMENTS           INVESTMENTS
                                          AS OF                 AS OF
                                         9/30/04               3/31/04
--------------------------------------------------------------------------------
1 - 30 days                                53%                   46%
--------------------------------------------------------------------------------
31 - 90 days                               33%                   31%
--------------------------------------------------------------------------------
91 - 180 days                              10%                   11%
--------------------------------------------------------------------------------
More than 180 days                          4%                   12%
--------------------------------------------------------------------------------

YIELDS AND WEIGHTED AVERAGE MATURITY
--------------------------------------------------------------------------------
Current performance may be higher or lower            9/30/04
--------------------------------------------------------------------------------
7-Day Current Yield                                    1.23%
--------------------------------------------------------------------------------
7-Day Effective Yield                                  1.24%
--------------------------------------------------------------------------------
                                           9/30/04               3/31/04
--------------------------------------------------------------------------------
Weighted Average
Maturity                                   45 days               66 days
--------------------------------------------------------------------------------

Data presented reflect past performance. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance shown. To obtain performance data current to the most recent month end, please call 1-800-345-2021 or visit americancentury.com.

An investment in the fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The 7-day current yield more closely reflects the current earnings of the fund than the total return.Shareholder Fee Example (Unaudited)

------
2

Shareholder Fee Example (Unaudited)

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2)
ongoing costs, including management fees; distribution and service (12b-1) fees;
and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from April 1, 2004 to September 30, 2004.

ACTUAL EXPENSES

The table provides information about actual account values and actual expenses for the fund. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.6), then multiply the result by the number under the heading
"Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century fund, or Institutional
Class shares of the American Century Diversified Bond Fund, in an American
Century account (i.e., not a financial intermediary or retirement plan account),
American Century may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all
PERSONAL ACCOUNTS (including American Century Brokerage accounts) registered under your Social Security number. PERSONAL ACCOUNTS include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell
Education Savings Accounts and IRAs (including traditional, Roth, Rollover,
SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century
Brokerage accounts, you are currently not subject to this fee. We will not charge the fee as long as you choose to manage your accounts exclusively online.
If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund's share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so,

                                                                   (continued)

------
3

Shareholder Fee Example (Unaudited)

compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                               EXPENSES PAID
                            BEGINNING          ENDING         DURING PERIOD*    ANNUALIZED
                           ACCOUNT VALUE    ACCOUNT VALUE        4/1/04 -         EXPENSE
                              4/1/04           9/30/04            9/30/04         RATIO*
PREMIUM MONEY MARKET
SHAREHOLDER FEE EXAMPLE
Actual                       $1,000           $1,004.40           $2.41            0.48%
--------------------------------------------------------------------------------------------
Hypothetical                 $1,000           $1,022.66           $2.43            0.48%
--------------------------------------------------------------------------------------------

*Expenses are equal to the fund's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by
183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period.

------
4

Premium Money Market - Portfolio Commentary

PORTFOLIO MANAGER: LYNN PASCHEN

PERFORMANCE SUMMARY

For the six months ended September 30, 2004, Premium Money Market's total return of 0.44% ranked in the top 10% of Lipper Inc.'s money market instrument funds category (#39 out of 402 funds). Over the long term, the fund has produced consistently similar results Premium Money Market's one- and five-year returns ranked in the top 10% of its Lipper category, while its 10-year return ranked in the top 11% of the Lipper group. (See page 2 for additional performance information.)

ECONOMIC AND MARKET REVIEW

Economic data was mixed during the six-month period. The news was initially positive as job growth increased sharply and retail sales surged in the second quarter of the year. In the latter part of the period, however, evidence of moderating economic growth appeared, including slowing manufacturing activity and a drop in consumer confidence. Soaring oil and commodity prices also served as a drag on the economy.

Nonetheless, the U.S. economy grew at an annualized rate of more than 3% during the six-month period, higher than the average annual growth rate over the past
30 years. In June, the Federal Reserve embarked on a series of short-term interest rate increases. The Fed raised rates by a quarter-point three times during the period, boosting the federal funds rate target from a 46-year low of
1% to 1.75%--its highest level in two years.

Money market yields tracked the Fed's rate-raising activity--for example, the three-month Treasury bill yield rose from 0.93% to 1.68% during the six-month period.

PORTFOLIO STRATEGY

Premium Money Market's seven-day current yield increased from 0.70% at the beginning of the six-month period to 1.23% as of September 30, 2004. Unlike yields in the money market, the fund's yield does not immediately reflect Fed rate hikes; the yield increases gradually as existing securities in the portfolio mature and are replaced by new, higher-yielding securities.
Consequently, the Fed's last rate increase on September 21 was not fully reflected in Premium Money Market's yield by the end of the period. It's also worth remembering that the fund's yield is impacted by expenses.

We shortened the fund's average maturity--from around 65 days at the beginning of the period to about 45 days by September 30--to enable its yield to more quickly reflect higher short-term interest rates.

As recently as March 2002, commercial paper comprised two-thirds of Premium
Money Market's portfolio, but it has gradually declined to a much smaller portion of the portfolio since then as a result of reduced commercial paper issuance. We actually increased the portfolio's position in commercial paper slightly over the past six months, from 36% to 38% of the portfolio. The remaining segments of the portfolio also changed little during the period.

------
5

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                            Value
-------------------------------------------------------------------------------------

COMMERCIAL PAPER(1) - 37.7%
        $ 4,000,000    American Family Financial
                       Services, Inc., 1.62%, 11/9/04                 $   3,992,980
--------------------------------------------------------------------------------------
          2,051,000    Amstel Funding Corp.,
                       1.66%, 10/15/04  (Acquired 9/3/04,
                       Cost $2,047,028)(2)                                2,049,676
-------------------------------------------------------------------------------------
          5,000,000    Amstel Funding Corp.,
                       1.26%, 10/27/04                                    4,995,450
-------------------------------------------------------------------------------------
          9,900,000    Charta, LLC, 1.53%, 10/13/04                       9,894,951
-------------------------------------------------------------------------------------
          5,700,000    Crown Point Capital Company,
                       1.66%, 10/4/04 (Acquired 9/7/04,
                       Cost $5,692,904)(2)                                5,699,211
-------------------------------------------------------------------------------------
          8,000,000    Crown Point Capital Company,
                       1.60%, 10/18/04
                       (Acquired 8/16/04,
                       Cost $7,977,600)(2)                                7,993,956
-------------------------------------------------------------------------------------
          6,000,000    Dakota Notes of the Citibank,
                       1.74%, 10/22/04
                       (Acquired 9/15/04,
                       Cost $5,989,270)(2)                                5,993,910
-------------------------------------------------------------------------------------
          7,500,000    Dakota Notes of the Citibank,
                       1.64%, 10/25/04
                       (Acquired 8/26/04,
                       Cost $7,479,500)(2)                                7,491,800
-------------------------------------------------------------------------------------
          3,000,000    Danske Corporation,
                       1.72%, 11/19/04                                    2,992,977
-------------------------------------------------------------------------------------
          4,700,000    Depfa Bank plc,
                       1.50%, 10/4/04                                     4,699,412
-------------------------------------------------------------------------------------
          3,600,000    Depfa Bank plc,
                       1.58%, 10/25/04                                    3,596,208
-------------------------------------------------------------------------------------
          5,000,000    Depfa Bank plc,
                       1.65%, 11/16/04                                    4,989,458
-------------------------------------------------------------------------------------
          5,500,000    Emerald Notes,
                       1.61%, 10/12/04                                    5,497,294
-------------------------------------------------------------------------------------
          6,300,000    Goldman Sachs Group Inc.,
                       1.60%, 11/8/04                                     6,289,360
-------------------------------------------------------------------------------------
          7,000,000    Govco Incorporated,
                       1.65%, 11/15/04                                    6,985,562
-------------------------------------------------------------------------------------
          7,700,000    Govco Incorporated,
                       1.86%, 12/17/04
                       (Acquired 9/21/04,
                       Cost $7,665,389)(2)                                7,669,367
-------------------------------------------------------------------------------------
          4,900,000    HBOS Treasury Services plc,
                       1.65%, 11/10/04                                    4,891,017
-------------------------------------------------------------------------------------
          5,000,000    HBOS Treasury Services plc,
                       1.71%, 12/9/04                                     4,983,613
-------------------------------------------------------------------------------------
          7,000,000    ING (US) Funding LLC,
                       1.52%, 10/18/04                                    6,994,976
-------------------------------------------------------------------------------------
          5,000,000    ING America Insurance Holdings,
                       1.66%, 11/2/04                                     4,992,622
-------------------------------------------------------------------------------------
          5,000,000    Legacy Capital Company LLC,
                       1.60%, 10/4/04                                     4,999,333
-------------------------------------------------------------------------------------
         10,000,000    Lexington Parker Capital,
                       1.52%, 10/12/04                                    9,995,355
-------------------------------------------------------------------------------------
          4,000,000    Lexington Parker Capital,
                       1.65%, 11/16/04                                    3,991,567
-------------------------------------------------------------------------------------
Principal Amount                                                           Value
-------------------------------------------------------------------------------------
        $10,000,000    Newcastle Certificates,
                       1.61%, 10/19/04                                $   9,991,951
-------------------------------------------------------------------------------------
          4,000,000    Newcastle Certificates,
                       1.88%, 12/14/04  (Acquired 9/23/04,
                       Cost $3,982,871)(2)                                3,984,542
-------------------------------------------------------------------------------------
          4,500,000    Paradigm Funding LLC, 1.76%,
                       10/15/04 (Acquired 9/17/04,
                       Cost $4,493,840)(2)                                4,496,920
-------------------------------------------------------------------------------------
         10,000,000    Paradigm Funding LLC,
                       1.66%, 11/16/04                                    9,978,789
-------------------------------------------------------------------------------------
          7,000,000    Ranger Funding Company LLC,
                       1.80%, 12/6/04 (Acquired 9/8/04,
                       Cost $6,968,850)(2)                                6,976,900
-------------------------------------------------------------------------------------
          1,775,000    Receivables Capital Co. LLC,
                       1.62%, 10/1/04 (Acquired 9/3/04,
                       Cost $1,772,764)(2)                                1,775,000
-------------------------------------------------------------------------------------
          4,828,000    Receivables Capital Co. LLC,
                       1.78%, 12/1/04 (Acquired 9/3/04,
                       Cost $4,806,754)(2)                                4,813,438
-------------------------------------------------------------------------------------
          5,000,000    Spintab AB, 1.69%, 11/10/04                        4,990,622
-------------------------------------------------------------------------------------
          1,002,000    Thunder Bay Funding Inc.,
                       1.75%, 10/1/04
                       (Acquired 9/17/04,
                       Cost $1,001,318)(2)                                1,002,000
-------------------------------------------------------------------------------------
          2,300,000    UBS Finance Delaware LLC,
                       1.88%, 10/1/04                                     2,300,000
-------------------------------------------------------------------------------------
          3,770,000    UBS Finance Delaware LLC,
                       1.73%, 11/30/04                                    3,759,130
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER                                                  185,749,347
-------------------------------------------------------------------------------------

CORPORATE BONDS - 23.3%
          3,250,000    2880 Stevens Creek LLC, VRN,
                       1.92%, 10/6/04                                     3,250,000
-------------------------------------------------------------------------------------
          4,000,000    American Honda Finance Corp.,
                       VRN, 1.72%, 10/13/04, resets
                       quarterly off the 3-month LIBOR
                       plus 0.13% with no caps
                       (Acquired 9/30/04,
                       Cost $4,001,712)(2)                                4,001,712
-------------------------------------------------------------------------------------
          5,000,000    Banque Nationale de Paris, VRN,
                       1.67%, 11/26/04, resets quarterly
                       off the 3-month LIBOR minus
                       0.08% with no caps                                 4,999,164
-------------------------------------------------------------------------------------
          6,550,000    Barclays Bank plc, VRN, 1.89%,
                       12/30/04, resets quarterly off the
                       3-month LIBOR minus 0.09%
                       with no caps                                       6,548,516
-------------------------------------------------------------------------------------
          9,000,000    Blue Heron Funding Limited,
                       VRN, 1.85%, 10/21/04, resets
                       monthly off the 1-month LIBOR
                       minus 0.03% with no caps
                       (Acquired 5/20/03,
                       Cost $9,000,000)(2)                                9,000,000
-------------------------------------------------------------------------------------
          4,445,000    Building 3 LLC, VRN, 1.92%,
                       10/7/04 (Acquired 4/21/04,
                       Cost $4,445,000)(2)                                4,445,000
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
6

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                           Value
-------------------------------------------------------------------------------------
        $ 8,000,000    General Electric Capital Corp.,
                       VRN, 2.01%, 12/15/04, resets
                       quarterly off the 3-month LIBOR
                       plus 0.13% with no caps                          $ 8,006,247
-------------------------------------------------------------------------------------
          5,200,000    Green Island Country Club Inc.,
                       VRN, 1.89%, 10/7/04                                5,200,000
-------------------------------------------------------------------------------------
          5,000,000    HBOS Treasury Services plc,
                       VRN, 1.92%, 12/15/04, resets
                       quarterly off the 3-month LIBOR
                       plus 0.05% with no caps
                       (Acquired 3/11/04,
                       Cost $5,005,530)(2)                                5,002,492
-------------------------------------------------------------------------------------
          6,650,000    Lee Group Inc./County Materials
                       Inc./Lees Aggregate & Trucking
                       Inc., VRN, 1.95%, 10/7/04                          6,650,000
-------------------------------------------------------------------------------------
          1,420,000    PCP Investors LLC, VRN, 1.85%,
                       10/7/04                                            1,420,000
-------------------------------------------------------------------------------------
          5,000,000    Procter & Gamble Co., VRN,
                       1.83%, 12/9/04, resets quarterly
                       off the 3-month LIBOR minus
                       0.03% with no caps                                 5,000,000
-------------------------------------------------------------------------------------
         10,000,000    Rabobank Nederland N.V., VRN,
                       1.62%, 11/8/04, resets quarterly
                       off the 3-month LIBOR minus
                       0.095% with no caps                                9,998,871
------------------------------------------------------------------------------------
          2,000,000    Salvation Army, VRN,
                       1.84%, 10/7/04                                     2,000,000
-------------------------------------------------------------------------------------
          4,000,000    Six Ten Properties LLC,
                       1.86%, 11/4/04                                     4,000,000
-------------------------------------------------------------------------------------
          1,145,000    St. Mary's Congregation, VRN,
                       1.99%, 10/7/04                                     1,145,000
-------------------------------------------------------------------------------------
         10,000,000    Toyota Motor Credit Corp., VRN,
                       1.90%, 12/31/04, resets quarterly
                       off the 3-month LIBOR minus
                       0.08% with no caps                                10,000,000
-------------------------------------------------------------------------------------
          5,000,000    Transamerica Occidental Life
                       Insurance Co., VRN, 1.80%,
                       11/1/04, resets quarterly off the
                       3-month LIBOR plus 0.11% with
                       no caps (Acquired 11/9/99,
                       Cost $5,000,000)(2)                                5,000,000
-------------------------------------------------------------------------------------
          9,000,000    Travelers Insurance Co. Group,
                       VRN, 1.79%, 11/7/04, resets
                       quarterly off the 3-month LIBOR
                       plus 0.08% with no caps
                       (Acquired 8/7/03,
                       Cost $9,000,000)(2)                                9,000,000
-------------------------------------------------------------------------------------
          5,000,000    U.S. Bank National Association,
                       VRN, 1.78%, 10/25/04, resets
                       monthly off the 1-month LIBOR
                       minus 0.06% with no caps                           5,000,000
-------------------------------------------------------------------------------------
          5,000,000    Wells Fargo & Co., VRN, 1.98%,
                       12/24/04, resets quarterly off
                       the 3-month LIBOR plus 0.04%
                       with no caps                                       5,002,774
-------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                   114,669,776
-------------------------------------------------------------------------------------

Principal Amount                                                           Value
-------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY
SECURITIES - 21.0%

        $ 4,000,000    FHLB, 2.00%, 11/15/04                          $   4,002,827
-------------------------------------------------------------------------------------
         10,000,000    FHLB, 1.42%, 11/26/04                             10,000,000
-------------------------------------------------------------------------------------
          5,000,000    FHLB, 1.60%, 12/30/04                              5,000,000
-------------------------------------------------------------------------------------
         10,000,000    FHLB, 1.50%, 2/4/05                               10,000,000
-------------------------------------------------------------------------------------
         10,000,000    FHLB, 1.40%, 3/29/05                              10,000,000
-------------------------------------------------------------------------------------
          5,000,000    FHLB, 1.40%, 4/4/05                                5,000,000
-------------------------------------------------------------------------------------
          5,000,000    FHLB, 1.66%, 5/16/05                               5,000,000
-------------------------------------------------------------------------------------
         10,000,000    FHLB, VRN, 1.48%,
                       10/5/04, resets quarterly
                       off the 3-month LIBOR
                       minus 0.12% with no caps                           9,994,669
-------------------------------------------------------------------------------------
         10,000,000    FHLB, VRN, 1.53%,
                       10/5/04, resets quarterly
                       off the 3-month LIBOR
                       minus 0.07% with no caps                          10,000,000
-------------------------------------------------------------------------------------
          4,620,000    FHLMC, 3.25%, 11/15/04                             4,628,340
-------------------------------------------------------------------------------------
         10,000,000    FNMA, 1.50%, 2/15/05                              10,001,138
-------------------------------------------------------------------------------------
          2,000,000    FNMA, 1.61%, 5/13/05                               2,000,000
-------------------------------------------------------------------------------------
         10,000,000    FNMA, 1.80%, 5/27/05                              10,000,000
-------------------------------------------------------------------------------------
          8,000,000    FNMA, VRN, 1.51%,
                       10/21/04, resets quarterly off
                       the 3-month LIBOR minus
                       0.13% with no caps                                 7,994,561
-------------------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT
AGENCY SECURITIES                                                       103,621,535
-------------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 18.4%

          2,500,000    American National Fish &
                       Wildlife Museum District  Rev.,
                       Series 2004 B, VRDN,  1.94%,
                       10/7/04 (LOC: Commerce Bank N.A.)                  2,500,000
-------------------------------------------------------------------------------------
          2,490,000    Arizona Health Facilities Auth.
                       Rev., Series 2003 C, (Terraces),
                       VRDN, 1.94%, 10/7/04 (LOC:
                       Sovereign Bank FSB)                                2,490,000
-------------------------------------------------------------------------------------
            905,000    Board Trustees Morgan County
                       Memorial Hospital Rev., (Johnson
                       County), VRDN, 2.01%, 10/7/04
                       (LOC: Fifth Third Bank)                              905,000
-------------------------------------------------------------------------------------
          1,860,000    Calexico Unified School District
                       COP, (Refinancing Project),
                       VRDN, 1.87%, 10/7/04 (XLCA)
                       (SBBPA: Wachovia Bank N.A.)                        1,860,000
-------------------------------------------------------------------------------------
            900,000    California Statewide Communities
                       Development Auth. Rev., Series
                       2001 B, (American Modular),
                       VRDN, 1.95%, 10/7/04 (LOC:
                       Bank of the West)                                    900,000
-------------------------------------------------------------------------------------

See Notes to Financial Statements.

(continued)

------
7

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                             Value
------------------------------------------------------------------------------------
         $  350,000    Chesterfield County Industrial
                       Development Auth. Rev., Series
                       2002 B, (Virginia State
                       University),  VRDN, 1.65%, 10/1/04 (LOC:
                       Bank of America N.A.)                          $    350,000
------------------------------------------------------------------------------------
          4,400,000    Cobb County Development Auth.
                       Rev., (Leeman Construction
                       Company), VRDN, 1.80%,
                       10/6/04 (LOC: SunTrust Bank)                      4,400,000
------------------------------------------------------------------------------------
          1,050,000    Colorado Health Facilities
                       Auth. Rev., Series 2004 B,
                       (Arapahoe House), VRDN,  1.85%,
                       10/7/04 (LOC: Wells
                       Fargo Bank N.A.)                                  1,050,000
------------------------------------------------------------------------------------
            950,000    Colorado Housing & Finance
                       Auth. Rev., Series 2004 B,
                       (Corey Building), VRDN,  1.94%,
                       10/7/04 (LOC: Wells
                       Fargo Bank N.A.)                                    950,000
------------------------------------------------------------------------------------
          3,250,000    Columbus Development Auth.
                       Rev., VRDN, 1.89%, 10/7/04
                       (LOC: Columbus Bank & Trust)                      3,250,000
------------------------------------------------------------------------------------
          5,000,000    Cook County GO, Series
                       2004 D, VRDN, 1.87%, 10/6/04                      5,000,000
------------------------------------------------------------------------------------
          5,105,000    Cook County Industrial
                       Development Rev., Series
                       1999 B, (Devorahco LLC),  VRDN,
                       1.91%, 10/7/04 (LOC:
                       LaSalle Bank N.A.)(Acquired
                       3/23/01, Cost $5,105,000)(2)                      5,105,000
------------------------------------------------------------------------------------
          2,000,000    County of Cuyahoga Rev.,
                       Series 2004 B, (Gateway),
                       VRDN, 1.85%, 10/6/04
                       (SBBPA: Wachovia Bank N.A.)                       2,000,000
------------------------------------------------------------------------------------
          1,000,000    Greenville South Carolina
                       Memorial Auditorium District
                       COP, Series 1996 C, (BI-LO
                       Center), VRDN, 1.94%, 10/6/04
                      (LOC: Bank of America N.A.)                       1,000,000
------------------------------------------------------------------------------------
          4,345,000    Guam International Airport Auth.
                       Rev., Series 2003 D, 1.45%,
                       10/1/04 (MBIA)                                   4,345,000
------------------------------------------------------------------------------------
          6,500,000    Gwinnett County Development
                       Auth. Rev., (Hopewell Christian
                       Academy), VRDN, 1.80%,
                       10/7/04 (LOC: Bank of America N.A.)               6,500,000
------------------------------------------------------------------------------------
          3,000,000    Hale County Industrial
                       Development Corp. Rev.,
                       (Struikmans), VRDN, 2.00%,  10/7/04
                       (LOC: Bank of
                       the West)                                         3,000,000
------------------------------------------------------------------------------------
          3,075,000    Homestead Special Obligation
                       Rev., (Speedway), VRDN, 1.80%,
                       10/6/04 (LOC: SunTrust Bank)                     3,075,000
------------------------------------------------------------------------------------
            750,000    Indiana Health Facility Financing
                       Auth. Rev., Series 2002 B,
                       (Golden Years), VRDN, 1.85%,
                       10/7/04 (LOC: Wells Fargo
                       Bank N.A.)                                         750,000
------------------------------------------------------------------------------------

Principal Amount                                                            Value
------------------------------------------------------------------------------------
       $  7,425,000    Kansas City Missouri Tax
                       Increment Rev., Series 2003 B,
                       (Chouteau Development
                       Company LLC), VRDN, 2.09%,
                       10/7/04 (MBIA) (SBBPA:
                       JPMorgan Chase Bank)                            $  7,425,000
------------------------------------------------------------------------------------
          7,145,000    Maryland State Health & Higher
                       Educational Facilities Auth. Rev.,
                       Series 1999 B, (Glen
                       Meadows  Retirement), VRDN, 1.85%,
                       10/6/04 (LOC: First Union
                       National Bank)                                   7,145,000
----------------------------------------------------------------------------------
          8,125,000    Montebello COP, VRDN, 1.92%,
                       10/6/04 (LOC: Union Bank of
                       California N.A. & California State
                       Teachers Retirement System)                      8,125,000
----------------------------------------------------------------------------------
            360,000    Nebraska Investment Finance
                       Auth. Multifamily Rev., Series
                       2001 B, (Riverbend
                       Apartments), VRDN, 1.96%,
                       10/7/04 (LOC: LaSalle Bank  N.A.)
                       (Acquired 9/5/01,
                       Cost $360,000)(2)                                  360,000
----------------------------------------------------------------------------------
          2,000,000    Olathe Industrial Rev., Series
                       1997 B, (Diamant Boart Inc.),
                       VRDN, 1.98%, 10/7/04 (LOC:
                       Svenska Handelsbanken) (Acquired 12/2/02,
                       Cost $2,000,000)(2)                              2,000,000
----------------------------------------------------------------------------------
          2,000,000    Oregon State Facilities Auth.
                       Rev., (Hazelden Springbrook),
                       VRDN, 2.00%, 10/7/04 (LOC:
                       Allied Irish Bank plc)                           2,000,000
----------------------------------------------------------------------------------
          2,100,000    Osceola County Housing
                       Finance Auth. Rev., Series
                       2002 B, (Regatta Bay Apartments),
                       VRDN, 1.94%,  10/6/04 (LOC: JPMorgan
                       Chase Bank)                                      2,100,000
----------------------------------------------------------------------------------
            100,000    Palm Beach County Florida
                       Housing Finance Auth. Rev.,
                       Series 2003 B,
                       (Renaissance), VRDN, s
                       1.94%, 10/6/04 (FNMA)                              100,000
----------------------------------------------------------------------------------
          3,625,000    Washington Higher
                       Education Facilities Auth.
                       Rev., Series 2003 B, (Cornish
                       College), VRDN,
                       1.80%, 10/6/04 (LOC: Bank
                      of America N.A.)                                  3,625,000
----------------------------------------------------------------------------------
          2,690,000    West Covina Public
                       Financing Auth. Rev., Series
                       2002 A, VRDN, 1.92%, 10/6/04
                       (LOC: Union Bank
                       of California N.A.)                              2,690,000
----------------------------------------------------------------------------------
          1,930,000    Winder-Barrow Industrial
                       Building Auth. Rev., Series
                       2003 B, (Bankhead Highway),
                       VRDN, 1.80%, 10/7/04 (LOC: Bank of
                       America N.A.)                                    1,930,000
------------------------------------------------------------------------------------

See Notes to Financial Statements.
                                                                 (continued)

------
8

Premium Money Market - Schedule of Investments

SEPTEMBER 30, 2004 (UNAUDITED)

Principal Amount                                                            Value
----------------------------------------------------------------------------------
       $  3,660,000    Wisconsin State Health &
                       Educational Facilities Auth.
                       Rev., Series 2004 C,
                       (Southwest Health), VRDN,
                       1.84%, 10/6/04 (LOC: Fifth
                       Third Bank)                                  $   3,660,000
----------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES                                             90,590,000
----------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT - 1.6%

          8,000,000    Societe Generale, 1.62%,
                       11/12/04 (Acquired
                       8/17/04, Cost $7,999,415)(2)                     7,999,718
----------------------------------------------------------------------------------

ZERO-COUPON U.S. TREASURY

SECURITIES AND EQUIVALENTS - 1.0%

          5,000,000    FHLMC STRIPS - COUPON,
                       1.50%, 1/15/05(1)                                4,978,489
----------------------------------------------------------------------------------

TOTAL INVESTMENT
SECURITIES - 103.0%                                                   507,608,865
----------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES - (3.0)%                                (14,728,306)
----------------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                            $492,880,559
==================================================================================

NOTES TO SCHEDULE OF INVESTMENTS

COP = Certificates of Participation
FHLB = Federal Home Loan Bank
FHLMC = Federal Home Loan Mortgage Corporation
FNMA = Federal National Mortgage Association
GO = General Obligation
LIBOR = London Interbank Offered Rate
LOC = Letter of Credit
MBIA = MBIA Insurance Corporation

resets = The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SBBPA = Standby Bond Purchase Agreement

STRIPS = Separate Trading of Registered Interest and Principal of Securities

VRDN = Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective September 30, 2004.

VRN = Variable Rate Note. Interest reset date is indicated, unless otherwise noted. Rate shown is effective September 30, 2004.

XLCA = XL Capital Ltd.

(1) The rate indicated is the yield to maturity at purchase.

(2) Security was purchased under Rule 144A or Section 4(2) of the
    Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at
    September 30, 2004, was $111,860,642, which represented 22.7% of net assets. Restricted securities considered illiquid represent 2.8% of net assets.

See Notes to Financial Statements.

------
9

Statement of Assets and Liabilities

SEPTEMBER 30, 2004 (UNAUDITED)

ASSETS
Investment securities, at value
(amortized cost and cost for
federal income tax purposes)                                       $507,608,865
------------------------------------------------------------
Receivable for capital shares sold                                        1,209
------------------------------------------------------------
Interest receivable                                                     776,387
------------------------------------------------------------
Prepaid portfolio insurance                                              29,235
--------------------------------------------------------------------------------
                                                                    508,415,696
--------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of demand deposit cash                       11,272,176
------------------------------------------------------------
Payable for investments purchased                                     4,017,001
------------------------------------------------------------
Accrued management fees                                                 186,095
------------------------------------------------------------
Dividends payable                                                        59,865
--------------------------------------------------------------------------------
                                                                     15,535,137
--------------------------------------------------------------------------------

NET ASSETS                                                         $492,880,559
================================================================================
CAPITAL SHARES
Outstanding (unlimited number of shares authorized)                 492,887,184
================================================================================

NET ASSET VALUE PER SHARE                                                 $1.00
================================================================================
NET ASSETS CONSIST OF:
Capital paid in                                                    $492,881,000
------------------------------------------------------------
Accumulated net realized loss on investment transactions                  (441)
--------------------------------------------------------------------------------
                                                                   $492,880,559
================================================================================

See Notes to Financial Statements.

------
10

Statement of Operations

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED)

INVESTMENT INCOME

INCOME:
---------------------------------------------------------------
Interest                                                             $3,392,099
--------------------------------------------------------------------------------

EXPENSES:
---------------------------------------------------------------
Management fees                                                       1,131,858
---------------------------------------------------------------
Trustees' fees and expenses                                              10,248
---------------------------------------------------------------
Portfolio insurance                                                      43,495
--------------------------------------------------------------------------------
                                                                      1,185,601
--------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                 2,206,498
--------------------------------------------------------------------------------

NET REALIZED LOSS ON INVESTMENT TRANSACTIONS                              (441)
--------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $2,206,057
================================================================================

See Notes to Financial Statements.

------
11

Statement of Changes in Net Assets

SIX MONTHS ENDED SEPTEMBER 30, 2004 (UNAUDITED) AND YEAR ENDED MARCH 31, 2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS           SEPT. 30, 2004        MARCH 31, 2004

OPERATIONS
Net investment income                      $   2,206,498            $ 3,789,982
---------------------------------------
Net realized gain (loss)                           (441)                    571
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                      2,206,057              3,790,553
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                   (2,206,498)            (3,789,982)
---------------------------------------
From net realized gains                               --                  (571)
--------------------------------------------------------------------------------
Decrease in net assets
from distributions                           (2,206,498)            (3,790,553)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold                    138,775,408           360,682,687
---------------------------------------
Proceeds from reinvestment
of distributions                               1,919,072            3,413,210
---------------------------------------
Payments for shares redeemed               (127,153,986)        (445,746,370)
--------------------------------------------------------------------------------
Net increase (decrease) in net assets
from capital share transactions               13,540,494         (81,650,473)
--------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS         13,540,053         (81,650,473)

NET ASSETS
Beginning of period                           479,340,506         560,990,979
--------------------------------------------------------------------------------
End of period                                $492,880,559        $479,340,506
================================================================================
TRANSACTIONS IN SHARES OF THE FUND
Sold                                          138,775,408         360,682,687
---------------------------------------
Issued in reinvestment of distributions         1,919,072           3,413,210
---------------------------------------
Redeemed                                    (127,153,986)        (445,746,370)
--------------------------------------------------------------------------------
Net increase (decrease) in
shares of the fund                             13,540,494         (81,650,473)
================================================================================

See Notes to Financial Statements.

------
12

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION-- American Century Investment Trust (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Premium Money Market Fund (the fund) is one fund in a series issued by the trust. The fund is diversified under the 1940 Act. The fund's investment objective is to earn the highest level of current income while preserving the value of your investment. The following is a summary of the fund's significant accounting policies.

SECURITY VALUATIONS--Securities are valued at amortized cost, which approximates current market value.

SECURITY TRANSACTIONS-- Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

INVESTMENT INCOME-- Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

REPURCHASE AGREEMENTS-- The fund may enter into repurchase agreements with institutions that ACIM has determined are creditworthy pursuant to criteria adopted by the Board of Trustees. Each repurchase agreement is recorded at cost.
The fund requires that the collateral, represented by securities, received in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. ACIM monitors, on a daily basis, the securities transferred to ensure the value, including accrued interest, of the securities under each repurchase agreement is equal to or greater than amounts owed to the fund under each repurchase agreement.

JOINT TRADING ACCOUNT-- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other registered investment companies having management agreements with ACIM, may transfer uninvested cash balances into a joint trading account. These balances are invested in one or more repurchase agreements that are collateralized by U.S. Treasury or Agency obligations.

WHEN-ISSUED AND FORWARD COMMITMENTS-- The fund may engage in securities transactions on a when-issued or forward commitment basis. Under these arrangements, the securities' prices and yields are fixed on the date of the commitment, but payment and delivery are scheduled for a future date. During this period, securities are subject to market fluctuations. The fund will segregate cash, cash equivalents or other appropriate liquid securities on its records in amounts sufficient to meet the purchase price.

INCOME TAX STATUS-- It is the fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal
Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

DISTRIBUTIONS TO SHAREHOLDERS-- Distributions from net investment income and short-term capital gains, if any, are declared daily and paid monthly. The fund does not expect to realize any long-term capital gains, and accordingly, does not expect to pay any capital gains distributions.

USE OF ESTIMATES-- The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates.

                                                                    (continued)

------
13

Notes to Financial Statements

SEPTEMBER 30, 2004 (UNAUDITED)

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

MANAGEMENT FEES -- The trust has entered into a Management Agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The
Agreement provides that all expenses of the fund, except brokerage commissions, taxes, portfolio insurance, interest, fees and expenses of those trustees who are not considered "interested persons" as defined in the 1940 Act (including counsel fees) and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the funds and certain other accounts managed by the investment manager that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American
Century family of funds. The rates for the Investment Category Fee range from
0.1170% to 0.2300% and the rates for the Complex Fee range from 0.2500% to
0.3100%. The effective annual management fee for the fund for the six months ended September 30, 2004 was 0.46%.

MONEY MARKET INSURANCE -- The fund, along with other money market funds managed by ACIM, has entered into an insurance agreement with MBIA Insurance Corporation
(MBIA). MBIA provides limited coverage for certain loss events including issuer defaults as to payment of principal or interest and insolvency of a credit enhancement provider. The fund pays annual premiums equal to 0.018% to MBIA based on participating money market funds' market value at January 31, 2004. The premiums are amortized daily over one year.

Related Parties -- -- Certain officers and trustees of the trust are also officers and/or directors, and, as a group, controlling stockholders of American Century
Companies, Inc., (ACC) the parent of the trust's investment manager, ACIM, the distributor of the trust, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services Corporation. JPMorgan Chase
Bank is a custodian of the fund and is a wholly owned subsidiary of J.P. Morgan
Chase & Co. (JPM). JPM is an equity investor in ACC.

3. FEDERAL TAX INFORMATION

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

------
14

Premium Money Market - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
----------------------------------------------------------------------------------------------------
                               2004(1)       2004        2003        2002       2001        2000
PER-SHARE DATA
Net Asset Value,
Beginning of Period            $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
-----------------------------------------------------------------------------------------------------
Income From
Investment Operations
--------------------------
  Net Investment Income         --(2)        0.01        0.01        0.03       0.06         0.05
-----------------------------------------------------------------------------------------------------
Distributions
--------------------------
  From Net
  Investment Income             --(2)       (0.01)      (0.01)      (0.03)     (0.06)      (0.05)
-----------------------------------------------------------------------------------------------------
Net Asset Value,
End of Period                  $1.00        $1.00       $1.00       $1.00       $1.00       $1.00
=====================================================================================================
  TOTAL RETURN(3)               0.44%        0.74%       1.32%       3.03%      6.18%       5.18%

RATIOS/SUPPLEMENTAL DATA
Ratio of
Operating Expenses
to Average Net Assets           0.48%(4)     0.47%       0.47%       0.46%      0.45%       0.45%
--------------------------
Ratio of Net
Investment Income
to Average Net Assets           0.89%(4)     0.73%       1.32%       2.91%      5.99%       5.09%
--------------------------
Net Assets, End of Period
(in thousands)               $492,881     $479,341    $560,991    $575,389   $526,794    $378,719
-----------------------------------------------------------------------------------------------------

(1) Six months ended September 30, 2004 (unaudited).

(2) Per-share amount was less than $0.005.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized.

(4) Annualized.

See Notes to Financial Statements.

------
15

Additional Information

RETIREMENT ACCOUNT INFORMATION

As required by law, any distributions you receive from an IRA or certain 403(b),
457 and qualified plans [those not eligible for rollover to an IRA or to another qualified plan] are subject to federal income tax withholding, unless you elect not to have withholding apply. Tax will be withheld on the total amount withdrawn even though you may be receiving amounts that are not subject to withholding, such as nondeductible contributions. In such case, excess amounts of withholding could occur. You may adjust your withholding election so that a greater or lesser amount will be withheld.

If you don't want us to withhold on this amount, you must notify us to not withhold the federal income tax. Even if you plan to roll over the amount you withdraw to another tax-deferred account, the withholding rate still applies to the withdrawn amount unless we have received notice not to withhold federal income tax prior to the withdrawal. You may notify us in writing or in certain situations by telephone or through other electronic means. You have the right to revoke your withholding election at any time and any election you make may remain in effect until revoked by filing a new election.

Remember, even if you elect not to have income tax withheld, you are liable for paying income tax on the taxable portion of your withdrawal. If you elect not to have income tax withheld or you don't have enough income tax withheld, you may be responsible for payment of estimated tax. You may incur penalties under the estimated tax rules if your withholding and estimated tax payments are not sufficient.

State tax will be withheld if, at the time of your distribution, your address is within one of the mandatory withholding states and you have federal income tax withheld. State taxes will be withheld from your distribution in accordance with the respective state rules.

PROXY VOTING GUIDELINES

American Century Investment Management, Inc., the fund's investment manager, is responsible for exercising the voting rights associated with the securities purchased and/or held by the fund. A description of the policies and procedures the manager uses in fulfilling this responsibility is available without charge, upon request, by calling 1-800-345-2021. It is also available on American
Century's Web site at americancentury.com and on the Securities and Exchange
Commission's Web site at sec.gov. Information regarding how the investment manager voted proxies relating to portfolio securities during the most recent
12-month period ended June 30 is available on the "About Us" page at
americancentury.com. It is also available at sec.gov.

                                                                     (continued)

------
16

Additional Information

QUARTERLY PORTFOLIO DISCLOSURE

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q for periods ending on or after July 9, 2004. The fund's Form
N-Q is available on the SEC's Web site at sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its Web site at
americancentury.com and, upon request, by calling 1-800-345-2021.

------
17

Index Definition

The following index is used to illustrate investment market, sector, or style performance or to serve as fund performance comparisons. It is not an investment product available for purchase.

The 90-DAY U.S. TREASURY BILL INDEX is derived from secondary market interest rates as published by the Federal Reserve Bank and includes three-month, six-month, and one-year instruments.

------
18

Notes

------
19

Notes

------
20

CONTACT US

AMERICANCENTURY.COM

AUTOMATED INFORMATION LINE:
1-800-345-8765

INVESTOR RELATIONS:
1-800-345-2021 or 816-531-5575

BUSINESS, NOT-FOR-PROFIT,
EMPLOYER-SPONSORED RETIREMENT PLANS:
1-800-345-3533

BANKS AND TRUST COMPANIES, BROKER-DEALERS,
FINANCIAL ADVISORS, INSURANCE COMPANIES:
1-800-345-6488

TELECOMMUNICATIONS DEVICE FOR THE DEAF:
1-800-634-4113 or 816-444-3485

AMERICAN CENTURY INVESTMENT TRUST

INVESTMENT MANAGER:
American Century Investment Management, Inc.
Kansas City, Missouri

THIS REPORT AND THE STATEMENTS IT CONTAINS ARE SUBMITTED FOR THE GENERAL
INFORMATION OF OUR SHAREHOLDERS. THE REPORT IS NOT AUTHORIZED FOR DISTRIBUTION
TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE
PROSPECTUS.

The American Century Investments logo, American Century
and American Century Investments are service marks
of American Century Services Corporation.

0410                           American Century Investment Services, Inc.
SH-SAN-40411N                  (c)2004 American Century Services Corporation

ITEM 2.   CODE OF ETHICS.

          Not applicable for semiannual report filings.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

          Not applicable for semiannual report filings.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

          Not applicable for semiannual report filings.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.

          The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

ITEM 7.   DISCLOSURE OF PROXY VOTING  POLICIES AND PROCEDURES FOR CLOSED-END
          MANAGEMENT INVESTMENT COMPANIES.

          Not applicable.

ITEM 8.   PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
          COMPANY AND AFFILIATED PURCHASERS.

          Not applicable.

ITEM 9.   SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          The registrant  does not currently  have in place  procedures by which shareholders may recommend nominees to the registrant's board.

ITEM 10.  CONTROLS AND PROCEDURES.

(a)       The registrant's  principal  executive officer and principal financial officer have concluded that the registrant's  disclosure  controls and procedures (as defined in Rule 30a-3(c)  under the Investment  Company
          Act of 1940) are effective based on their evaluation of these controls and  procedures as of a date within 90 days of the filing date of this report.

(b)       There  were no  changes  in the  registrant's  internal  control  over financial  reporting (as defined in Rule 30a-3(d) under the Investment
          Company Act of 1940) that occurred during the registrant's last fiscal half-year that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's  internal control over financial reporting.

ITEM 11.  EXHIBITS.

(a)(1)    Not applicable for semiannual report filings.

(a)(2)    Separate   certifications  by  the  registrant's  principal  executive officer and principal  financial  officer,  pursuant to Section 302 of the  Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment
          Company  Act of  1940,  are  filed  and  attached  hereto  as  Exhibit
          99.302CERT.

(a)(3)    Not applicable.

(b)       A certification by the registrant's  chief executive officer and chief financial  officer,  pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  American Century Investment Trust

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President

Date: December 3, 2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ William M. Lyons
      --------------------------------------------
      Name:    William M. Lyons
      Title:   President
               (principal executive officer)

Date: December 3, 2004

By:   /s/ Maryanne L. Roepke
      --------------------------------------------
      Name:    Maryanne L. Roepke
      Title:   Sr. Vice President, Treasurer, and
               Chief Accounting Officer
               (principal financial officer)

Date: December 3, 2004